UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

 (Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 90.7% (b)
928	Highbridge Statistical Market Neutral, Select Class Shares	15,000
251	JPMorgan Asia Equity Fund, Institutional Class Shares	7,500
1,347	JPMorgan Core Bond Fund, Select Class Shares	15,000
385	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	7,500
1,113	JPMorgan Growth Advantage Fund, Select Class Shares (a)	7,500
1,208	JPMorgan High Yield Fund, Select Class Shares	9,000
323	JPMorgan International Equity Index Fund, Select Class Shares	6,000
699	JPMorgan International Value Fund, Institutional Class Shares	9,000
411	JPMorgan Mid Cap Value Fund, Institutional Class Shares	7,500
968	JPMorgan Short Duration Bond Fund, Select Class Shares	10,500
916	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	10,500
749	JPMorgan Tax Aware Real Return Fund, Institutional Class Shares	7,500
1,771	JPMorgan U.S. Equity Fund, Institutional Class Shares	15,000
594	JPMorgan Value Opportunities Fund, Institutional Class Shares	7,500
	Total Investment Companies (Cost $135,000)	135,000
	Total Investments — 90.7% (Cost $135,000)	135,000
	Other Assets in Excess of Liabilities — 9.3%	13,779
	NET ASSETS — 100.0%	$148,779

Percentages indicated are based on net assets.

Allocation Of Investments *

Taxable Fixed Income Funds	33.3%
Domestic Equity Funds	27.8
International Equity Funds	22.2
Specialty Funds	16.7

*	Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Inc.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$—

Federal income tax cost of investments	$135,000

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities#	$135,000	$—	$—	$135,000

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 92.8% (b)
928	Highbridge Statistical Market Neutral Fund, Select Class Shares	15,000
301	JPMorgan Asia Equity Fund, Institutional Class Shares	9,000
943	JPMorgan Core Bond Fund, Select Class Shares	10,500
462	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	9,000
1,780	JPMorgan Growth Advantage Fund, Select Class Shares (a)	12,000
1,208	JPMorgan High Yield Fund, Select Class Shares	9,000
646	JPMorgan International Equity Index Fund, Select Class Shares	12,000
1,048	JPMorgan International Value Fund, Institutional Class Shares	13,500
576	JPMorgan Mid Cap Value Fund, Institutional Class Shares	10,500
654	JPMorgan Strategic Income Opportunities Fund, Select Class Shares	7,500
599	JPMorgan Tax Aware Real Return Fund, Institutional Class Shares	6,000
1,771	JPMorgan U.S. Equity Fund, Institutional Class Shares	15,000
713	JPMorgan Value Opportunities Fund, Institutional Class Shares	9,000
	Total Investment Companies (Cost $138,000)	138,000
	Total Investments — 92.8% (Cost $138,000)	138,000
	Other Assets in Excess of Liabilities — 7.2%	10,779
	NET ASSETS — 100.0%	$148,779

Percentages indicated are based on net assets.

Allocation Of Investments *

Domestic Equity Funds	33.8%
International Equity Funds	31.5
Taxable Fixed Income Funds	19.5
Specialty Funds	15.2

*	Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Inc.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$—

Federal income tax cost of investments	$138,000

Access Growth Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities#	$138,000	$—	$—	$138,000

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Common Stocks — 98.6%
		Consumer Discretionary — 8.9%
		Auto Components — 0.5%
44		Johnson Controls, Inc.	1,114

		Diversified Consumer Services — 0.4%
1		Apollo Group, Inc., Class A (a)	59
7		ITT Educational Services, Inc. (a) (c)	762

			821

		Hotels, Restaurants & Leisure — 1.9%
24		Darden Restaurants, Inc. (c)	806
35		International Game Technology (c)	741
25		McDonald’s Corp.	1,438
19		Royal Caribbean Cruises Ltd. (a)	467
25		Starwood Hotels & Resorts Worldwide, Inc. (c)	809

			4,261

		Household Durables — 0.4%
3		D.R. Horton, Inc.	34
27		KB Home (c)	447
32		Lennar Corp., Class A (c)	460
–	(h)	Mohawk Industries, Inc. (a)	10
–	(h)	Whirlpool Corp. (c)	14

			965

		Internet & Catalog Retail — 0.6%
14		Amazon.com, Inc. (a)	1,326

		Media — 2.1%
5		DISH Network Corp., Class A (a)	104
9		Time Warner Cable, Inc. (c)	396
50		Time Warner, Inc.	1,428
107		Walt Disney Co. (The) (c)	2,933

			4,861

		Multiline Retail — 0.8%
9		Family Dollar Stores, Inc.	230
15		Kohl’s Corp. (a) (c)	867
16		Target Corp.	723

			1,820

		Specialty Retail — 0.9%
12		Advance Auto Parts, Inc.	468
9		Best Buy Co., Inc. (c)	349
15		CarMax, Inc. (a)	311
10		Home Depot, Inc.	253
35		Staples, Inc.	801

			2,182

		Textiles, Apparel & Luxury Goods — 1.3%
24		Coach, Inc. (c)	783
10		Nike, Inc., Class B	666
3		Polo Ralph Lauren Corp. (c)	207
18		V.F. Corp.	1,304

			2,960

		Total Consumer Discretionary	20,310

		Consumer Staples — 11.8%
		Beverages — 1.9%
81		Coca-Cola Co. (The)	4,334

		Food & Staples Retailing — 3.4%
8		Costco Wholesale Corp.	429
77		CVS/Caremark Corp.	2,759
10		Kroger Co. (The)	204
20		Safeway, Inc.	393
12		SUPERVALU, Inc. (c)	175
28		SYSCO Corp. (c)	693
61		Wal-Mart Stores, Inc.	2,985

			7,638

		Food Products — 1.8%
2		Archer-Daniels-Midland Co.	64
21		ConAgra Foods, Inc.	460
25		General Mills, Inc.	1,622
78		Kraft Foods, Inc., Class A	2,049

			4,195

		Household Products — 2.5%
7		Clorox Co.	423
91		Procter & Gamble Co.	5,242

			5,665

		Tobacco — 2.2%
126		Altria Group, Inc.	2,242
57		Philip Morris International, Inc.	2,754

			4,996

		Total Consumer Staples	26,828

		Energy —11.6%
		Energy Equipment & Services — 1.9%
1		Baker Hughes, Inc. (c)	60
10		National Oilwell Varco, Inc. (a)	440
24		Noble Corp. (c)	919
41		Schlumberger Ltd.	2,426
25		Weatherford International Ltd., (Switzerland) (a)	522

			4,367

		Oil, Gas & Consumable Fuels — 9.7%
8		Anadarko Petroleum Corp.	527
20		Apache Corp.	1,818
72		Chevron Corp.	5,092
32		ConocoPhillips	1,445
18		Devon Energy Corp.	1,239
12		EOG Resources, Inc. (c)	969
104		Exxon Mobil Corp.	7,142
35		Occidental Petroleum Corp.	2,744
24		Southwestern Energy Co. (a) (c)	1,003

			21,979

		Total Energy	26,346

		Financials — 14.8%
		Capital Markets — 4.5%
37		Bank of New York Mellon Corp. (The)	1,084
24		Goldman Sachs Group, Inc. (The) (c)	4,388
82		Morgan Stanley	2,538
29		State Street Corp.	1,541
32		TD AMERITRADE Holding Corp. (a)	620

			10,171

		Commercial Banks — 3.2%
32		BB&T Corp.	874
13		PNC Financial Services Group, Inc. (c)	627
41		Regions Financial Corp. (c)	256
18		SunTrust Banks, Inc.	399
13		TCF Financial Corp. (c)	163
34		U.S. Bancorp	737
140		Wells Fargo & Co.	3,948
14		Zions Bancorp	250

			7,254

		Consumer Finance — 0.3%
10		American Express Co.	346
13		Capital One Financial Corp. (c)	475

			821

		Diversified Financial Services — 3.2%
275		Bank of America Corp.	4,645
473		Citigroup, Inc.	2,287
1		CME Group, Inc.	339

			7,271

		Insurance — 2.5%
17		Aflac, Inc.	709
31		Allstate Corp. (The)	940
11		AON Corp. (c)	448
24		Axis Capital Holdings Ltd., (Bermuda)	709
4		Lincoln National Corp.	111
1		PartnerRe Ltd., (Bermuda)	69
25		Prudential Financial, Inc. (c)	1,248
15		RenaissanceRe Holdings Ltd., (Bermuda)	827
6		Travelers Cos., Inc. (The)	310
4		Unum Group	77
1		Willis Group Holdings Ltd., (United Kingdom)	17
18		XL Capital Ltd., (Bermuda), Class A	306

			5,771

		Real Estate Investment Trusts (REITs) — 1.1%
4		Alexandria Real Estate Equities, Inc. (c)	201
8		Digital Realty Trust, Inc.	379
16		Health Care REIT, Inc. (c)	662
18		Kimco Realty Corp. (c)	237
7		National Retail Properties, Inc. (c)	140
4		ProLogis (c)	44
3		Public Storage (c)	211
8		Realty Income Corp. (c)	216
21		Senior Housing Properties Trust (c)	405

			2,495

		Total Financials	33,783

		Health Care — 12.8%
		Biotechnology — 1.8%
7		Alexion Pharmaceuticals, Inc. (a)	299
6		Amgen, Inc. (a)	349
33		Celgene Corp. (a)	1,850
34		Gilead Sciences, Inc. (a)	1,574

			4,072

		Health Care Equipment & Supplies — 2.3%
31		Baxter International, Inc.	1,767
108		Boston Scientific Corp. (a)	1,139
26		Covidien plc, (Ireland)	1,112
33		Medtronic, Inc.	1,196

			5,214

		Health Care Providers & Services — 1.7%
25		Aetna, Inc. (c)	687
14		AmerisourceBergen Corp.	318
9		CIGNA Corp. (c)	239
18		McKesson Corp.	1,096
15		UnitedHealth Group, Inc.	363
26		WellPoint, Inc. (a)	1,222

			3,925

		Life Sciences Tools & Services — 0.0% (g)
1		Thermo Fisher Scientific, Inc. (a) (c)	39

		Pharmaceuticals — 7.0%
73		Abbott Laboratories	3,606
121		Bristol-Myers Squibb Co. (c)	2,727
30		Johnson & Johnson	1,802
68		Merck & Co., Inc. (c)	2,141
6		Mylan, Inc. (a) (c)	103
186		Pfizer, Inc.	3,075
64		Schering-Plough Corp.	1,800
12		Wyeth	564

			15,818

		Total Health Care	29,068

		Industrials — 9.3%
		Aerospace & Defense — 2.8%
18		Boeing Co. (c)	996
15		Goodrich Corp.	821
1		L-3 Communications Holdings, Inc.	96
27		Northrop Grumman Corp.	1,418
50		United Technologies Corp.	3,065

			6,396

		Air Freight & Logistics — 0.1%
3		C.H. Robinson Worldwide, Inc.	150

		Construction & Engineering — 0.1%
2		Fluor Corp.	102
1		Jacobs Engineering Group, Inc. (a)	41

			143

		Electrical Equipment — 0.9%
31		Cooper Industries Ltd., Class A	1,161
23		Emerson Electric Co.	918

			2,079

		Industrial Conglomerates —1.2%
162		General Electric Co.	2,653
5		Textron, Inc.	97

			2,750

		Machinery — 2.5%
10		Caterpillar, Inc. (c)	529
1		Cummins, Inc.	22
42		Deere & Co. (c)	1,781
11		Eaton Corp.	617
49		PACCAR, Inc. (c)	1,844
18		Parker Hannifin Corp. (c)	918

			5,711

		Road & Rail — 1.7%
14		CSX Corp.	582
27		Norfolk Southern Corp. (c)	1,151
37		Union Pacific Corp.	2,141

			3,874

		Trading Companies & Distributors — 0.0% (g)
1		Fastenal Co.	39
3		GATX Corp.	89

			128

		Total Industrials	21,231

		Information Technology — 18.1%
		Communications Equipment — 3.8%
148		Cisco Systems, Inc. (a)	3,472
88		Corning, Inc.	1,353
35		Juniper Networks, Inc. (a) (c)	938
66		QUALCOMM, Inc.	2,969

			8,732

		Computers & Peripherals — 5.3%
21		Apple, Inc. (a)	3,893
84		Hewlett-Packard Co.	3,980
24		International Business Machines Corp.	2,835
25		NetApp, Inc. (a)	670
30		SanDisk Corp. (a) (c)	642
4		Western Digital Corp. (a) (c)	142

			12,162

		Internet Software & Services — 1.7%
8		Google, Inc., Class A (a) (c)	3,867

		IT Services — 1.7%
5		Affiliated Computer Services, Inc., Class A (a)	260
23		Automatic Data Processing, Inc.	916
18		Cognizant Technology Solutions Corp., Class A (a)	700
1		Fidelity National Information Services, Inc.	20
–	(h)	Fiserv, Inc. (a)	15
4		MasterCard, Inc., Class A (c)	869
39		Paychex, Inc. (c)	1,118

			3,898

		Semiconductors & Semiconductor Equipment — 1.9%
11		Applied Materials, Inc. (c)	153
111		Atmel Corp. (a) (c)	465
25		Broadcom Corp., Class A (a) (c)	761
18		Intel Corp.	350
28		Intersil Corp., Class A (c)	432
111		LSI Corp. (a) (c)	609
10		Marvell Technology Group Ltd., (Bermuda) (a)	167
48		National Semiconductor Corp. (c)	685
24		Xilinx, Inc.	569

			4,191

		Software — 3.7%
258		Microsoft Corp. (c)	6,667
87		Oracle Corp.	1,807
–	(h)	Symantec Corp. (a)	6

			8,480

		Total Information Technology	41,330

		Materials — 3.7%
		Chemicals — 2.5%
20		Air Products & Chemicals, Inc.	1,528
91		Dow Chemical Co. (The)	2,365
36		E.l. du Pont de Nemours & Co.	1,160
12		PPG Industries, Inc.	722

			5,775

		Metals & Mining — 1.2%
8		Cliffs Natural Resources, Inc.	246
31		Freeport-McMoRan Copper & Gold, Inc.	2,127
8		United States Steel Corp. (c)	346

			2,719

		Total Materials	8,494

		Telecommunication Services — 3.7%
		Diversified Telecommunication Services — 2.8%
120		AT&T, Inc.	3,233
6		CenturyTel, Inc.	185
102		Verizon Communications, Inc.	3,079

			6,497

		Wireless Telecommunication Services — 0.9%
8		American Tower Corp., Class A (a)	306
5		Crown Castle International Corp. (a)	160
379		Sprint Nextel Corp. (a)	1,496

			1,962

		Total Telecommunication Services	8,459

		Utilities — 3.9%
		Electric Utilities — 1.3%
28		Edison International	954
3		Entergy Corp.	224
1		Exelon Corp.	40
6		FPL Group, Inc. (c)	353
76		NV Energy, Inc.	885
2		Pinnacle West Capital Corp.	66
15		Southern Co.	478

			3,000

		Multi-Utilities — 2.6%
65		CMS Energy Corp. (c)	871
45		PG&E Corp. (c)	1,838
55		Public Service Enterprise Group, Inc.	1,717
18		SCANA Corp.	632
47		Xcel Energy, Inc. (c)	902

			5,960

		Total Utilities	8,960

		Total Common Stocks (Cost $168,033)	224,809

PRINCIPAL AMOUNT ($)

U.S. Treasury Obligation — 0.2%
425	U.S. Treasury Note, 2.875%, 06/30/10 (k) (Cost $433)	433

SHARES

	Short-Term Investment — 1.4%
	Investment Company — 1.4%
3,236	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $3,236)	3,236

	Investment of Cash Collateral for Securities on Loan — 19.1%
	Investment Company — 19.1%
43,511	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $43,511)	43,511

	Total Investments — 119.3%
	(Cost $215,213)	271,989
	Liabilities in Excess of Other Assets — (19.3)%	(43,957)

	NET ASSETS — 100.0%	$228,032

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
14	S&P 500 Index	12/17/09	$3,685	$53

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,908
Aggregate gross unrealized depreciation	(132)

Net unrealized appreciation/depreciation	$56,776

Federal income tax cost of investments	$215,213

Disciplined Equity Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$271,556	$433	$—	$271,989
Appreciation in Other Financial Instruments*	$53	$—	$—	$53

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Common Stocks — 52.5%
		Consumer Discretionary — 5.3%
		Auto Components — 0.4%
7		Compagnie Generale des Etablissements Michelin, (France), Class B	545
12		Gentex Corp.	172
21		Johnson Controls, Inc.	543
2		Spartan Motors, Inc.	11
2		Standard Motor Products, Inc.	32

			1,303

		Automobiles — 0.6%
10		Daimler AG, (Germany)	486
90		Nissan Motor Co., Ltd., (Japan) (a)	608
19		Toyota Motor Corp., (Japan)	760

			1,854

		Distributors — 0.0% (g)
1		Core-Mark Holding Co., Inc. (a)	26

		Diversified Consumer Services — 0.1%
2		Apollo Group, Inc., Class A (a) (m)	118
1		Bridgepoint Education, Inc. (a) (m)	20
1		Corinthian Colleges, Inc. (a)	11
1		H&R Block, Inc. (m)	13
1		ITT Educational Services, Inc. (a)	145
8		Lincoln Educational Services Corp. (a)	186

			493

		Hotels, Restaurants & Leisure — 1.0%
9		Boyd Gaming Corp. (a) (m)	95
2		CEC Entertainment, Inc. (a) (m)	44
7		Cheesecake Factory, Inc. (The) (a)	127
1		Chipotle Mexican Grill, Inc., Class A (a)	93
—	(h)	Choice Hotels International, Inc.	9
1		Cracker Barrel Old Country Store, Inc.	41
2		Darden Restaurants, Inc.	73
1		DineEquity, Inc.	22
3		Domino’s Pizza, Inc. (a)	29
3		Einstein Noah Restaurant Group, Inc. (a)	37
23		Intercontinental Hotels Group plc, (United Kingdom)	302
15		International Game Technology	333
1		Isle of Capri Casinos, Inc. (a)	6
5		Life Time Fitness, Inc. (a)	133
5		Marriott International, Inc., Class A	124
1		McDonald’s Corp.	78
5		Penn National Gaming, Inc. (a)	142
17		Royal Caribbean Cruises Ltd. (a)	400
6		Ruby Tuesday, Inc. (a)	47
6		Ruth’s Hospitality Group, Inc. (a)	25
7		Sodexo, (France)	419
8		Starwood Hotels & Resorts Worldwide, Inc.	269
36		TUI Travel plc, (United Kingdom)	148
7		Wyndham Worldwide Corp.	114
9		Yum! Brands, Inc.	289

			3,399

		Household Durables — 0.2%
—	(h)	CSS Industries, Inc. (m)	—	(h)
1		D.R. Horton, Inc.	9
1		Helen of Troy Ltd., (Bermuda) (a)	27
1		Hooker Furniture Corp.	14
1		Jarden Corp.	40
6		KB Home	101
11		Lennar Corp., Class A	159
5		Tempur-Pedic International, Inc. (a)	87
—	(h)	Toll Brothers, Inc. (a)	9
1		Tupperware Brands Corp.	56
2		Whirlpool Corp.	109

			611

		Internet & Catalog Retail — 0.2%
7		Amazon.com, Inc. (a) (m)	648
3		HSN, Inc. (a)	49
2		Vitacost.com, Inc. (a)	24

			721

		Leisure Equipment & Products — 0.1%
5		JAKKS Pacific, Inc. (a)	70
1		Mattel, Inc.	11
2		RC2 Corp. (a)	24
9		Smith & Wesson Holding Corp. (a)	47
—	(h)	Steinway Musical Instruments (a)	5
1		Sturm Ruger & Co., Inc.	9

			166

		Media — 1.1%
2		AH Belo Corp., Class A (m)	8
5		Belo Corp., Class A (m)	26
1		Carmike Cinemas, Inc. (a)	10
2		Cinemark Holdings, Inc.	22
7		Comcast Corp., Class A	123
—	(h)	Cumulus Media, Inc., Class A (a)	—	(h)
1		DIRECTV Group, Inc. (The) (a)	20
2		Discovery Communications, Inc., Class A (a)	52
—	(h)	DISH Network Corp., Class A (a)	8
3		Entercom Communications Corp., Class A (a)	14
13		Gannett Co., Inc.	162
2		Harte-Hanks, Inc.	26
2		Interpublic Group of Cos., Inc. (a)	13
4		LIN TV Corp., Class A (a)	21
—	(h)	Marvel Entertainment, Inc. (a)	15
6		Mediacom Communications Corp., Class A (a)	36
—	(h)	New York Times Co. (The), Class A	1
2		News Corp., Class A	24
3		Time Warner Cable, Inc.	115
43		Time Warner, Inc.	1,249
6		Valassis Communications, Inc. (a)	98
1		Viacom, Inc., Class B (a)	16
59		Walt Disney Co. (The)	1,620

			3,679

		Multiline Retail — 0.4%
2		Dillard’s, Inc., Class A	27
—	(h)	J.C. Penney Co., Inc.	9
8		Kohl’s Corp. (a)	457
9		Macy’s, Inc.	155
6		Nordstrom, Inc.	184
1		Saks, Inc. (a)	4
43		Takashimaya Co., Ltd., (Japan)	343
3		Target Corp.	135

			1,314

		Specialty Retail — 0.9%
—	(h)	Abercrombie & Fitch Co., Class A (m)	6
5		Advance Auto Parts, Inc. (m)	201
2		Aeropostale, Inc. (a) (m)	70
6		Asbury Automotive Group, Inc. (a) (m)	71
6		Best Buy Co., Inc. (m)	233
1		Brown Shoe Co., Inc. (m)	9
3		Cabela’s, Inc. (a)	41
9		Chico’s FAS, Inc. (a)	113
1		Children’s Place Retail Stores, Inc. (The) (a)	27
3		Collective Brands, Inc. (a)	48
3		Finish Line, Inc. (The), Class A	35
1		Gap, Inc. (The)	19
1		Gymboree Corp. (a)	63
1		hhgregg, Inc. (a)	19
2		Home Depot, Inc.	50
1		Hot Topic, Inc. (a)	9
7		J Crew Group, Inc. (a)	266
2		Jos. A. Bank Clothiers, Inc. (a)	72
3		Kirkland’s, Inc. (a)	38
1		Lowe’s Cos., Inc.	22
2		Men’s Wearhouse, Inc. (The)	54
10		Rent-A-Center, Inc. (a)	181
4		Sherwin-Williams Co. (The)	232
4		Signet Jewelers Ltd., (Bermuda) (a)	97
3		Sonic Automotive, Inc., Class A	30
39		Staples, Inc.	910

			2,916

		Textiles, Apparel & Luxury Goods — 0.3%
2		Coach, Inc.	63
1		Deckers Outdoor Corp. (a)	68
2		G-III Apparel Group Ltd. (a)	31
4		Iconix Brand Group, Inc. (a)	45
9		Jones Apparel Group, Inc.	167
6		Maidenform Brands, Inc. (a)	98
3		Nike, Inc., Class B	202
1		Oxford Industries, Inc.	12
5		Perry Ellis International, Inc. (a)	75
—	(h)	Polo Ralph Lauren Corp.	27
1		Steven Madden Ltd. (a)	26
1		UniFirst Corp.	53
4		V.F. Corp.	279

			1,146

		Total Consumer Discretionary	17,628

		Consumer Staples — 4.9%
		Beverages — 0.8%
15		Anheuser-Busch InBev N.V., (Belgium)	710
25		Coca-Cola Co. (The)	1,339
2		Pepsi Bottling Group, Inc.	87
6		PepsiCo, Inc.	375

			2,511

		Food & Staples Retailing — 1.3%
2		Andersons, Inc. (The) (m)	67
1		BJ’s Wholesale Club, Inc. (a) (m)	50
7		Carrefour S.A., (France)	319
2		Costco Wholesale Corp.	135
26		CVS/Caremark Corp. (m)	943
13		Kroger Co. (The)	269
1		Nash Finch Co.	14
2		Pantry, Inc. (The) (a)	30
13		Safeway, Inc.	251
3		SUPERVALU, Inc.	49
20		SYSCO Corp.	488
65		Tesco plc, (United Kingdom)	414
4		Walgreen Co.	136
24		Wal-Mart Stores, Inc.	1,186

			4,351

		Food Products — 0.8%
1		American Dairy, Inc., (China) (a) (m)	26
1		Archer-Daniels-Midland Co. (m)	15
2		B&G Foods, Inc., Class A (m)	17
3		Chiquita Brands International, Inc. (a)	42
1		ConAgra Foods, Inc.	30
7		Dean Foods Co. (a)	116
8		Del Monte Foods Co.	96
4		Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	84
6		General Mills, Inc.	394
—	(h)	JM Smucker Co. (The)	9
15		Kraft Foods, Inc., Class A	388
17		Nestle S.A., (Switzerland)	719
1		Sanderson Farms, Inc.	26
1		TreeHouse Foods, Inc. (a)	36
—	(h)	Tyson Foods, Inc., Class A	5
23		Unilever N.V. CVA, (Netherlands)	676

			2,679

		Household Products — 0.8%
6		Central Garden & Pet Co., Class A (a)	60
—	(h)	Energizer Holdings, Inc. (a)	27
6		Kimberly-Clark Corp.	351
28		Procter & Gamble Co.	1,595
12		Reckitt Benckiser Group plc, (United Kingdom)	575

			2,608

		Personal Products — 0.2%
3		American Oriental Bioengineering, Inc., (China) (a) (m)	13
6		Avon Products, Inc.	195
—	(h)	Estee Lauder Cos., Inc. (The), Class A	7
3		Herbalife Ltd., (Cayman Islands)	85
6		NBTY, Inc. (a)	220
3		Prestige Brands Holdings, Inc. (a)	19

			539

		Tobacco — 1.0%
45		Altria Group, Inc. (m)	798
25		Imperial Tobacco Group plc, (United Kingdom)	711
—	(h)	Japan Tobacco, Inc., (Japan)	742
4		Lorillard, Inc.	281
18		Philip Morris International, Inc.	888
1		Reynolds American, Inc.	42

			3,462

		Total Consumer Staples	16,150

		Energy — 5.0%
		Energy Equipment & Services — 0.8%
1		Bolt Technology Corp. (a) (m)	9
3		Cal Dive International, Inc. (a)	28
7		Cameron International Corp. (a)	251
1		Diamond Offshore Drilling, Inc.	115
2		ENSCO International, Inc.	66
2		Global Industries Ltd. (a)	18
3		Gulfmark Offshore, Inc. (a)	111
11		Halliburton Co.	292
1		Lufkin Industries, Inc.	30
1		Matrix Service Co. (a)	6
7		National Oilwell Varco, Inc. (a)	287
4		Noble Corp.	167
3		Oil States International, Inc. (a)	116
4		Parker Drilling Co. (a)	22
9		Saipem S.p.A., (Italy)	269
9		Schlumberger Ltd.	514
1		Smith International, Inc.	38
1		T-3 Energy Services, Inc. (a)	14
1		TGC Industries, Inc. (a)	4
2		Transocean Ltd., (Switzerland) (a)	188

			2,545

		Oil, Gas & Consumable Fuels — 4.2%
3		Anadarko Petroleum Corp. (m)	191
11		Apache Corp. (m)	1,032
—	(h)	Apco Oil and Gas International, Inc.	5
52		BG Group plc, (United Kingdom)	902
25		Chevron Corp.	1,745
—	(h)	Clayton Williams Energy, Inc. (a)	6
8		Concho Resources, Inc. (a)	275
16		ConocoPhillips	728
1		Denbury Resources, Inc. (a)	12
7		Devon Energy Corp.	474
3		Endeavour International Corp. (a)	4
5		EOG Resources, Inc.	403
8		EXCO Resources, Inc. (a)	157
42		Exxon Mobil Corp.	2,876
—	(h)	FX Energy, Inc. (a)	1
1		Georesources, Inc. (a)	10
11		Gran Tierra Energy, Inc., (Canada) (a)	44
2		Gulfport Energy Corp. (a)	16
1		Hess Corp.	27
2		Knightsbridge Tankers Ltd., (Bermuda)	25
5		McMoRan Exploration Co. (a)	40
2		Newfield Exploration Co. (a)	68
2		Noble Energy, Inc.	147
21		Occidental Petroleum Corp.	1,610
1		Penn Virginia Corp.	18
3		Pioneer Natural Resources Co.	109
21		Royal Dutch Shell plc, (Netherlands), Class A	596
47		Santos Ltd., (Australia)	633
10		Southwestern Energy Co. (a)	435
2		Spectra Energy Corp.	31
1		Toreador Resources Corp. (a)	6
16		Total S.A., (France)	954
4		VAALCO Energy, Inc. (a)	18
2		Western Refining, Inc. (a)	15
2		World Fuel Services Corp.	91
4		XTO Energy, Inc.	145

			13,849

		Total Energy	16,394

		Financials — 9.1%
		Capital Markets — 2.4%
5		Ameriprise Financial, Inc. (m)	170
—	(h)	Artio Global Investors, Inc. (a) (m)	10
19		Bank of New York Mellon Corp. (The) (m)	540
1		BlackRock, Inc.	202
16		Goldman Sachs Group, Inc. (The)	2,967
6		Knight Capital Group, Inc., Class A (a)	139
1		Kohlberg Capital Corp.	5
—	(h)	Legg Mason, Inc.	13
13		Macquarie Group Ltd., (Australia)	665
50		Man Group plc, (United Kingdom)	265
5		MCG Capital Corp. (a)	20
5		Moody’s Corp.	106
36		Morgan Stanley	1,114
4		Northern Trust Corp.	211
1		optionsXpress Holdings, Inc.	16
4		Penson Worldwide, Inc. (a)	34
1		Pzena Investment Management, Inc., Class A (a)	7
10		State Street Corp.	534
3		SWS Group, Inc.	46
3		T. Rowe Price Group, Inc.	142
11		TD AMERITRADE Holding Corp. (a)	207
26		UBS AG, (Switzerland) (a)	477

			7,890

		Commercial Banks — 3.1%
3		1st United Bancorp, Inc. (a)	15
—	(h)	Alliance Financial Corp. (m)	3
—	(h)	Ameris Bancorp (m)	2
—	(h)	BancFirst Corp. (m)	7
1		Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	19
65		Banco Santander S.A., (Spain)	1,046
674		Bank of China Ltd., (China), Class H	354
19		BB&T Corp. (m)	524
10		BNP Paribas, (France)	778
1		Central Pacific Financial Corp.	3
173		China Merchants Bank Co., Ltd., (China), Class H	383
1		City Holding Co.	39
1		Columbia Banking System, Inc.	8
2		Community Bank System, Inc.	35
1		Community Trust Bancorp, Inc.	14
2		CVB Financial Corp. (m)	13
1		East West Bancorp, Inc.	11
—	(h)	Farmers Capital Bank Corp.	7
3		Fifth Third Bancorp	29
5		First Bancorp	25
2		First Community Bancshares, Inc.	25
4		First Financial Bancorp	47
—	(h)	First South Bancorp, Inc.	2
5		FNB Corp.	36
1		Glacier Bancorp, Inc.	16
102		HSBC Holdings plc, (United Kingdom)	1,164
2		Iberiabank Corp.	101
1		International Bancshares Corp.	21
21		Itau Unibanco Banco Multiplo S.A., (Brazil), ADR	420
1		KeyCorp	4
1		Lakeland Financial Corp.	17
305		Lloyds Banking Group plc, (United Kingdom) (a)	506
—	(h)	Merchants Bancshares, Inc.	2
84		Mitsubishi UFJ Financial Group, Inc., (Japan)	450
2		Nara Bancorp, Inc.	15
—	(h)	National Bankshares, Inc.	8
2		National Penn Bancshares, Inc.	12
1		NBT Bancorp, Inc.	16
—	(h)	Pacific Continental Corp.	3
—	(h)	Park National Corp.	18
1		Peoples Bancorp, Inc.	9
3		PNC Financial Services Group, Inc.	163
1		Prosperity Bancshares, Inc.	31
3		Regions Financial Corp.	16
—	(h)	Renasant Corp.	3
—	(h)	Republic Bancorp, Inc., Class A	9
1		Santander BanCorp (a)	5
—	(h)	Sierra Bancorp	2
—	(h)	Simmons First National Corp., Class A	12
7		Societe Generale, (France)	582
1		Southside Bancshares, Inc.	12
1		Southwest Bancorp, Inc.	11
6		Sterling Bancshares, Inc.	40
9		Sumitomo Mitsui Financial Group, Inc., (Japan)	305
5		SunTrust Banks, Inc.	110
1		TCF Financial Corp.	11
—	(h)	TriCo Bancshares	5
30		U.S. Bancorp	647
1		Union Bankshares Corp.	7
65		Wells Fargo & Co.	1,828
2		Westamerica Bancorp	99
1		Wilshire Bancorp, Inc.	7
1		Zions Bancorp	19

			10,131

		Consumer Finance — 0.2%
2		Advance America Cash Advance Centers, Inc. (m)	11
1		American Express Co. (m)	48
9		Capital One Financial Corp.	322
5		Cash America International, Inc.	154
4		Dollar Financial Corp. (a)	71
2		EZCORP, Inc., Class A (a)	20
1		First Cash Financial Services, Inc. (a)	12
3		Nelnet, Inc., Class A (a)	33
4		World Acceptance Corp. (a)	91

			762

		Diversified Financial Services — 1.0%
113		Bank of America Corp. (m)	1,916
158		Citigroup, Inc.	765
—	(h)	CME Group, Inc. (m)	21
1		Compass Diversified Holdings	5
2		Encore Capital Group, Inc. (a)	31
1		Financial Federal Corp.	31
16		ING Groep N.V. CVA, (Netherlands) (a)	294
8		MSCI, Inc., Class A (a)	236
6		PHH Corp. (a)	109

			3,408

		Insurance — 1.6%
16		ACE Ltd., (Switzerland) (a)	841
5		Aflac, Inc. (m)	209
2		Allianz SE, (Germany)	251
1		Allstate Corp. (The) (m)	34
10		American Equity Investment Life Holding Co. (m)	73
1		American Physicians Capital, Inc. (m)	30
—	(h)	American Safety Insurance Holdings Ltd., (Bermuda) (a)	5
1		Amerisafe, Inc. (a) (m)	17
5		AON Corp. (m)	199
—	(h)	Arch Capital Group Ltd., (Bermuda) (a)	26
1		Argo Group International Holdings Ltd., (Bermuda) (a)	25
3		Aspen Insurance Holdings Ltd., (Bermuda)	69
2		Axis Capital Holdings Ltd., (Bermuda)	73
3		Delphi Financial Group, Inc., Class A	63
2		Flagstone Reinsurance Holdings Ltd., (Bermuda)	25
1		Hallmark Financial Services (a)	5
3		Hartford Financial Services Group, Inc.	89
1		Horace Mann Educators Corp.	8
4		Lincoln National Corp.	111
4		Meadowbrook Insurance Group, Inc.	29
4		Muenchener Rueckversicherungs AG, (Germany)	614
—	(h)	National Financial Partners Corp. (a)	3
—	(h)	PartnerRe Ltd., (Bermuda)	6
2		Platinum Underwriters Holdings Ltd., (Bermuda)	79
6		PMA Capital Corp., Class A (a)	33
1		Protective Life Corp.	11
13		Prudential Financial, Inc.	630
8		RenaissanceRe Holdings Ltd., (Bermuda)	435
2		Safety Insurance Group, Inc.	66
2		Selective Insurance Group	30
—	(h)	Sony Financial Holdings, Inc., (Japan)	318
2		Travelers Cos., Inc. (The)	80
—	(h)	Unum Group	8
3		Zurich Financial Services AG, (Switzerland)	656

			5,151

		Real Estate Investment Trusts (REITs) — 0.5%
—	(h)	Alexandria Real Estate Equities, Inc. (m)	11
2		American Campus Communities, Inc. (m)	41
4		Annaly Capital Management, Inc. (m)	74
5		Anthracite Capital, Inc. (a) (m)	5
—	(h)	Apartment Investment & Management Co., Class A (m)	7
1		Ashford Hospitality Trust, Inc. (a) (m)	4
3		Associated Estates Realty Corp. (m)	30
1		BioMed Realty Trust, Inc. (m)	7
2		Capstead Mortgage Corp.	22
1		CBL & Associates Properties, Inc. (m)	14
2		Colonial Properties Trust	18
1		Cypress Sharpridge Investments, Inc. (a)	17
10		DCT Industrial Trust, Inc.	52
4		Developers Diversified Realty Corp.	40
1		Digital Realty Trust, Inc.	66
2		Education Realty Trust, Inc.	12
—	(h)	Equity Lifestyle Properties, Inc.	13
2		First Industrial Realty Trust, Inc.	8
3		Glimcher Realty Trust	11
1		Government Properties Income Trust (a)	14
3		Health Care REIT, Inc.	145
2		Hersha Hospitality Trust	6
1		Home Properties, Inc.	26
1		Hospitality Properties Trust	11
—	(h)	Invesco Mortgage Capital, Inc. (a)	7
5		Kimco Realty Corp.	60
16		Lexington Realty Trust	81
—	(h)	Macerich Co. (The)	13
13		MFA Financial, Inc.	103
1		Mission West Properties, Inc.	3
4		National Retail Properties, Inc.	84
5		NorthStar Realty Finance Corp.	18
3		Omega Healthcare Investors, Inc.	45
1		Parkway Properties, Inc.	22
3		Pennsylvania Real Estate Investment Trust	19
1		Pennymac Mortgage Investment Trust (a)	14
8		ProLogis	90
1		PS Business Parks, Inc.	46
1		Public Storage	60
1		RAIT Financial Trust	2
1		Ramco-Gershenson Properties Trust	9
3		Realty Income Corp.	86
—	(h)	Regency Centers Corp.	6
7		Senior Housing Properties Trust	141
1		Simon Property Group, Inc.	69
4		Strategic Hotels & Resorts, Inc. (a)	9
1		Sun Communities, Inc.	11

			1,652

		Real Estate Management & Development — 0.2%
1		Altisource Portfolio Solutions S.A., (Luxembourg) (a)	21
92		China Resources Land Ltd., (Hong Kong)	201
1		Forestar Group, Inc. (a)	14
34		Hang Lung Properties Ltd., (Hong Kong)	124
23		Mitsui Fudosan Co., Ltd., (Japan)	387
—	(h)	St Joe Co. (The) (a)	7

			754

		Thrifts & Mortgage Finance — 0.1%
1		Berkshire Hills Bancorp, Inc. (m)	11
3		First Niagara Financial Group, Inc.	32
2		New York Community Bancorp, Inc.	20
1		OceanFirst Financial Corp.	7
7		Ocwen Financial Corp. (a)	80
2		Trustco Bank Corp.	15
1		WSFS Financial Corp.	21

			186

		Total Financials	29,934

		Health Care — 6.2%
		Biotechnology — 1.0%
1		Acorda Therapeutics, Inc. (a) (m)	30
2		Alexion Pharmaceuticals, Inc. (a) (m)	74
1		AMAG Pharmaceuticals, Inc. (a) (m)	35
11		Amgen, Inc. (a) (m)	676
3		Anadys Pharmaceuticals, Inc. (a) (m)	9
9		Ariad Pharmaceuticals, Inc. (a) (m)	19
11		AVI BioPharma, Inc. (a) (m)	19
4		Biogen Idec, Inc. (a) (m)	182
5		BioMarin Pharmaceutical, Inc. (a)	96
12		Celgene Corp. (a)	647
1		Chelsea Therapeutics International, Inc. (a)	3
8		Cytokinetics, Inc. (a)	41
11		Gilead Sciences, Inc. (a)	516
3		Halozyme Therapeutics, Inc. (a)	23
3		Human Genome Sciences, Inc. (a)	58
2		Idenix Pharmaceuticals, Inc. (a)	5
—	(h)	Idera Pharmaceuticals, Inc. (a)	2
3		Immunomedics, Inc. (a)	18
3		Incyte Corp. Ltd. (a)	22
8		Intercell AG, (Austria) (a)	356
2		InterMune, Inc. (a)	24
3		Isis Pharmaceuticals, Inc. (a)	38
1		Maxygen, Inc. (a)	7
1		Medivation, Inc. (a)	30
2		Molecular Insight Pharmaceuticals, Inc. (a)	8
2		Momenta Pharmaceuticals, Inc. (a)	26
5		Myriad Genetics, Inc. (a)	127
1		Onyx Pharmaceuticals, Inc. (a)	33
1		OSI Pharmaceuticals, Inc. (a)	21
2		Pharmasset, Inc. (a)	34
1		Progenics Pharmaceuticals, Inc. (a)	5
3		Protalix BioTherapeutics, Inc., (Israel) (a)	24
1		Regeneron Pharmaceuticals, Inc. (a)	21
5		Rigel Pharmaceuticals, Inc. (a)	40
2		Savient Pharmaceuticals, Inc. (a)	29
3		Seattle Genetics, Inc. (a)	35
2		Theravance, Inc. (a)	24
—	(h)	United Therapeutics Corp. (a)	20

			3,377

		Health Care Equipment & Supplies — 0.6%
5		American Medical Systems Holdings, Inc. (a) (m)	78
7		Baxter International, Inc. (m)	401
23		Boston Scientific Corp. (a) (m)	241
2		Cantel Medical Corp. (a)	35
4		Covidien plc, (Ireland)	166
2		Electro-Optical Sciences, Inc. (a)	18
1		Greatbatch, Inc. (a)	25
—	(h)	Integra LifeSciences Holdings Corp. (a)	3
4		Invacare Corp.	82
3		Kinetic Concepts, Inc. (a)	104
11		Medtronic, Inc.	418
3		Micrus Endovascular Corp. (a)	36
1		Orthofix International NV, (Netherlands Antilles) (a)	41
1		Sirona Dental Systems, Inc. (a)	39
4		STERIS Corp.	110
7		Thoratec Corp. (a)	217
—	(h)	Zimmer Holdings, Inc. (a)	13

			2,027

		Health Care Providers & Services — 1.0%
7		Aetna, Inc. (m)	193
4		Alliance HealthCare Services, Inc. (a) (m)	20
2		Allion Healthcare, Inc. (a) (m)	9
1		Amedisys, Inc. (a) (m)	44
1		AMERIGROUP Corp. (a) (m)	31
1		AmerisourceBergen Corp. (m)	19
3		AMN Healthcare Services, Inc. (a) (m)	25
8		Cardinal Health, Inc.	220
2		Centene Corp. (a)	44
4		CIGNA Corp. (m)	98
3		Community Health Systems, Inc. (a)	96
—	(h)	Emdeon, Inc., Class A (a)	7
1		Emergency Medical Services Corp., Class A (a)	37
3		Express Scripts, Inc. (a)	266
3		Gentiva Health Services, Inc. (a)	68
3		Hanger Orthopedic Group, Inc. (a)	37
3		Healthsouth Corp. (a)	52
—	(h)	Healthspring, Inc. (a)	5
1		inVentiv Health, Inc. (a)	10
8		McKesson Corp.	500
—	(h)	Medco Health Solutions, Inc. (a)	12
5		Nighthawk Radiology Holdings, Inc. (a)	34
2		Owens & Minor, Inc.	86
1		Providence Service Corp. (The) (a)	16
2		PSS World Medical, Inc. (a)	52
7		Psychiatric Solutions, Inc. (a)	198
1		Res-Care, Inc. (a)	20
1		Sun Healthcare Group, Inc. (a)	6
1		Triple-S Management Corp., (Puerto Rico), Class B (a)	20
20		UnitedHealth Group, Inc.	512
1		US Physical Therapy, Inc. (a)	9
1		WellCare Health Plans, Inc. (a)	20
6		WellPoint, Inc. (a)	306

			3,072

		Health Care Technology — 0.1%
1		Computer Programs & Systems, Inc.	20
4		IMS Health, Inc.	54
8		MedAssets, Inc. (a)	186
—	(h)	Medidata Solutions, Inc. (a)	6
2		Vital Images, Inc. (a)	25

			291

		Life Sciences Tools & Services — 0.2%
13		Bruker Corp. (a)	143
—	(h)	Enzo Biochem, Inc. (a)	3
2		eResearchTechnology, Inc. (a)	13
2		Exelixis, Inc. (a)	13
7		Icon plc, (Ireland), ADR (a)	182
3		Illumina, Inc. (a)	142
1		Kendle International, Inc. (a)	23
2		Life Technologies Corp. (a)	100
3		Thermo Fisher Scientific, Inc. (a)	109

			728

		Pharmaceuticals — 3.3%
32		Abbott Laboratories (m)	1,565
13		Astellas Pharma, Inc., (Japan)	549
1		Auxilium Pharmaceuticals, Inc. (a) (m)	34
10		Bayer AG, (Germany)	720
2		Biodel, Inc. (a) (m)	10
37		Bristol-Myers Squibb Co. (m)	826
1		Cardiome Pharma Corp., (Canada) (a)	4
2		Cumberland Pharmaceuticals, Inc. (a)	31
23		GlaxoSmithKline plc, (United Kingdom)	455
2		Inspire Pharmaceuticals, Inc. (a)	11
7		Johnson & Johnson	410
2		MAP Pharmaceuticals, Inc. (a)	16
62		Merck & Co., Inc.	1,946
1		Optimer Pharmaceuticals, Inc. (a)	7
1		Par Pharmaceutical Cos., Inc. (a)	19
89		Pfizer, Inc.	1,466
5		Roche Holding AG, (Switzerland)	749
1		Salix Pharmaceuticals Ltd. (a)	11
9		Sanofi-Aventis S.A., (France)	697
11		Schering-Plough Corp.	310
25		Shire plc, (United Kingdom)	435
2		Sucampo Pharmaceuticals, Inc., Class A (a)	13
10		Teva Pharmaceutical Industries Ltd., (Israel), ADR	520
1		Valeant Pharmaceuticals International (a)	22
4		Vivus, Inc. (a)	37
3		Watson Pharmaceuticals, Inc. (a)	93
1		XenoPort, Inc. (a)	15

			10,971

		Total Health Care	20,466

		Industrials — 5.7%
		Aerospace & Defense — 0.7%
3		Boeing Co. (m)	166
1		Ceradyne, Inc. (a)	15
—	(h)	Curtiss-Wright Corp.	14
2		DigitalGlobe, Inc. (a)	49
4		DynCorp International, Inc., Class A (a)	68
2		Esterline Technologies Corp. (a)	75
1		General Dynamics Corp.	90
3		Goodrich Corp.	179
1		HEICO Corp.	45
—	(h)	Honeywell International, Inc.	2
—	(h)	L-3 Communications Holdings, Inc.	4
1		Northrop Grumman Corp.	41
2		Precision Castparts Corp.	229
—	(h)	Triumph Group, Inc.	20
23		United Technologies Corp.	1,396

			2,393

		Air Freight & Logistics — 0.1%
1		Atlas Air Worldwide Holdings, Inc. (a) (m)	26
—	(h)	C.H. Robinson Worldwide, Inc. (m)	10
—	(h)	Expeditors International of Washington, Inc.	11
—	(h)	FedEx Corp.	17
2		Hub Group, Inc., Class A (a)	43
11		TNT N.V., (Netherlands)	308

			415

		Airlines — 0.2%
2		Copa Holdings S.A., (Panama), Class A	105
20		Delta Air Lines, Inc. (a)	179
16		Hawaiian Holdings, Inc. (a)	133
6		Republic Airways Holdings, Inc. (a)	53
3		SkyWest, Inc.	50

			520

		Building Products — 0.4%
11		Cie de Saint-Gobain, (France)	600
10		Daikin Industries Ltd., (Japan)	362
4		Gibraltar Industries, Inc.	54
2		INSTEEL Industries, Inc.	23
4		Lennox International, Inc.	134
1		NCI Building Systems, Inc. (a)	3
2		Quanex Building Products Corp.	28
5		Trex Co., Inc. (a)	96

			1,300

		Commercial Services & Supplies — 0.3%
2		ACCO Brands Corp. (a) (m)	17
2		ATC Technology Corp. (a) (m)	42
10		Cenveo, Inc. (a)	69
1		Consolidated Graphics, Inc. (a)	20
8		Deluxe Corp.	135
1		Ennis, Inc.	18
2		GEO Group, Inc. (The) (a)	46
3		Herman Miller, Inc.	42
—	(h)	HNI Corp.	7
4		Knoll, Inc.	43
—	(h)	Metalico, Inc. (a)	2
5		R.R. Donnelley & Sons Co.	104
2		Stericycle, Inc. (a)	104
1		United Stationers, Inc. (a)	33
6		Waste Connections, Inc. (a)	183

			865

		Construction & Engineering — 0.2%
5		Aecom Technology Corp. (a)	129
5		Comfort Systems USA, Inc.	62
4		EMCOR Group, Inc. (a)	99
1		Fluor Corp.	56
4		Foster Wheeler AG (a)	115
—	(h)	Jacobs Engineering Group, Inc. (a)	2
3		MasTec, Inc. (a)	33
—	(h)	Michael Baker Corp. (a) (m)	7
1		Pike Electric Corp. (a)	8
4		Tutor Perini Corp. (a)	81

			592

		Electrical Equipment — 0.8%
1		A.O. Smith Corp.	30
1		A123 Systems, Inc. (a) (m)	11
2		Acuity Brands, Inc. (m)	71
1		American Superconductor Corp. (a) (m)	17
3		Brady Corp., Class A (m)	89
10		Cooper Industries Ltd., Class A	373
10		Emerson Electric Co.	400
1		Energy Conversion Devices, Inc. (a)	7
—	(h)	EnerSys (a)	9
1		First Solar, Inc. (a)	84
8		GrafTech International Ltd. (a)	120
1		GT Solar International, Inc. (a)	3
81		Mitsubishi Electric Corp., (Japan) (a)	612
1		Polypore International, Inc. (a)	10
3		Regal-Beloit Corp.	142
3		Roper Industries, Inc.	149
4		Schneider Electric S.A., (France)	365

			2,492

		Industrial Conglomerates — 0.7%
5		Carlisle Cos., Inc.	168
31		Cookson Group plc, (United Kingdom) (a)	207
45		General Electric Co.	745
48		Hutchison Whampoa Ltd., (Hong Kong)	345
57		Ruukki Group OYJ, (Finland) (a)	161
7		Siemens AG, (Germany)	647
—	(h)	Textron, Inc.	5

			2,278

		Machinery — 1.1%
16		Atlas Copco AB, (Sweden), Class A	213
2		Barnes Group, Inc. (m)	34
10		Caterpillar, Inc.	493
1		Chart Industries, Inc. (a)	11
2		CIRCOR International, Inc.	62
3		Columbus McKinnon Corp. (a)	38
8		Deere & Co.	354
2		Eaton Corp.	109
4		EnPro Industries, Inc. (a)	94
6		Force Protection, Inc. (a)	33
8		Ingersoll-Rand plc, (Ireland)	233
2		Joy Global, Inc.	117
60		Kubota Corp., (Japan)	497
—	(h)	LB Foster Co., Class A (a)	9
1		Middleby Corp. (a)	27
2		Navistar International Corp. (a)	60
4		Oshkosh Corp.	118
14		PACCAR, Inc.	520
10		Parker Hannifin Corp.	493
—	(h)	SmartHeat, Inc. (a)	5
7		Wabtec Corp.	269
—	(h)	Watts Water Technologies, Inc., Class A	12

			3,801

		Marine — 0.0% (g)
8		Horizon Lines, Inc., Class A	53

		Professional Services — 0.1%
1		COMSYS IT Partners, Inc. (a)	3
1		Heidrick & Struggles International, Inc.	30
4		Kforce, Inc. (a)	48
2		Korn/Ferry International (a)	31
5		Robert Half International, Inc.	124
2		TrueBlue, Inc. (a)	31

			267

		Road & Rail — 0.7%
2		Arkansas Best Corp. (m)	60
2		Avis Budget Group, Inc. (a) (m)	28
3		Canadian National Railway Co., (Canada)	168
2		Con-way, Inc.	84
5		CSX Corp. (m)	202
7		Landstar System, Inc.	264
—	(h)	Marten Transport Ltd. (a)	5
24		Norfolk Southern Corp.	1,047
8		Union Pacific Corp.	482

			2,340

		Trading Companies & Distributors — 0.4%
5		Applied Industrial Technologies, Inc. (m)	115
1		Beacon Roofing Supply, Inc. (a) (m)	18
—	(h)	Fastenal Co.	4
1		Interline Brands, Inc. (a)	24
92		Marubeni Corp., (Japan)	462
42		Mitsui & Co., Ltd., (Japan)	541
2		W.W. Grainger, Inc.	170
3		WESCO International, Inc. (a)	96

			1,430

		Total Industrials	18,746

		Information Technology — 10.4%
		Communications Equipment — 2.0%
10		3Com Corp. (a)	52
7		Arris Group, Inc. (a) (m)	96
2		Avocent Corp. (a) (m)	32
2		Black Box Corp. (m)	55
1		Blue Coat Systems, Inc. (a) (m)	20
115		Cisco Systems, Inc. (a)	2,696
1		Comtech Telecommunications Corp. (a)	43
62		Corning, Inc.	948
—	(h)	Digi International, Inc. (a)	3
—	(h)	Extreme Networks, Inc. (a)	—	(h)
3		Harmonic, Inc. (a)	17
1		Harris Stratex Networks, Inc., Class A (a)	10
18		Juniper Networks, Inc. (a)	494
1		NETGEAR, Inc. (a)	18
45		Nokia OYJ, (Finland)	659
2		Plantronics, Inc.	43
1		Polycom, Inc. (a)	38
26		QUALCOMM, Inc.	1,164
2		Research In Motion Ltd., (Canada) (a)	155
3		Symmetricom, Inc. (a)	16
2		Tekelec (a)	28

			6,587

		Computers & Peripherals — 2.7%
1		Adaptec, Inc. (a) (m)	3
13		Apple, Inc. (a) (m)	2,379
38		Dell, Inc. (a)	572
9		EMC Corp. (a)	149
67		Hewlett-Packard Co.	3,156
1		Imation Corp.	11
12		International Business Machines Corp.	1,427
7		Lexmark International, Inc., Class A (a)	142
18		NetApp, Inc. (a)	477
5		SanDisk Corp. (a)	119
7		Seagate Technology, (Cayman Islands)	111
1		STEC, Inc. (a)	21
1		Synaptics, Inc. (a)	28
4		Western Digital Corp. (a)	146

			8,741

		Electronic Equipment, Instruments & Components — 0.6%
4		Amphenol Corp., Class A (m)	147
1		Anixter International, Inc. (a) (m)	52
4		Arrow Electronics, Inc. (a) (m)	104
2		Benchmark Electronics, Inc. (a) (m)	36
4		Brightpoint, Inc. (a) (m)	36
1		Checkpoint Systems, Inc. (a)	15
14		FUJIFILM Holdings Corp., (Japan)	409
42		HON HAI Precision Industry Co., Ltd., (Taiwan), GDR	349
2		Ingram Micro, Inc., Class A (a)	36
1		Insight Enterprises, Inc. (a)	13
8		Jabil Circuit, Inc.	113
1		Mercury Computer Systems, Inc. (a)	10
1		Multi-Fineline Electronix, Inc. (a)	14
5		Nidec Corp., (Japan)	413
2		Plexus Corp. (a)	40
75		Premier Farnell plc, (United Kingdom)	179
3		RadiSys Corp. (a)	26
3		SYNNEX Corp. (a)	76
1		Technitrol, Inc.	13
3		TTM Technologies, Inc. (a)	32

			2,113

		Internet Software & Services — 0.9%
1		Art Technology Group, Inc. (a) (m)	3
6		EarthLink, Inc.	48
2		Equinix, Inc. (a)	189
5		Google, Inc., Class A (a)	2,459
1		LogMeIn, Inc. (a)	9
1		Perficient, Inc. (a)	12
7		United Online, Inc.	56
3		Web.com Group, Inc. (a)	23

			2,799

		IT Services — 1.1%
8		Accenture plc, (Bermuda), Class A	300
3		Acxiom Corp. (a) (m)	27
—	(h)	Affiliated Computer Services, Inc., Class A (a) (m)	1
2		Alliance Data Systems Corp. (a) (m)	125
14		Amdocs Ltd., (United Kingdom) (a)	380
7		Atos Origin S.A., (France) (a)	340
—	(h)	Automatic Data Processing, Inc. (m)	15
1		CACI International, Inc., Class A (a)	61
6		CIBER, Inc. (a)	23
11		Cognizant Technology Solutions Corp., Class A (a)	442
2		Computer Sciences Corp. (a)	95
8		Convergys Corp. (a)	83
1		CSG Systems International, Inc. (a) (m)	19
3		Cybersource Corp. (a)	44
1		Gartner, Inc. (a)	24
3		Genpact Ltd., (Bermuda) (a)	41
1		Global Cash Access Holdings, Inc. (a)	8
1		Hackett Group, Inc. (The) (a)	2
1		iGate Corp.	4
1		infoGROUP, Inc. (a)	8
8		Infosys Technologies Ltd., (India), ADR	408
15		Logica plc, (United Kingdom)	31
1		ManTech International Corp., Class A (a)	33
2		MasterCard, Inc., Class A	460
—	(h)	NCI, Inc., Class A (a)	11
7		Paychex, Inc.	197
3		Perot Systems Corp., Class A (a)	80
1		TeleTech Holdings, Inc. (a)	15
7		Unisys Corp. (a)	20
22		Western Union Co. (The)	416
1		Wright Express Corp. (a)	41

			3,754

		Office Electronics — 0.2%
35		Ricoh Co., Ltd., (Japan)	508

		Semiconductors & Semiconductor Equipment — 1.3%
11		Altera Corp. (m)	227
9		Amkor Technology, Inc. (a) (m)	59
9		Applied Materials, Inc. (m)	123
2		Applied Micro Circuits Corp. (a) (m)	20
11		ASML Holding N.V., (Netherlands)	332
5		Atmel Corp. (a) (m)	22
24		Broadcom Corp., Class A (a) (m)	745
6		Cirrus Logic, Inc. (a)	33
—	(h)	DSP Group, Inc. (a)	2
1		Entegris, Inc. (a)	3
1		FEI Co. (a)	20
1		Intel Corp.	26
10		Intersil Corp., Class A	146
4		Kulicke & Soffa Industries, Inc. (a)	21
5		Lam Research Corp. (a)	167
1		Lattice Semiconductor Corp. (a)	2
32		LSI Corp. (a)	175
14		Marvell Technology Group Ltd., (Bermuda) (a)	233
8		MEMC Electronic Materials, Inc. (a)	139
3		Micrel, Inc.	22
5		Microchip Technology, Inc.	135
—	(h)	Micron Technology, Inc. (a)	4
3		MIPS Technologies, Inc. (a)	10
1		MKS Instruments, Inc. (a)	17
23		National Semiconductor Corp.	332
2		Novellus Systems, Inc. (a)	40
6		ON Semiconductor Corp. (a)	48
1		Photronics, Inc. (a)	6
10		PMC-Sierra, Inc. (a)	93
18		RF Micro Devices, Inc. (a)	99
1		Semtech Corp. (a)	12
1		Sigma Designs, Inc. (a)	10
14		Skyworks Solutions, Inc. (a)	180
45		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	490
1		Tessera Technologies, Inc. (a)	31
2		TriQuint Semiconductor, Inc. (a)	17
11		Xilinx, Inc.	255

			4,296

		Software — 1.6%
—	(h)	Actuate Corp. (a) (m)	1
1		Ariba, Inc. (a) (m)	9
—	(h)	AsiaInfo Holdings, Inc., (China) (a) (m)	2
9		Aspen Technology, Inc. (a) (m)	89
4		Blackboard, Inc. (a)	146
—	(h)	Dynamics Research Corp. (a)	3
1		Epicor Software Corp. (a)	7
1		i2 Technologies, Inc. (a)	10
6		JDA Software Group, Inc. (a)	136
122		Microsoft Corp.	3,153
—	(h)	Net 1 UEPS Technologies, Inc., (South Africa) (a)	4
1		Netscout Systems, Inc. (a)	16
1		Nintendo Co., Ltd., (Japan)	357
49		Oracle Corp.	1,026
4		Parametric Technology Corp. (a)	48
—	(h)	Pegasystems, Inc.	10
1		Progress Software Corp. (a)	30
2		Quest Software, Inc. (a)	30
1		Rosetta Stone, Inc. (a)	14
4		Rovi Corp. (a)	131
2		Smith Micro Software, Inc. (a)	18
1		SolarWinds, Inc. (a)	20
—	(h)	SPSS, Inc. (a)	15
3		Sybase, Inc. (a)	128

			5,403

		Total Information Technology	34,201

		Materials — 2.4%
		Chemicals — 1.2%
1		Air Products & Chemicals, Inc. (m)	72
4		Ashland, Inc. (m)	151
37		Dow Chemical Co. (The)	958
2		E.l. du Pont de Nemours & Co.	56
2		H.B. Fuller Co.	40
230		Huabao International Holdings Ltd., (Hong Kong)	246
2		Innophos Holdings, Inc.	39
2		Koppers Holdings, Inc.	68
11		Lanxess AG, (Germany)	391
1		Monsanto Co.	113
7		Omnova Solutions, Inc. (a)	45
6		PolyOne Corp. (a)	39
1		PPG Industries, Inc.	51
9		Praxair, Inc.	706
12		Shin-Etsu Chemical Co., Ltd., (Japan)	706
4		Spartech Corp.	45
3		Valspar Corp.	88
1		W.R. Grace & Co. (a)	17

			3,831

		Construction Materials — 0.0% (g)
1		Headwaters, Inc. (a)	3

		Containers & Packaging — 0.2%
3		Greif, Inc., Class A	147
3		Myers Industries, Inc.	28
4		Rock-Tenn Co., Class A	170
1		Silgan Holdings, Inc.	58
7		Temple-Inland, Inc.	110

			513

		Metals & Mining — 1.0%
20		ArcelorMittal, (Luxembourg)	750
18		BHP Billiton plc, (United Kingdom)	481
1		Cliffs Natural Resources, Inc.	34
—	(h)	Compass Minerals International, Inc.	6
20		Freeport-McMoRan Copper & Gold, Inc.	1,351
1		Globe Specialty Metals, Inc. (a)	13
13		Kinross Gold Corp., (Canada)	286
—	(h)	Newmont Mining Corp.	12
4		POSCO, (South Korea), ADR	377
3		United States Steel Corp.	141

			3,451

		Paper & Forest Products — 0.0% (g)
2		Buckeye Technologies, Inc. (a) (m)	17
		Total Materials	7,815

		Telecommunication Services — 1.7%
		Diversified Telecommunication Services — 1.4%
37		AT&T, Inc. (m)	1,012
159		BT Group plc, (United Kingdom), Class A	331
128		Cable & Wireless plc, (United Kingdom)	295
5		CenturyTel, Inc.	182
17		Cincinnati Bell, Inc. (a)	60
2		Consolidated Communications Holdings, Inc.	27
41		Koninklijke KPN N.V., (Netherlands)	689
8		Premiere Global Services, Inc. (a)	70
8		Telefonica S.A., (Spain)	223
242		Telekomunikasi Indonesia Tbk PT, (Indonesia)	217
47		Verizon Communications, Inc.	1,419

			4,525

		Wireless Telecommunication Services — 0.3%
—	(h)	American Tower Corp., Class A (a) (m)	7
1		Crown Castle International Corp. (a)	17
86		Sprint Nextel Corp. (a)	340
4		Syniverse Holdings, Inc. (a)	68
10		Virgin Mobile USA, Inc., Class A (a)	51
298		Vodafone Group plc, (United Kingdom)	669

			1,152

		Total Telecommunication Services	5,677

		Utilities — 1.8%
		Electric Utilities — 0.7%
5		American Electric Power Co., Inc. (m)	150
17		E.ON AG, (Germany)	710
8		Edison International	253
4		El Paso Electric Co. (a)	71
2		Entergy Corp.	175
5		Exelon Corp.	244
5		FPL Group, Inc.	289
1		MGE Energy, Inc.	22
19		NV Energy, Inc.	222
—	(h)	Pepco Holdings, Inc.	4
3		Portland General Electric Co.	63
1		UniSource Energy Corp.	31
5		Westar Energy, Inc.	92

			2,326

		Gas Utilities — 0.2%
—	(h)	Chesapeake Utilities Corp.	9
2		New Jersey Resources Corp.	71
1		Northwest Natural Gas Co.	25
108		Snam Rete Gas S.p.A., (Italy)	527
1		WGL Holdings, Inc.	30

			662

		Independent Power Producers & Energy Traders — 0.3%
1		AES Corp. (The) (a) (m)	19
96		China Resources Power Holdings Co., Ltd., (Hong Kong)	223
82		International Power plc, (United Kingdom)	378
6		Mirant Corp. (a)	94
3		NRG Energy, Inc. (a)	90

			804

		Multi-Utilities — 0.6%
4		CMS Energy Corp. (m)	52
15		GDF Suez, (France)	671
19		PG&E Corp.	789
9		Public Service Enterprise Group, Inc.	269
1		SCANA Corp.	33
5		Sempra Energy	254
—	(h)	Wisconsin Energy Corp.	2
2		Xcel Energy, Inc.	47

			2,117

		Water Utilities — 0.0% (g)
1		Consolidated Water Co., Inc., (Cayman Islands)	10

		Total Utilities	5,919

		Total Common Stocks
		(Cost $141,212)	172,930

PRINCIPAL AMOUNT ($)

		Asset-Backed Securities — 0.2%
98		AmeriCredit Automobile Receivables Trust, Series 2005-BM, Class A4,
		VAR, 0.334%, 05/06/12 (m)	96
62		Capital One Auto Finance Trust, Series 2007-C, Class A3A, 5.130%,
		04/16/12	63
150		Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%,
		09/20/19	165
46		CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF,
		5.510%, 08/25/32 (i)	33
100		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	110
250		MASTR Asset Backed Securities Trust, Series 2005-OPT1, Class M1, VAR,
		0.646%, 03/25/35	171
250		New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR,
		0.696%, 03/25/35	142
58		Wachovia Asset Securitization, Inc., Series 2003-HE2, Class AII1, VAR,
		0.506%, 06/25/33	24

		Total Asset-Backed Securities
		(Cost $1,000)	804

		Collateralized Mortgage Obligations — 11.6%
		Agency CMO — 11.3%
566		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	614
		Federal Home Loan Mortgage Corp. REMICS,
25		Series 50, Class I, 8.000%, 06/15/20	27
12		Series 1087, Class I, 8.500%, 06/15/21	13
11		Series 1136, Class H, 6.000%, 09/15/21	12
28		Series 1254, Class N, 8.000%, 04/15/22	28
311		Series 1617, Class PM, 6.500%, 11/15/23	338
214		Series 1710, Class GH, 8.000%, 04/15/24	234
171		Series 1732, Class K, 6.500%, 05/15/24	186
219		Series 1843, Class Z, 7.000%, 04/15/26	238
268		Series 2033, Class K, 6.050%, 08/15/23	286
1,592		Series 2097, Class PD, 8.000%, 11/15/28	1,743
189		Series 2115, Class PE, 6.000%, 01/15/14	200
564		Series 2378, Class BD, 5.500%, 11/15/31	605
148		Series 2391, Class QR, 5.500%, 12/15/16	158
347		Series 2394, Class MC, 6.000%, 12/15/16	374
441		Series 2405, Class JF, 6.000%, 01/15/17	475
223		Series 2425, Class OB, 6.000%, 03/15/17	240
500		Series 2455, Class GK, 6.500%, 05/15/32	546
158		Series 2457, Class PE, 6.500%, 06/15/32	171
414		Series 2473, Class JZ, 6.500%, 07/15/32	450
61		Series 2503, Class TG, 5.500%, 09/15/17	65
64		Series 2508, Class AQ, 5.500%, 10/15/17	69
473		Series 2515, Class DE, 4.000%, 03/15/32	482
200		Series 2522, Class AH, 5.250%, 02/15/32	208
500		Series 2527, Class BP, 5.000%, 11/15/17	531
270		Series 2531, Class HN, 5.000%, 12/15/17	287
200		Series 2538, Class CB, 5.000%, 12/15/17	213
13		Series 2557, Class WJ, 5.000%, 07/15/14	13
250		Series 2594, Class OL, 5.000%, 04/15/18	267
129		Series 2595, Class HO, 4.500%, 03/15/23	132
431		Series 2617, Class TJ, 4.500%, 08/15/16	451
350		Series 2627, Class KM, 4.500%, 06/15/18	369
1,059		Series 2636, Class Z, 4.500%, 06/15/18	1,113
660		Series 2651, Class VZ, 4.500%, 07/15/18	693
180		Series 2657, Class ME, 5.000%, 10/15/22	190
400		Series 2663, Class VQ, 5.000%, 06/15/22	421
575		Series 2695, Class DE, 4.000%, 01/15/17	599
500		Series 2699, Class TC, 4.000%, 11/15/18	507
400		Series 2715, Class NG, 4.500%, 12/15/18	418
73		Series 2717, Class GR, 4.500%, 01/15/27	74
500		Series 2733, Class PC, 4.500%, 06/15/28	522
500		Series 2744, Class TU, 5.500%, 05/15/32	523
345		Series 2748, Class LE, 4.500%, 12/15/17	363
332		Series 2756, Class NA, 5.000%, 02/15/24	352
500		Series 2763, Class PD, 4.500%, 12/15/17	526
150		Series 2764, Class OE, 4.500%, 03/15/19	156
230		Series 2773, Class CD, 4.500%, 04/15/24	235
227		Series 2775, Class WA, 4.500%, 04/15/19	232
62		Series 2778, Class TD, 4.250%, 06/15/33	64
173		Series 2780, Class JA, 4.500%, 04/15/19	177
196		Series 2780, Class JG, 4.500%, 04/15/19	203
500		Series 2780, Class MD, 5.000%, 09/15/31	517
325		Series 2780, Class TH, 5.000%, 09/15/29	343
179		Series 2783, Class AT, 4.000%, 04/15/19	180
300		Series 2809, Class UB, 4.000%, 09/15/17	311
100		Series 2809, Class UC, 4.000%, 06/15/19	102
1,000		Series 2835, Class HB, 5.500%, 08/15/24	1,062
400		Series 2877, Class AD, 4.000%, 10/15/19	404
150		Series 2899, Class KB, 4.500%, 03/15/19	156
123		Series 2922, Class GA, 5.500%, 05/15/34	132
189		Series 2931, Class AM, 4.500%, 07/15/19	198
520		Series 2931, Class DC, 4.000%, 06/15/18	544
5		Series 2958, Class KB, 5.500%, 04/15/35	5
225		Series 2966, Class NC, 5.000%, 04/15/31	238
125		Series 3000, Class PB, 3.900%, 01/15/23	126
79		Series 3007, Class LB, 4.500%, 04/15/25	80
500		Series 3028, Class ME, 5.000%, 02/15/34	522
290		Series 3031, Class AG, 5.000%, 02/15/34	304
100		Series 3064, Class OG, 5.500%, 06/15/34	107
330		Series 3098, Class PE, 5.000%, 06/15/34	347
395		Series 3106, Class PD, 5.500%, 06/15/34	415
350		Series 3151, Class UC, 5.500%, 08/15/35	373
300		Series 3334, Class MC, 5.000%, 04/15/33	312
206		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	223
		Federal National Mortgage Association REMICS,
17		Series 1990-7, Class B, 8.500%, 01/25/20	18
7		Series 1990-35, Class E, 9.500%, 04/25/20	8
20		Series 1990-76, Class G, 7.000%, 07/25/20	22
53		Series 1990-106, Class J, 8.500%, 09/25/20	59
11		Series 1991-73, Class A, 8.000%, 07/25/21	12
167		Series 1992-112, Class GB, 7.000%, 07/25/22	186
66		Series 1992-195, Class C, 7.500%, 10/25/22	72
304		Series 1997-42, Class PG, 7.000%, 07/18/12	323
250		Series 1998-37, Class VZ, 6.000%, 06/17/28	273
116		Series 1998-66, Class B, 6.500%, 12/25/28	124
372		Series 2002-19, Class PE, 6.000%, 04/25/17	400
500		Series 2002-24, Class AJ, 6.000%, 04/25/17	544
430		Series 2002-55, Class PG, 5.500%, 09/25/32	456
84		Series 2002-63, Class KC, 5.000%, 10/25/17	89
345		Series 2002-63, Class LB, 5.500%, 10/25/17	368
1,000		Series 2003-24, Class BC, 5.000%, 04/25/18	1,063
186		Series 2003-33, Class AC, 4.250%, 03/25/33	192
500		Series 2003-39, Class PG, 5.500%, 05/25/23	531
218		Series 2003-53, Class JL, 5.000%, 12/25/31	226
157		Series 2003-58, Class AD, 3.250%, 07/25/33	156
126		Series 2003-63, Class PE, 3.500%, 07/25/33	126
203		Series 2003-67, Class VQ, 7.000%, 01/25/19	209
370		Series 2003-81, Class CB, 4.750%, 09/25/18	380
500		Series 2003-81, Class LC, 4.500%, 09/25/18	522
194		Series 2003-81, Class YC, 5.000%, 09/25/33	196
550		Series 2003-83, Class PG, 5.000%, 06/25/23	578
376		Series 2003-110, Class WA, 4.000%, 08/25/33	384
500		Series 2003-122, Class TE, 5.000%, 12/25/22	528
635		Series 2004-32, Class AY, 4.000%, 05/25/19	642
500		Series 2004-36, Class PC, 5.500%, 02/25/34	534
135		Series 2004-53, Class NC, 5.500%, 07/25/24	143
300		Series 2005-18, Class EG, 5.000%, 03/25/25	315
98		Series 2005-23, Class TG, 5.000%, 04/25/35	105
180		Series 2005-34, Class PC, 5.500%, 06/25/32	188
188		Series 2005-38, Class TB, 6.000%, 11/25/34	203
500		Series 2005-67, Class HG, 5.500%, 01/25/35	528
283		Series 2005-68, Class BC, 5.250%, 06/25/35	299
400		Series 2005-118, Class PN, 6.000%, 01/25/32	431
574		Series 2006-43, Class LB, 5.500%, 04/25/35	606
500		Series 2007-79, Class PC, 5.000%, 01/25/32	529
113		Series G92-35, Class E, 7.500%, 07/25/22	126

			37,088

		Non-Agency CMO — 0.3%
143		Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	133
165		Countrywide Alternative Loan Trust, Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	154
96		CS First Boston Mortgage Securities Corp., Series 2004-5, Class 1A8, 6.000%, 09/25/34	96
41		First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 4.927%, 02/25/35	37
		MASTR Asset Securitization Trust,
19		Series 2003-4, Class 2A2, 5.000%, 05/25/18	19
60		Series 2003-11, Class 3A1, 4.500%, 12/25/18	60
140		Medallion Trust, (Australia), Series 2005-2G, Class A, VAR, 0.447%, 08/22/36	131
145		Residential Accredit Loans, Inc., Series 2004-QS8, Class A12, 5.000%,06/25/34	124
156		SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e) (i)	151
		Wells Fargo Mortgage Backed Securities Trust,
140		Series 2004-7, Class 2A2, 5.000%, 07/25/19	140
68		Series 2004-EE, Class 3A1, VAR, 4.222%, 12/25/34	66

			1,111

		Total Collateralized Mortgage Obligations
		(Cost $35,349)	38,199

		Commercial Mortgage-Backed Securities — 0.2%
400		Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB,
		VAR, 5.351%, 09/10/47 (m)	417
150		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.069%, 08/15/39	156

		Total Commercial Mortgage-Backed Securities
		(Cost $553)	573

		Corporate Bonds — 8.3%
		Consumer Discretionary — 0.6%
		Hotels, Restaurants & Leisure — 0.0% (g)
75		Darden Restaurants, Inc., 6.800%, 10/15/37	80

		Media — 0.6%
50		CBS Corp., 8.875%, 05/15/19 (m)	55
37		Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13 (m)	43
		Comcast Corp.,
145		4.950%, 06/15/16	148
125		6.300%, 11/15/17	137
5		6.950%, 08/15/37	6
100		Cox Communications, Inc., 7.750%, 11/01/10	106
85		DirecTV Holdings LLC/DirecTV Financing Co., 7.625%, 05/15/16	91
		Historic TW, Inc.,
5		6.875%, 06/15/18	6
250		9.125%, 01/15/13	290
		News America, Inc.,
250		6.750%, 01/09/38	262
45		6.900%, 08/15/39 (e)	48
60		7.850%, 03/01/39	70
150		Thomson Reuters Corp., (Canada), 5.950%, 07/15/13	165
		Time Warner Cable, Inc.,
5		7.300%, 07/01/38	6
5		7.500%, 04/01/14	5
120		8.750%, 02/14/19	148
25		Time Warner Entertainment Co. LP, 8.375%, 07/15/33	30
		Viacom, Inc.,
145		6.250%, 04/30/16	156
25		6.875%, 04/30/36	27
130		WPP Finance, (United Kingdom), 8.000%, 09/15/14	142

			1,941

		Multiline Retail — 0.0% (g)
50		Nordstrom, Inc., 6.250%, 01/15/18	52

		Total Consumer Discretionary	2,073

		Consumer Staples — 0.4%
		Beverages — 0.1%
		Anheuser-Busch InBev Worldwide, Inc.,
65		6.875%, 11/15/19 (e) (m)	73
150		7.200%, 01/15/14 (e) (m)	169

			242

		Food & Staples Retailing — 0.1%
		Kroger Co. (The),
100		6.400%, 08/15/17	111
250		8.050%, 02/01/10 (m)	255
90		Wal-Mart Stores, Inc., 6.200%, 04/15/38	103

			469

		Food Products — 0.1%
60		ConAgra Foods, Inc., 7.000%, 04/15/19	71
100		General Mills, Inc., 6.000%, 02/15/12	108
		Kraft Foods, Inc.,
100		6.500%, 08/11/17	108
40		6.875%, 01/26/39	44

			331

		Tobacco — 0.1%
		Altria Group, Inc.,
50		9.700%, 11/10/18 (m)	62
65		10.200%, 02/06/39 (m)	91
65		BAT International Finance plc, (United Kingdom), 9.500%,
		11/15/18 (e) (m)	84
		Philip Morris International, Inc.,
40		5.650%, 05/16/18	43
115		6.875%, 03/17/14	131

			411

		Total Consumer Staples	1,453

		Energy — 0.2%
		Energy Equipment & Services — 0.0% (g)
50		Transocean, Inc., (Switzerland), 6.800%, 03/15/38	57

		Oil, Gas & Consumable Fuels — 0.2%
		Anadarko Petroleum Corp.,
55		6.450%, 09/15/36 (m)	57
55		8.700%, 03/15/19 (m)	66
165		Canadian Natural Resources Ltd., (Canada), 4.900%, 12/01/14	173
55		Cenovus Energy, Inc., (Canada), 6.750%, 11/15/39 (e)	59
90		Hess Corp., 8.125%, 02/15/19	108
10		ONEOK Partners LP, 5.900%, 04/01/12	11
		Suncor Energy, Inc., (Canada),
50		6.500%, 06/15/38	52
5		6.850%, 06/01/39	5
		XTO Energy, Inc.,
5		6.375%, 06/15/38	5
70		6.750%, 08/01/37	78

			614

		Total Energy	671

		Financials — 4.5%
		Capital Markets — 1.2%
150		Bear Stearns Cos., LLC (The), 5.700%, 11/15/14 (m) (y)	161
500		Credit Suisse USA, Inc., 6.500%, 01/15/12	542
		Goldman Sachs Group, Inc. (The),
375		4.750%, 07/15/13	391
515		6.000%, 05/01/14	560
80		6.250%, 09/01/17	85
195		7.500%, 02/15/19	223
205		Lehman Brothers Holdings Capital Trust VII, 5.857%, 05/31/12 (d) (i) (x)	–	(h)
450		Lehman Brothers Holdings, Inc., 6.625%, 01/18/12 (d)	77
330		Macquarie Group Ltd., (Australia), 7.300%, 08/01/14 (e)	352
100		Merrill Lynch & Co., Inc., 6.875%, 04/25/18	105
		Morgan Stanley,
105		5.625%, 09/23/19	103
500		5.750%, 10/18/16	507
120		6.000%, 05/13/14	128
115		6.625%, 04/01/18	122
270		6.750%, 04/15/11	288
230		UBS AG, (Switzerland), 5.875%, 12/20/17	235

			3,879

		Commercial Banks — 1.0%
100		Barclays Bank plc, (United Kingdom), 6.050%, 12/04/17 (e) (m)	101
		BB&T Corp.,
150		3.850%, 07/27/12 (m)	155
100		5.700%, 04/30/14 (m)	108
150		Branch Banking & Trust Co., 4.875%, 01/15/13 (m)	153
		Credit Suisse, (Switzerland),
100		5.000%, 05/15/13	106
100		5.300%, 08/13/19	102
155		5.500%, 05/01/14	167
440		FleetBoston Financial Corp., 7.375%, 12/01/09 (m)	444
175		Glitnir Banki HF, (Iceland)10/15/08 (d) (e) (i)	43
200		HSBC Holdings plc, (United Kingdom), 6.800%, 06/01/38	224
250		National City Corp., 4.900%, 01/15/15	253
115		Royal Bank of Scotland plc (The), (United Kingdom), 4.875%, 08/25/14 (e)	117
100		Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	107
300		SunTrust Banks, Inc., 5.000%, 09/01/15	292
105		Svenska Handelsbanken AB, (Sweden), 4.875%, 06/10/14 (e)	110
50		UnionBanCal Corp., 5.250%, 12/16/13	50
250		Wachovia Corp., 5.500%, 05/01/13	267
		Wells Fargo & Co.,
200		Series I, 3.750%, 10/01/14	199
300		6.375%, 08/01/11	321
100		Westpac Banking Corp., (Australia), 4.200%, 02/27/15	102

			3,421

		Consumer Finance — 0.5%
335		American Express Credit Corp., 5.125%, 08/25/14 (m)	347
240		American General Finance Corp., 4.000%, 03/15/11 (m)	207
225		Capital One Financial Corp., 7.375%, 05/23/14	251
600		HSBC Finance Corp., 8.000%, 07/15/10 (m)	627
100		International Lease Finance Corp., 5.000%, 04/15/10 (m)	97

			1,529

		Diversified Financial Services — 1.0%
75		Allstate Life Global Funding Trusts, 5.375%, 04/30/13 (m)	80
		Bank of America Corp.,
280		5.650%, 05/01/18 (m)	276
60		6.500%, 08/01/16 (m)	63
230		7.375%, 05/15/14 (m)	256
175		BP Capital Markets plc, (United Kingdom), 5.250%, 11/07/13 (m)	192
5		Caterpillar Financial Services Corp., 5.450%, 04/15/18	5
		Citigroup, Inc.,
644		5.000%, 09/15/14	613
10		5.500%, 04/11/13	10
150		6.125%, 11/21/17	149
185		6.500%, 08/19/13	194
105		8.125%, 07/15/39	118
		General Electric Capital Corp.,
5		5.200%, 02/01/11	5
550		5.875%, 02/15/12	586
180		5.875%, 01/14/38	165
100		Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%,
		09/11/15 (e)	99
70		National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	93
250		Textron Financial Corp., 4.600%, 05/03/10	249
45		Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	42

			3,195

		Insurance — 0.5%
		ACE INA Holdings, Inc.,
115		5.600%, 05/15/15 (m)	125
100		5.875%, 06/15/14 (m)	109
25		5.900%, 06/15/19 (m)	27
350		Allstate Corp. (The), 6.125%, 02/15/12 (m)	373
100		Berkshire Hathaway Finance Corp., 5.400%, 05/15/18 (m)	108
5		Liberty Mutual Group, Inc., 7.500%, 08/15/36 (e)	4
80		MetLife, Inc., 6.750%, 06/01/16	89
100		Metropolitan Life Global Funding I, 5.125%, 04/10/13 (e)	104
40		Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	46
140		Pricoa Global Funding I, 4.625%, 06/25/12 (e)	138
60		Principal Financial Group, Inc., 8.875%, 05/15/19	72
		Protective Life Secured Trusts,
60		4.000%, 10/07/09 (m)	60
150		4.000%, 04/01/11	149
90		Prudential Financial, Inc., 7.375%, 06/15/19	100
75		WR Berkley Corp., 7.375%, 09/15/19 (m)	80

			1,584

		Real Estate Investment Trusts (REITs) — 0.2%
60		Camden Property Trust, 5.700%, 05/15/17	57
100		Duke Realty LP, 8.250%, 08/15/19	104
100		HCP, Inc., 7.072%, 06/08/15	100
60		HRPT Properties Trust, 6.650%, 01/15/18	55
50		Mack-Cali Realty Corp., 7.750%, 08/15/19	52
		Simon Property Group LP,
180		5.300%, 05/30/13	184
100		6.750%, 05/15/14	107

			659

		Thrifts & Mortgage Finance — 0.1%
200		Countrywide Financial Corp., 5.800%, 06/07/12	211
300		Countrywide Home Loans, Inc., 4.000%, 03/22/11	305

			516

		Total Financials	14,783

		Health Care — 0.1%
		Health Care Providers & Services — 0.0% (g)
85		Roche Holdings, Inc., 6.000%, 03/01/19 (e)	95

		Pharmaceuticals — 0.1%
5		Novartis Capital Corp., 4.125%, 02/10/14	5
190		Pfizer, Inc., 6.200%, 03/15/19	214

			219

		Total Health Care	314

		Industrials — 0.3%
		Aerospace & Defense — 0.1%
40		BAE Systems Holdings, Inc., 6.375%, 06/01/19 (e) (m)	44
55		Boeing Co., 5.875%, 02/15/40 (m)	60
55		ITT Corp., 6.125%, 05/01/19	60

			164

		Commercial Services & Supplies — 0.0% (g)
15		Allied Waste North America, Inc., 7.250%, 03/15/15 (m)	16
75		Republic Services, Inc., 5.500%, 09/15/19 (e)	77

			93

		Industrial Conglomerates — 0.0% (g)
15		General Electric Co., 5.250%, 12/06/17	15

		Road & Rail — 0.2%
50		Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	58
350		Norfolk Southern Corp., 7.050%, 05/01/37	441
250		Union Pacific Corp., 6.650%, 01/15/11	265

			764

		Total Industrials	1,036

		Information Technology — 0.2%
		Communications Equipment — 0.0% (g)
65		Nokia OYJ, (Finland), 5.375%, 05/15/19	69

		Computers & Peripherals — 0.0% (g)
100		International Business Machines Corp., 5.700%, 09/14/17	110

		IT Services — 0.0% (g)
75		Electronic Data Systems Corp., Series B, 6.000%, 08/01/13	84

		Office Electronics — 0.1%
150		Pitney Bowes, Inc., 3.875%, 06/15/13	154

		Software — 0.1%
		Oracle Corp.,
100		5.250%, 01/15/16	109
75		5.750%, 04/15/18	82
40		6.125%, 07/08/39	45

			236

		Total Information Technology	653

		Materials — 0.1%
		Chemicals — 0.1%
250		Dow Capital BV, (Netherlands), 8.500%, 06/08/10 (m)	255
65		Dow Chemical Co. (The), 8.550%, 05/15/19	73

			328

		Metals & Mining — 0.0% (g)
65		ArcelorMittal, (Luxembourg), 9.850%, 06/01/19 (m)	77

		Total Materials	405

		Telecommunication Services — 0.9%
		Diversified Telecommunication Services — 0.9%
		AT&T, Inc., (m)
310		5.800%, 02/15/19	332
250		5.875%, 02/01/12	271
250		BellSouth Corp., 6.000%, 10/15/11 (m)	270
		British Telecommunications plc, (United Kingdom),
150		5.950%, 01/15/18 (m)	152
180		9.125%, 12/15/10 (m)	194
		Cellco Partnership / Verizon Wireless Capital LLC,
20		5.550%, 02/01/14 (e)	22
90		7.375%, 11/15/13 (e)	103
210		8.500%, 11/15/18 (e)	262
140		Deutsche Telekom International Finance BV, (Netherlands), 8.500%,
		06/15/10 (m)	147
65		France Telecom SA, (France), 5.375%, 07/08/19	69
600		Nynex Capital Funding Co., 8.230%, 10/15/09 (m)	601
		Telecom Italia Capital S.A., (Luxembourg),
75		5.250%, 11/15/13	79
150		6.999%, 06/04/18	166
75		Telefonica Emisiones SAU, (Spain), 7.045%, 06/20/36	89
90		Verizon Communications, Inc., 6.100%, 04/15/18	97

			2,854

		Wireless Telecommunication Services — 0.0% (g)
		New Cingular Wireless Services, Inc.,
5		7.875%, 03/01/11 (m)	5
5		8.750%, 03/01/31 (m)	7

			12

		Total Telecommunication Services	2,866

		Utilities — 1.0%
		Electric Utilities — 0.7%
100		Carolina Power & Light Co., 5.125%, 09/15/13	108
90		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	98
80		Detroit Edison Co. (The), 6.400%, 10/01/13	88
		Dominion Resources, Inc.,
135		5.200%, 08/15/19	140
210		6.250%, 06/30/12	228
5		DTE Energy Co., 7.625%, 05/15/14	6
500		Duke Energy Carolinas LLC, 6.250%, 01/15/12	545
130		Duke Energy Corp., 5.050%, 09/15/19	131
55		EDF S.A., (France), 6.950%, 01/26/39 (e)	68
95		Exelon Generation Co. LLC, 6.250%, 10/01/39	97
70		FirstEnergy Solutions Corp., 6.800%, 08/15/39 (e)	74
70		MidAmerican Energy Holdings Co., 6.125%, 04/01/36	76
50		Nevada Power Co., 6.500%, 08/01/18	55
90		Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	92
		Pacific Gas & Electric Co.,
5		6.250%, 03/01/39	6
115		8.250%, 10/15/18	146
10		Pacificorp, 5.650%, 07/15/18	11
235		PSEG Power LLC, 7.750%, 04/15/11	254
70		Union Electric Co., 6.700%, 02/01/19	79
15		Virginia Electric and Power Co., 4.500%, 12/15/10	15

			2,317

		Gas Utilities — 0.2%
90		AGL Capital Corp., 5.250%, 08/15/19 (m)	92
60		DCP Midstream LLC, 9.750%, 03/15/19 (e)	72
65		Enbridge Energy Partners LP, 9.875%, 03/01/19	81
150		Enterprise Products Operation LP, Series O, 9.750%, 01/31/14	181
45		EQT Corp., 8.125%, 06/01/19	51
115		Kinder Morgan Energy Partners LP, 6.850%, 02/15/20	126
50		TEPPCO Partners LP, 6.650%, 04/15/18	54

			657

		Oil, Gas & Consumable Fuels — 0.1%
105		Plains All American Pipeline LP, 8.750%, 05/01/19	126
		Total Utilities	3,100
		Total Corporate Bonds
		(Cost $26,615)	27,354
		Foreign Government Security — 0.0% (g)
60		United Mexican States, (Mexico), 6.375%, 01/16/13
		(Cost $60)	66

SHARES

		Investment Companies — 18.1%
656		JPMorgan Emerging Markets Debt Fund, Select Class Shares (b)	4,911
657		JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	12,794
2,177		JPMorgan High Yield Fund, Ultra Shares (b)	16,194
354		JPMorgan International Realty Fund, Select Class Shares (b)	3,513
477		JPMorgan Realty Income Fund, Institutional Class Shares (b)	3,280
1,287		JPMorgan Value Advantage Fund, Institutional Class Shares (b)	18,941
		Total Investment Companies
		(Cost $44,299)	59,633

PRINCIPAL AMOUNT ($)

		Mortgage Pass-Through Securities — 0.7%
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
73		6.000%, 04/01/14	78
29		6.50%, 03/01/13 - 06/01/13	31
24		7.00%, 01/01/12 - 06/01/13	25
3		8.000%, 10/01/10	3
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
282		6.50%, 11/01/22 - 03/01/26	306
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
10		6.50%, 02/01/26	10
11		7.000%, 02/01/26	12
27		7.50%, 05/01/26 - 08/01/27	31
22		8.00%, 04/01/25 - 05/01/25	25
16		8.500%, 07/01/26	18
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
60		7.00%, 12/01/14 - 03/01/16	64
		Federal National Mortgage Association, 15 Year, Single Family,
83		4.500%, 05/01/19	87
96		5.000%, 10/01/19	102
57		6.000%, 01/01/14	61
83		6.50%, 05/01/11 - 04/01/13	88
39		7.000%, 06/01/13	42
		Federal National Mortgage Association, 30 Year, Single Family,
292		6.00%, 05/01/33 - 08/01/33	311
5		6.500%, 02/01/26	5
63		7.00%, 03/01/26 - 05/01/26	70
41		7.50%, 05/01/26 - 11/01/26	46
76		8.00%, 11/01/22 - 06/01/24	85
44		8.500%, 11/01/18	48
33		9.000%, 08/01/24	38
12		Government National Mortgage Association II, 15 Year, Single Family,
		5.500%, 04/20/11	12
		Government National Mortgage Association II, 30 Year, Single Family,
17		8.000%, 07/20/28	19
71		8.500%, 09/20/25	81
96		Government National Mortgage Association, 15 Year, Single Family,
		6.500%, 09/15/13	102
		Government National Mortgage Association, 30 Year, Single Family,
113		6.50%, 01/15/24 - 03/15/28	121
161		7.00%, 04/15/24 - 05/15/26	177
30		7.50%, 06/15/25 - 05/15/26	34
38		8.00%, 04/15/24 - 09/15/27	44
118		8.50%, 06/15/22 - 12/15/22	134
5		10.000%, 07/15/18	6
1		13.500%, 05/15/11	1

		Total Mortgage Pass-Through Securities
		(Cost $2,140)	2,317

		U.S. Government Agency Security — 0.0% (g)
65		Tennessee Valley Authority, 5.250%, 09/15/39
		(Cost $65)	69

		U.S. Treasury Obligations — 4.7%
		U.S. Treasury Bonds,
105		4.250%, 05/15/39 (m)	109
5,000		5.375%, 02/15/31 (m)	5,940
		U.S. Treasury Bonds Coupon STRIPS,
1,705		02/15/15 (m)	1,477
3,000		08/15/16 (m)	2,411
		U.S. Treasury Notes,
4,355		2.125%, 01/31/10 (k) (m)	4,383
70		2.750%, 10/31/13 (m)	72
95		3.125%, 11/30/09	96
425		3.625%, 08/15/19 (m)	436
95		4.250%, 09/30/12	103
255		4.250%, 11/15/14	279

		Total U.S. Treasury Obligations
		(Cost $14,849)	15,306

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE ($)

	Rights — 0.0% (g)
	Financials — 0.0% (g)
	Diversified Financial Services — 0.0% (g)
10	BNP Paribas, (France), expiring 10/13/09 (a)
	(Cost $—)	21

SHARES

	Short-Term Investment — 2.8%
	Investment Company — 2.8%
9,019	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m)
	(Cost $9,019)	9,019

	Total Investments — 99.1%
	(Cost $275,161 )	326,291
	Other Assets in Excess of Liabilities — 0.9%	3,069

	NET ASSETS — 100.0%	$329,360

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
20	IBEX 35 Index	10/16/09	$3,455	$20
14	Hang Seng Index	10/29/09	1,887	(63)
21	Euro Bund	12/08/09	3,746	48
48	10 Year Australian Government Bond	12/15/09	4,419	(18)
14	10 Year Canadian Government Bond	12/18/09	1,587	13
48	E-mini Russell 2000	12/18/09	2,894	141
64	E-mini S&P 500	12/18/09	3,369	5
67	FTSE 100 Index	12/18/09	5,451	43
10	FTSE MIB Index	12/18/09	1,714	24
16	30 Year U.S. Treasury Bond	12/21/09	1,942	42
11	2 Year U.S. Treasury Note	12/31/09	2,387	12
55	5 Year U.S. Treasury Note	12/31/09	6,385	64
	Short Futures Outstanding
(37)	Amsterdam Index	10/16/09	(3,379)	(11)
(2)	10 Year Japanese Government Bond	12/10/09	(3,105)	(14)
(19)	TOPIX	12/10/09	(1,926)	61
(170)	Dow Jones Euro STOXX 50 Index	12/18/09	(7,107)	(30)
(58)	10 Year U.S. Treasury Note	12/21/09	(6,863)	(88)
(13)	5 Year U.S. Treasury Note	12/31/09	(1,509)	(17)

				$232

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 09/30/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

2,489,489	AUD	11/25/09	$2,076	$2,187	$111

609,068	CHF	11/25/09	583	588	5

505,843	EUR	11/25/09	743	740	(3)

386,128	GBP	11/25/09	638	617	(21)

58,768,322	JPY	11/25/09	643	655	12

1,578,440	NOK	11/25/09	263	273	10

5,424,835	SEK	11/25/09	767	778	11

622,355	SGD	11/25/09	433	442	9

			$6,146	$6,280	$134

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 09/30/09	NET UNREALIZED APPRECIATION (DEPRECIATION)

2,234,525	EUR	11/25/09	$3,213	$3,270	$(57)

223,357	GBP	11/25/09	360	357	3

4,248,095	HKD	11/25/09	548	547	1

83,058,316	JPY	11/25/09	904	926	(22)

			$5,025	$5,100	$(75)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

AUD	—	Australian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(x)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2009.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,358
Aggregate gross unrealized depreciation	(6,228)

Net unrealized appreciation/depreciation	$51,130

Federal income tax cost of investments	$275,161

Diversified Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities
Common Stocks
Consumer Discretionary	$14,017	$3,611	$—	$17,628
Consumer Staples	11,284	4,866	—	16,150
Energy	13,040	3,354	—	16,394
Financials	20,114	9,820	—	29,934
Health Care	16,505	3,961	—	20,466
Industrials	13,426	5,320	—	18,746
Information Technology	30,624	3,577	—	34,201
Materials	5,241	2,574	—	7,815
Telecommunication Services	3,253	2,424	—	5,677
Utilities	3,410	2,509	—	5,919

Total Common Stocks	$130,914	$42,016	$—	$172,930

Debt Securities
Asset-Backed Securities	$—	$804	$—	$804
Collateralized Mortgage
Obligations	—	38,199	—	38,199
Commercial Mortgage-Backed
Securities	—	573	—	573
Corporate Bonds
Consumer Discretionary	—	2,073	—	2,073
Consumer Staples	—	1,453	—	1,453
Energy	—	671	—	671
Financials	—	14,783	—	14,783
Health Care	—	314	—	314
Industrials	—	1,036	—	1,036
Information Technology	—	653	—	653
Materials	—	405	—	405
Telecommunication Services	—	2,866	—	2,866
Utilities	—	3,100	—	3,100

Total Corporate Bonds	$—	$27,354	$—	$27,354

Foreign Government Securities	—	66	—	66
Mortgage Pass-Through Securities	—	2,317	—	2,317
U.S. Government Agency
Securities	—	69	—	69
U.S. Treasury Obligations	—	15,306	—	15,306
Investment Companies	59,633	—	—	59,633
Rights
Financials	—	21	—	21
Short-Term Investments
Investment Companies	$9,019	$—	$—	$9,019

Total Investments in Securities	$199,566	$126,725	$—	$326,291

Appreciation in Other Financial Instruments *
Futures Contracts	$473	$—	$—	$473
Forward Foreign Currency Exchange Contracts	162	—	—	162

Total Appreciation in Other Financial Instruments	$635	$—	$—	$635

Depreciation in Other Financial Instruments *
Futures Contracts	$(223)	$(18)	$—	$(241)
Forward Foreign Currency Exchange Contracts	(103)	—	—	(103)

Total Depreciation in Other Financial Instruments	$(326)	$(18)	$—	$(344)

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
As OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 100.6%
	Consumer Discretionary — 12.7%
	Hotels, Restaurants & Leisure — 2.1%
1,400	Starwood Hotels & Resorts Worldwide, Inc.	46,242

	Internet & Catalog Retail — 4.5%
1,100	Amazon.com, Inc. (a)	102,696

	Specialty Retail — 2.7%
1,650	Bed Bath & Beyond, Inc. (a)	61,941

	Textiles, Apparel & Luxury Goods — 3.4%
600	Coach, Inc.	19,752
900	Nike, Inc., Class B	58,230

		77,982

	Total Consumer Discretionary	288,861

	Consumer Staples — 3.3%
	Household Products — 3.3%
1,000	Colgate-Palmolive Co.	76,280

	Energy — 6.0%
	Energy Equipment & Services — 2.7%
200	Oceaneering International, Inc. (a)	11,350
600	Transocean Ltd., (Switzerland) (a)	51,318

		62,668

	Oil, Gas & Consumable Fuels — 3.3%
950	Occidental Petroleum Corp.	74,480

	Total Energy	137,148

	Financials — 10.3%
	Capital Markets — 10.3%
3,900	Charles Schwab Corp. (The)	74,685
680	Goldman Sachs Group, Inc. (The)	125,358
750	T. Rowe Price Group, Inc.	34,275

	Total Financials	234,318

	Health Care — 17.8%
	Biotechnology — 8.4%
1,500	Celgene Corp. (a)	83,850
2,300	Gilead Sciences, Inc. (a)	107,134

		190,984

	Health Care Providers & Services — 3.7%
1,100	Express Scripts, Inc. (a)	85,338

	Life Sciences Tools & Services — 1.3%
700	Illumina, Inc. (a)	29,750

	Pharmaceuticals — 4.4%
2,000	Teva Pharmaceutical Industries Ltd., (Israel), ADR	101,120

	Total Health Care	407,192

	Industrials — 6.2%
	Air Freight & Logistics — 2.1%
850	C.H. Robinson Worldwide, Inc.	49,088

	Construction & Engineering — 0.9%
400	Fluor Corp.	20,340

	Road & Rail — 3.2%
1,250	Union Pacific Corp.	72,937

	Total Industrials	142,365

	Information Technology — 38.6%
	Communications Equipment — 6.5%
2,800	QUALCOMM, Inc.	125,944
350	Research In Motion Ltd., (Canada) (a)	23,643

		149,587

	Computers & Peripherals — 12.6%
1,000	Apple, Inc. (a)	185,370
3,800	NetApp, Inc. (a)	101,384

		286,754

	Electronic Equipment, Instruments & Components — 1.5%
900	Amphenol Corp., Class A	33,912

	Internet Software & Services — 5.6%
260	Google, Inc., Class A (a)	128,921

	IT Services — 4.3%
490	MasterCard, Inc., Class A	99,053

	Semiconductors & Semiconductor Equipment — 2.5%
5,125	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	56,170

	Software — 5.6%
5,700	Activision Blizzard, Inc. (a)	70,623
1,700	Adobe Systems, Inc. (a)	56,168

		126,791

	Total Information Technology	881,188

	Materials — 3.9%
	Chemicals — 1.8%
500	Praxair, Inc.	40,845

	Metals & Mining — 2.1%
700	Freeport-McMoRan Copper & Gold, Inc.	48,027

	Total Materials	88,872

	Telecommunication Services — 1.8%
	Wireless Telecommunication Services — 1.8%
1,100	American Tower Corp., Class A (a)	40,040

	Total Common Stocks (Cost $2,073,933)	2,296,264

	Short-Term Investment — 1.3%
	Investment Company — 1.3%
29,144	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (Cost $29,144)	29,144

	Total Investments — 101.9% (Cost $2,103,077)	2,325,408
	Liabilities in Excess of Other Assets — (1.9)%	(42,729)

	NET ASSETS — 100.0%	$2,282,679

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR -	American Depositary Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of September 30, 2009.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$330,714
Aggregate gross unrealized depreciation	(108,383)

Net unrealized appreciation/depreciation.	$222,331

Federal income tax cost of investments	$2,103,077

Dynamic Growth Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$2,325,408	$—	$—	$2,325,408

#	All portfolio holdings designated as Level 1are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdin

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 97.3%
	Consumer Discretionary — 7.9%
	Diversified Consumer Services — 3.6%
30	American Public Education, Inc. (a)	1,046
39	K12, Inc. (a) (c)	634
199	Lincoln Educational Services Corp. (a)	4,546

		6,226

	Hotels, Restaurants & Leisure — 1.1%
42	DineEquity, Inc.	1,034
24	PF Chang’s China Bistro, Inc. (a)	819

		1,853

	Media — 1.0%
102	National CineMedia, Inc.	1,723

	Specialty Retail — 1.2%
47	J Crew Group, Inc. (a)	1,680
21	Ulta Salon Cosmetics & Fragrance, Inc. (a)	339

		2,019

	Textiles, Apparel & Luxury Goods — 1.0%
33	G-III Apparel Group Ltd. (a) (m)	472
101	Iconix Brand Group, Inc. (a) (c)	1,257

		1,729

	Total Consumer Discretionary	13,550

	Consumer Staples — 1.9%
	Household Products — 0.8%
121	Central Garden and Pet Co. (a)	1,427

	Personal Products — 1.1%
45	NBTY, Inc. (a)	1,797

	Total Consumer Staples	3,224

	Energy — 4.1%
	Oil, Gas & Consumable Fuels — 4.1%
72	Comstock Resources, Inc. (a)	2,898
114	Concho Resources, Inc. (a) (c)	4,140

	Total Energy	7,038

	Financials — 8.1%
	Capital Markets — 4.0%
389	Broadpoint Gleacher Securities, Inc. (a)	3,245
68	Lazard Ltd., (Bermuda), Class A	2,805
106	PennantPark Investment Corp.	861

		6,911

	Insurance — 3.5%
81	HCC Insurance Holdings, Inc. (c)	2,216
37	ProAssurance Corp. (a)	1,926
77	Tower Group, Inc.	1,888

		6,030

	Thrifts & Mortgage Finance — 0.6%
38	WSFS Financial Corp.	1,002

	Total Financials	13,943

	Health Care — 28.1%
	Biotechnology — 6.1%
17	Acorda Therapeutics, Inc. (a)	403
28	Alexion Pharmaceuticals, Inc. (a)	1,261
274	Ariad Pharmaceuticals, Inc. (a)	608
128	BioMarin Pharmaceutical, Inc. (a) (c)	2,312
329	Halozyme Therapeutics, Inc. (a) (c)	2,339
113	Incyte Corp. Ltd. (a) (c)	761
51	Medivation, Inc. (a) (c)	1,373
106	Myriad Pharmaceuticals, Inc. (a)	621
23	Onyx Pharmaceuticals, Inc. (a)	680

		10,358

	Health Care Equipment & Supplies — 5.7%
212	Insulet Corp. (a) (c)	2,376
109	Masimo Corp. (a) (c)	2,856
45	Meridian Bioscience, Inc. (c)	1,118
115	Thoratec Corp. (a)	3,466

		9,816

	Health Care Providers & Services — 7.0%
79	Clarient, Inc. (a) (c)	330
44	DaVita, Inc. (a) (c)	2,475
77	Genoptix, Inc. (a) (c)	2,673
82	Gentiva Health Services, Inc. (a) (c)	2,056
90	Health Net, Inc. (a)	1,388
118	Psychiatric Solutions, Inc. (a) (c)	3,144

		12,066

	Health Care Technology — 4.9%
23	athenahealth, Inc. (a) (c)	898
60	Cerner Corp. (a) (c)	4,496
132	MedAssets, Inc. (a) (c)	2,970

		8,364

	Life Sciences Tools & Services — 0.5%
121	Enzo Biochem, Inc. (a) (m)	855

	Pharmaceuticals — 3.9%
97	Cumberland Pharmaceuticals, Inc. (a)	1,566
183	Nektar Therapeutics (a) (c)	1,780
367	Sucampo Pharmaceuticals, Inc., Class A (a)	2,141
115	ViroPharma, Inc. (a) (c)	1,103

		6,590

	Total Health Care	48,049

	Industrials — 21.5%
	Aerospace & Defense — 2.1%
83	HEICO Corp.	3,577

	Building Products — 3.0%
52	Lennox International, Inc.	1,864
128	Simpson Manufacturing Co., Inc. (c)	3,228

		5,092

	Commercial Services & Supplies — 4.5%
160	GEO Group, Inc. (The) (a) (c)	3,223
46	Stericycle, Inc. (a) (c)	2,214
79	Waste Connections, Inc. (a)	2,285

		7,722

	Construction & Engineering — 1.0%
55	Shaw Group, Inc. (The) (a)	1,767

	Electrical Equipment — 3.1%
71	EnerSys (a) (c)	1,577
39	Powell Industries, Inc. (a)	1,507
44	Roper Industries, Inc.	2,233

		5,317

	Industrial Conglomerates — 1.3%
68	Carlisle Cos., Inc. (c)	2,303

	Machinery — 2.6%
62	Graco, Inc.	1,733
71	Wabtec Corp.	2,646

		4,379

	Professional Services — 1.1%
44	FTI Consulting, Inc. (a) (c)	1,868

	Road & Rail — 1.1%
49	Landstar System, Inc.	1,874

	Trading Companies & Distributors — 1.7%
184	Beacon Roofing Supply, Inc. (a) (c)	2,937

	Total Industrials	36,836

	Information Technology — 22.3%
	Communications Equipment — 4.6%
91	F5 Networks, Inc. (a)	3,589
64	Riverbed Technology, Inc. (a) (c)	1,394
113	ViaSat, Inc. (a)	2,992

		7,975

	Computers & Peripherals — 1.3%
88	Synaptics, Inc. (a) (c)	2,206

	Internet Software & Services — 2.6%
46	Digital River, Inc. (a) (c)	1,863
28	Equinix, Inc. (a) (c)	2,539

		4,402

	IT Services — 3.1%
30	NCI, Inc., Class A (a)	871
92	Syntel, Inc. (c)	4,387

		5,258

	Semiconductors & Semiconductor Equipment — 1.7%
56	Cavium Networks, Inc. (a) (c)	1,196
48	Hittite Microwave Corp. (a)	1,776

		2,972

	Software — 9.0%
38	ANSYS, Inc. (a) (c)	1,424
92	Blackboard, Inc. (a) (c)	3,491
358	Nuance Communications, Inc. (a) (c)	5,359
83	SolarWinds, Inc. (a)	1,826
82	Sourcefire, Inc. (a)	1,754
140	Take-Two Interactive Software, Inc. (a) (c)	1,571

		15,425

	Total Information Technology	38,238

	Materials — 0.9%
	Metals & Mining — 0.9%
85	Commercial Metals Co.	1,520

	Telecommunication Services — 2.5%
	Diversified Telecommunication Services — 2.5%
134	Cbeyond, Inc. (a) (c)	2,160
95	Neutral Tandem, Inc. (a) (c)	2,160

	Total Telecommunication Services	4,320

	Total Common Stocks (Cost $138,363)	166,718

	Short-Term Investment — 3.1%
	Investment Company — 3.1%
5,291	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $5,291)	5,291

	Investments of Cash Collateral for Securities on Loan — 31.6%
	Investment Company — 31.6%
54,278	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $54,278)	54,278

	Total Investments — 132.0% (Cost $197,932)	226,287
	Liabilities in Excess of Other Assets — (32.0)%	(54,909)

	NET ASSETS — 100.0%	$171,378

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,957
Aggregate gross unrealized depreciation	(3,602)

Net unrealized appreciation/depreciation	$28,355

Federal income tax cost of investments	$197,932

Dynamic Small Cap Growth Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$226,287	$—	$—	$226,287

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 98.9%
	Consumer Discretionary — 12.5%
	Hotels, Restaurants & Leisure — 2.5%
37	Darden Restaurants, Inc.	1,251
115	Marriott International, Inc., Class A (c)	3,166
54	McDonald’s Corp.	3,088

		7,505

	Household Durables — 0.6%
128	Lennar Corp., Class A (c)	1,830

	Media — 4.9%
134	Comcast Corp., Class A	2,261
93	McGraw-Hill Cos., Inc. (The)	2,348
70	Omnicom Group, Inc. (c)	2,586
54	Scripps Networks Interactive, Inc., Class A (c)	1,977
80	Time Warner, Inc.	2,297
108	Walt Disney Co. (The)	2,963

		14,432

	Specialty Retail — 3.0%
11	AutoZone, Inc. (a) (c)	1,579
99	Home Depot, Inc.	2,627
75	Lowe’s Cos., Inc.	1,579
40	Tiffany & Co. (c)	1,529
47	TJX Cos., Inc.	1,731

		9,045

	Textiles, Apparel & Luxury Goods — 1.5%
31	Nike, Inc., Class B (c)	2,025
32	V.F. Corp.	2,282

		4,307

	Total Consumer Discretionary	37,119

	Consumer Staples — 8.8%
	Food & Staples Retailing — 3.8%
174	Safeway, Inc. (c)	3,431
29	SYSCO Corp.	723
40	Walgreen Co.	1,507
112	Wal-Mart Stores, Inc.	5,508

		11,169

	Food Products — 1.7%
52	General Mills, Inc.	3,341
33	JM Smucker Co. (The)	1,749

		5,090

	Household Products — 0.6%
32	Procter & Gamble Co.	1,833

	Personal Products — 0.7%
44	Mead Johnson Nutrition Co., Class A (c)	1,985

	Tobacco — 2.0%
23	Lorillard, Inc.	1,724
86	Philip Morris International, Inc.	4,201

		5,925

	Total Consumer Staples	26,002

	Energy — 11.1%
	Oil, Gas & Consumable Fuels — 11.1%
113	Chevron Corp.	7,948
84	ConocoPhillips	3,779
52	Devon Energy Corp.	3,528
123	Exxon Mobil Corp.	8,459
72	Marathon Oil Corp.	2,290
152	Teekay Corp., (Bahamas) (c)	3,329
205	Williams Cos., Inc. (The)	3,660

	Total Energy	32,993

	Financials — 28.6%
	Capital Markets — 6.5%
41	Artio Global Investors, Inc. (a)	1,070
105	Bank of New York Mellon Corp. (The)	3,032
33	Goldman Sachs Group, Inc. (The)	6,047
63	Morgan Stanley	1,949
59	Northern Trust Corp.	3,408
81	T. Rowe Price Group, Inc. (c)	3,715

		19,221

	Commercial Banks — 7.6%
22	BancorpSouth, Inc. (c)	544
97	BB&T Corp. (c)	2,637
16	City National Corp. (c)	627
80	M&T Bank Corp. (c)	5,010
48	SunTrust Banks, Inc.	1,076
161	TCF Financial Corp. (c)	2,096
332	Wells Fargo & Co.	9,361
59	Zions Bancorp (c)	1,068

		22,419

	Consumer Finance — 1.8%
160	American Express Co.	5,417

	Diversified Financial Services — 3.0%
528	Bank of America Corp.	8,937

	Insurance — 5.9%
54	Aflac, Inc.	2,308
25	AON Corp. (c)	1,017
64	Chubb Corp. (c)	3,242
89	Loews Corp.	3,062
78	MetLife, Inc. (c)	2,973
74	Travelers Cos., Inc. (The)	3,658
52	W.R. Berkley Corp.	1,322

		17,582

	Real Estate Investment Trusts (REITs) — 1.8%
264	Kimco Realty Corp. (c)	3,445
51	Regency Centers Corp. (c)	1,882

		5,327

	Real Estate Management & Development — 2.0%
124	Brookfield Asset Management, Inc., (Canada), Class A	2,821
283	Brookfield Properties Corp., (Canada) (c)	3,190

		6,011

	Total Financials	84,914

	Health Care — 11.8%
	Health Care Equipment & Supplies — 2.2%
50	Baxter International, Inc.	2,867
19	Becton, Dickinson & Co.	1,332
53	Covidien plc, (Ireland)	2,294

		6,493

	Health Care Providers & Services — 1.5%
62	Lincare Holdings, Inc. (a) (c)	1,928
102	UnitedHealth Group, Inc.	2,552

		4,480

	Pharmaceuticals — 8.1%
44	Abbott Laboratories	2,172
83	Johnson & Johnson	5,036
146	Merck & Co., Inc. (c)	4,608
86	Novartis AG, (Switzerland), ADR (c)	4,333
363	Pfizer, Inc.	6,004
71	Schering-Plough Corp.	1,997

		24,150

	Total Health Care	35,123

	Industrials — 8.8%
	Aerospace & Defense — 3.6%
48	Honeywell International, Inc.	1,787
17	L-3 Communications Holdings, Inc.	1,341
25	Precision Castparts Corp.	2,516
85	United Technologies Corp.	5,161

		10,805

	Electrical Equipment — 1.6%
72	Cooper Industries Ltd., Class A	2,686
49	Emerson Electric Co.	1,972

		4,658

	Industrial Conglomerates — 1.5%
262	General Electric Co.	4,304

	Machinery — 1.1%
38	Caterpillar, Inc. (c)	1,940
31	Illinois Tool Works, Inc.	1,324

		3,264

	Road & Rail — 1.0%
54	Norfolk Southern Corp.	2,311
13	Union Pacific Corp.	735

		3,046

	Total Industrials	26,077

	Information Technology — 7.0%
	Communications Equipment — 0.7%
92	Cisco Systems, Inc. (a)	2,166

	Computers & Peripherals — 3.2%
18	Apple, Inc. (a)	3,244
71	Hewlett-Packard Co.	3,338
25	International Business Machines Corp.	2,954

		9,536

	Electronic Equipment, Instruments & Components — 0.9%
111	Tyco Electronics Ltd., (Switzerland)	2,478

	Software — 2.2%
252	Microsoft Corp. (c)	6,524

	Total Information Technology	20,704

	Materials — 1.8%
	Chemicals — 0.9%
98	Dow Chemical Co. (The)	2,547

	Construction Materials — 0.4%
24	Vulcan Materials Co. (c)	1,287

	Metals & Mining — 0.5%
9	Rio Tinto plc, ADR	1,583

	Total Materials	5,417

	Telecommunication Services — 4.1%
	Diversified Telecommunication Services — 4.1%
222	AT&T, Inc.	5,991
207	Verizon Communications, Inc.	6,264

	Total Telecommunication Services	12,255

	Utilities — 4.4%
	Electric Utilities — 0.7%
36	FPL Group, Inc. (c)	1,983

	Gas Utilities — 1.5%
29	Energen Corp.	1,228
74	EQT Corp. (c)	3,140

		4,368

	Multi-Utilities — 1.6%
160	CMS Energy Corp. (c)	2,143
68	PG&E Corp. (c)	2,749

		4,892

	Water Utilities — 0.6%
97	American Water Works Co., Inc.	1,926

	Total Utilities	13,169

	Total Common Stocks (Cost $265,360)	293,773

	Short-Term Investment — 1.7%
	Investment Company — 1.7%
4,981	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l)
	(Cost $4,981)	4,981

	Investment of Cash Collateral for Securities on Loan — 18.9%
	Investment Company — 18.9%
56,379	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l)
	(Cost $56,379)	56,379

	Total Investments — 119.5%
	(Cost $326,720)	355,133
	Liabilities in Excess of Other Assets — (19.5)%	(58,020)

	NET ASSETS — 100.0%	$297,113

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR —	American Depositary Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of September 30, 2009.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,929
Aggregate gross unrealized depreciation	(21,516)

Net unrealized appreciation/depreciation	$28,413

Federal income tax cost of investments	$326,720

Growth and Income Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$355,133	$—	$—	$355,133

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 97.0%
	Consumer Discretionary — 9.3%
	Auto Components — 0.5%
300	Johnson Controls, Inc.	7,669

	Diversified Consumer Services — 0.5%
107	Apollo Group, Inc., Class A (a)	7,894

	Hotels, Restaurants & Leisure — 1.5%
646	Boyd Gaming Corp. (a) (c)	7,060
454	Royal Caribbean Cruises Ltd. (a) (c)	10,925
503	Wyndham Worldwide Corp.	8,209

		26,194

	Household Durables — 0.3%
82	Whirlpool Corp. (c)	5,744

	Media — 3.5%
133	Discovery Communications, Inc., Class A (a)	3,834
805	Gannett Co., Inc. (c)	10,067
930	Time Warner, Inc.	26,769
744	Walt Disney Co. (The) (c)	20,427

		61,097

	Multiline Retail — 0.6%
601	Macy’s, Inc. (c)	10,985

	Specialty Retail — 2.0%
425	Best Buy Co., Inc.	15,931
581	Chico’s FAS, Inc. (a)	7,546
265	Rent-A-Center, Inc. (a)	5,009
258	Signet Jewelers Ltd., (Bermuda) (a)	6,791

		35,277

	Textiles, Apparel & Luxury Goods — 0.4%
382	Jones Apparel Group, Inc.	6,847

	Total Consumer Discretionary	161,707

	Consumer Staples — 8.4%
	Beverages — 0.4%
169	Pepsi Bottling Group, Inc.	6,173

	Food & Staples Retailing — 2.0%
102	BJ’s Wholesale Club, Inc. (a) (c)	3,705
210	Kroger Co. (The)	4,330
154	SYSCO Corp. (c)	3,835
467	Wal-Mart Stores, Inc.	22,920

		34,790

	Food Products — 0.9%
440	Dean Foods Co. (a) (c)	7,834
590	Del Monte Foods Co.	6,837

		14,671

	Household Products — 1.5%
35	Energizer Holdings, Inc. (a)	2,329
412	Kimberly-Clark Corp.	24,276

		26,605

	Personal Products — 0.5%
184	Herbalife Ltd., (Cayman Islands)	6,017
84	NBTY, Inc. (a)	3,305

		9,322

	Tobacco — 3.1%
1,722	Altria Group, Inc.	30,661
272	Lorillard, Inc.	20,236
68	Reynolds American, Inc.	3,012

		53,909

	Total Consumer Staples	145,470

	Energy — 11.2%
	Energy Equipment & Services — 3.6%
118	Cameron International Corp. (a)	4,463
81	Diamond Offshore Drilling, Inc. (c)	7,708
52	ENSCO International, Inc. (c)	2,218
427	National Oilwell Varco, Inc. (a)	18,421
214	Noble Corp.	8,104
250	Oil States International, Inc. (a) (c)	8,790
155	Transocean Ltd., (Switzerland) (a)	13,266

		62,970

	Oil, Gas & Consumable Fuels — 7.6%
175	Apache Corp.	16,025
379	Chevron Corp.	26,672
191	Concho Resources, Inc. (a) (c)	6,928
615	Exxon Mobil Corp.	42,164
124	Newfield Exploration Co. (a) (c)	5,273
217	Occidental Petroleum Corp.	16,993
207	Pioneer Natural Resources Co.	7,509
251	XTO Energy, Inc.	10,363

		131,927

	Total Energy	194,897

	Financials — 15.3%
	Capital Markets — 4.7%
239	Ameriprise Financial, Inc. (c)	8,679
214	Goldman Sachs Group, Inc. (The)	39,527
168	Knight Capital Group, Inc., Class A (a) (c)	3,651
543	Morgan Stanley	16,766
244	State Street Corp.	12,832

		81,455

	Commercial Banks — 2.2%
203	PNC Financial Services Group, Inc. (c)	9,849
1,012	Wells Fargo & Co.	28,520

		38,369

	Consumer Finance — 0.5%
246	Capital One Financial Corp. (c)	8,797

	Diversified Financial Services — 3.6%
2,930	Bank of America Corp.	49,576
2,769	Citigroup, Inc.	13,403

		62,979

	Insurance — 2.8%
331	ACE Ltd., (Switzerland) (a)	17,695
220	Hartford Financial Services Group, Inc.	5,817
207	Lincoln National Corp.	5,358
327	Prudential Financial, Inc.	16,331
86	Travelers Cos., Inc. (The)	4,255

		49,456

	Real Estate Investment Trusts (REITs) — 1.5%
277	Annaly Capital Management, Inc. (c)	5,025
83	Digital Realty Trust, Inc. (c)	3,780
233	ProLogis (c)	2,781
195	Realty Income Corp. (c)	5,002
186	Senior Housing Properties Trust (c)	3,547
73	Simon Property Group, Inc.	5,033

		25,168

	Total Financials	266,224

	Health Care — 11.9%
	Biotechnology — 2.5%
503	Amgen, Inc. (a)	30,290
252	Biogen Idec, Inc. (a)	12,751

		43,041

	Health Care Equipment & Supplies — 1.6%
95	Baxter International, Inc.	5,433
198	Kinetic Concepts, Inc. (a) (c)	7,337
399	Medtronic, Inc.	14,679

		27,449

	Health Care Providers & Services — 2.4%
241	CIGNA Corp. (c)	6,781
213	Community Health Systems, Inc. (a) (c)	6,807
256	McKesson Corp.	15,239
478	UnitedHealth Group, Inc.	11,959

		40,786

	Health Care Technology — 0.2%
253	IMS Health, Inc.	3,883

	Life Sciences Tools & Services — 0.8%
145	Life Technologies Corp. (a)	6,769
179	Thermo Fisher Scientific, Inc. (a)	7,795

		14,564

	Pharmaceuticals — 4.4%
332	Bristol-Myers Squibb Co.	7,466
52	Johnson & Johnson	3,172
658	Merck & Co., Inc.	20,819
2,327	Pfizer, Inc.	38,509
190	Watson Pharmaceuticals, Inc. (a) (c)	6,949

		76,915

	Total Health Care	206,638

	Industrials — 10.9%
	Aerospace & Defense — 1.5%
105	General Dynamics Corp.	6,776
314	United Technologies Corp.	19,126

		25,902

	Airlines — 0.7%
166	Copa Holdings S.A., (Panama), Class A	7,403
509	Delta Air Lines, Inc. (a)	4,564

		11,967

	Commercial Services & Supplies — 0.4%
343	R.R. Donnelley & Sons Co.	7,288

	Construction & Engineering — 0.5%
252	Foster Wheeler AG (a)	8,032

	Electrical Equipment — 0.4%
220	Brady Corp., Class A (c)	6,304

	Industrial Conglomerates — 0.2%
204	General Electric Co.	3,350

	Machinery — 4.5%
425	Caterpillar, Inc. (c)	21,836
541	Ingersoll-Rand plc, (Ireland) (c)	16,596
177	Joy Global, Inc. (c)	8,682
122	Navistar International Corp. (a)	4,550
272	Oshkosh Corp.	8,397
241	PACCAR, Inc. (c)	9,096
191	Parker Hannifin Corp.	9,922

		79,079

	Road & Rail — 2.3%
152	Con-way, Inc.	5,840
270	CSX Corp.	11,310
527	Norfolk Southern Corp. (c)	22,728

		39,878

	Trading Companies & Distributors — 0.4%
236	WESCO International, Inc. (a) (c)	6,803

	Total Industrials	188,603

	Information Technology — 19.3%
	Communications Equipment — 1.9%
1,302	Cisco Systems, Inc. (a)	30,637
91	Juniper Networks, Inc. (a)	2,454

		33,091

	Computers & Peripherals — 8.2%
124	Apple, Inc. (a)	22,912
1,895	Dell, Inc. (a)	28,919
571	EMC Corp. (a)	9,721
931	Hewlett-Packard Co.	43,974
98	International Business Machines Corp.	11,692
382	Lexmark International, Inc., Class A (a) (c)	8,235
520	Seagate Technology, (Cayman Islands)	7,912
232	Western Digital Corp. (a)	8,471

		141,836

	Electronic Equipment, Instruments & Components — 1.1%
265	Arrow Electronics, Inc. (a)	7,452
159	Ingram Micro, Inc., Class A (a)	2,675
593	Jabil Circuit, Inc.	7,948

		18,075

	IT Services — 3.4%
580	Accenture plc, (Bermuda), Class A	21,603
145	Alliance Data Systems Corp. (a) (c)	8,863
128	Computer Sciences Corp. (a) (c)	6,763
597	Convergys Corp. (a)	5,934
870	Western Union Co. (The)	16,464

		59,627

	Semiconductors & Semiconductor Equipment — 2.2%
301	Broadcom Corp., Class A (a)	9,225
164	Intersil Corp., Class A	2,511
924	LSI Corp. (a)	5,072
147	Marvell Technology Group Ltd., (Bermuda) (a)	2,381
485	National Semiconductor Corp.	6,925
141	Novellus Systems, Inc. (a)	2,967
428	ON Semiconductor Corp. (a) (c)	3,530
265	Xilinx, Inc.	6,216

		38,827

	Software — 2.5%
1,341	Microsoft Corp.	34,721
241	Rovi Corp. (a)	8,091

		42,812

	Total Information Technology	334,268

	Materials — 4.3%
	Chemicals — 2.7%
249	Ashland, Inc.	10,762
1,109	Dow Chemical Co. (The)	28,898
235	Valspar Corp. (c)	6,457

		46,117

	Containers & Packaging — 0.4%
455	Temple-Inland, Inc.	7,474

	Metals & Mining — 1.2%
315	Freeport-McMoRan Copper & Gold, Inc.	21,585

	Total Materials	75,176

	Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 2.7%
140	AT&T, Inc.	3,771
374	CenturyTel, Inc.	12,561
1,005	Verizon Communications, Inc.	30,424

		46,756

	Wireless Telecommunication Services — 0.3%
1,092	Sprint Nextel Corp. (a)	4,311

	Total Telecommunication Services	51,067

	Utilities — 3.4%
	Electric Utilities — 0.6%
356	American Electric Power Co., Inc.	11,031

	Independent Power Producers & Energy Traders — 0.8%
414	Mirant Corp. (a) (c)	6,805
231	NRG Energy, Inc. (a)	6,512

		13,317

	Multi-Utilities — 2.0%
423	PG&E Corp.	17,131
360	Sempra Energy	17,917

		35,048

	Total Utilities	59,396

	Total Common Stocks (Cost $1,400,794)	1,683,446

	Short-Term Investment — 2.5%
	Investment Company — 2.5%
43,133	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $43,133)	43,133

	Investment of Cash Collateral for Securities on Loan — 11.0%
	Investment Company — 11.0%
191,298	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $191,298)	191,298

	Total Investments — 110.5% (Cost $1,635,225)	1,917,877
	Liabilities in Excess of Other Assets — (10.5)%	(182,653)

	NET ASSETS — 100.0%	$1,735,224

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
175	S&P 500 Index	12/17/09	$46,064	$520

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$317,471
Aggregate gross unrealized depreciation	(34,819)

Net unrealized appreciation/depreciation	$282,652

Federal income tax cost of investments	$1,635,225

Intrepid America Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$1,917,877	$—	$—	$1,917,877
Appreciation in Other Financial Instruments *	520	—	—	520

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedules of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 96.1%
	Consumer Discretionary — 10.3%
	Auto Components — 0.1%
41	Johnson Controls, Inc.	1,045

	Diversified Consumer Services — 0.6%
21	Apollo Group, Inc., Class A (a)	1,536
24	ITT Educational Services, Inc. (a) (c)	2,595

		4,131

	Hotels, Restaurants & Leisure — 2.5%
120	Boyd Gaming Corp. (a) (c)	1,306
134	Brinker International, Inc.	2,108
40	McDonald’s Corp.	2,271
72	Penn National Gaming, Inc. (a)	1,989
193	Royal Caribbean Cruises Ltd. (a) (c)	4,638
194	Wyndham Worldwide Corp. (c)	3,173
33	Yum! Brands, Inc.	1,112

		16,597

	Media — 1.8%
95	Discovery Communications, Inc., Class A (a)	2,747
302	Gannett Co., Inc. (c)	3,776
180	Time Warner, Inc.	5,192

		11,715

	Multiline Retail — 1.0%
220	Macy’s, Inc. (c)	4,016
83	Nordstrom, Inc.	2,523

		6,539

	Specialty Retail — 3.4%
136	AutoNation, Inc. (a) (c)	2,459
197	Best Buy Co., Inc. (c)	7,399
219	Chico’s FAS, Inc. (a)	2,846
89	Gap, Inc. (The)	1,906
161	RadioShack Corp.	2,674
56	Rent-A-Center, Inc. (a)	1,050
98	Signet Jewelers Ltd., (Bermuda) (a)	2,570
38	TJX Cos., Inc.	1,426

		22,330

	Textiles, Apparel & Luxury Goods — 0.9%
173	Jones Apparel Group, Inc.	3,098
38	Polo Ralph Lauren Corp. (c)	2,873

		5,971

	Total Consumer Discretionary	68,328

	Consumer Staples — 13.2%
	Beverages — 0.4%
67	Pepsi Bottling Group, Inc.	2,427

	Food & Staples Retailing — 3.4%
42	BJ’s Wholesale Club, Inc. (a) (c)	1,512
43	Casey’s General Stores, Inc. (c)	1,359
272	Kroger Co. (The)	5,609
289	Wal-Mart Stores, Inc.	14,206

		22,686

	Food Products — 1.2%
169	Dean Foods Co. (a) (c)	3,005
228	Del Monte Foods Co.	2,640
114	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	2,573

		8,218

	Household Products — 3.2%
81	Colgate-Palmolive Co.	6,209
41	Energizer Holdings, Inc. (a)	2,687
205	Kimberly-Clark Corp.	12,114

		21,010

	Personal Products — 0.4%
78	Herbalife Ltd., (Cayman Islands)	2,567

	Tobacco — 4.6%
783	Altria Group, Inc.	13,947
147	Lorillard, Inc.	10,915
126	Reynolds American, Inc. (c)	5,623

		30,485

	Total Consumer Staples	87,393

	Energy — 5.2%
	Energy Equipment & Services — 2.5%
49	National Oilwell Varco, Inc. (a)	2,113
162	Noble Corp. (c)	6,159
38	Tidewater, Inc. (c)	1,792
74	Transocean Ltd., (Switzerland) (a)	6,364

		16,428

	Oil, Gas & Consumable Fuels — 2.7%
36	Apache Corp.	3,343
35	Exxon Mobil Corp.	2,415
49	Newfield Exploration Co. (a) (c)	2,094
89	Occidental Petroleum Corp.	6,942
80	Pioneer Natural Resources Co.	2,896

		17,690

	Total Energy	34,118

	Financials — 4.6%
	Capital Markets — 3.2%
62	Goldman Sachs Group, Inc. (The)	11,356
66	Knight Capital Group, Inc., Class A (a) (c)	1,434
94	Morgan Stanley	2,912
109	State Street Corp.	5,720

		21,422

	Insurance — 0.7%
67	Hartford Financial Services Group, Inc.	1,781
62	Prudential Financial, Inc.	3,079

		4,860

	Real Estate Investment Trusts (REITs) — 0.7%
33	Digital Realty Trust, Inc. (c)	1,522
85	ProLogis (c)	1,016
27	Simon Property Group, Inc. (c)	1,881

		4,419

	Total Financials	30,701

	Health Care — 14.4%
	Biotechnology — 3.7%
271	Amgen, Inc. (a)	16,340
160	Biogen Idec, Inc. (a)	8,073
9	Myriad Pharmaceuticals, Inc. (a)	51

		24,464

	Health Care Equipment & Supplies — 2.4%
73	Baxter International, Inc.	4,145
77	Kinetic Concepts, Inc. (a) (c)	2,836
241	Medtronic, Inc. (c)	8,865

		15,846

	Health Care Providers & Services — 2.1%
105	CIGNA Corp. (c)	2,938
87	Community Health Systems, Inc. (a) (c)	2,784
21	Emergency Medical Services Corp., Class A (a)	995
89	McKesson Corp.	5,294
79	Omnicare, Inc.	1,785

		13,796

	Life Sciences Tools & Services — 1.6%
54	Life Technologies Corp. (a)	2,491
193	Thermo Fisher Scientific, Inc. (a) (c)	8,424

		10,915

	Pharmaceuticals — 4.6%
113	Bristol-Myers Squibb Co. (c)	2,536
117	Johnson & Johnson	7,151
185	Merck & Co., Inc.	5,852
561	Pfizer, Inc.	9,278
64	Valeant Pharmaceuticals International (a) (c)	1,792
172	Warner Chilcott PLC, Class A (a)	3,728

		30,337

	Total Health Care	95,358

	Industrials — 9.9%
	Aerospace & Defense — 1.3%
141	United Technologies Corp.	8,567

	Airlines — 0.7%
58	Copa Holdings S.A., (Panama), Class A	2,585
229	Delta Air Lines, Inc. (a)	2,052

		4,637

	Commercial Services & Supplies — 0.4%
131	R.R. Donnelley & Sons Co.	2,774

	Construction & Engineering — 0.5%
98	Foster Wheeler AG (a)	3,111

	Machinery — 4.7%
159	Caterpillar, Inc. (c)	8,177
92	Gardner Denver, Inc. (a)	3,197
207	Ingersoll-Rand plc, (Ireland) (c)	6,333
47	Navistar International Corp. (a)	1,740
81	Oshkosh Corp.	2,505
156	PACCAR, Inc. (c)	5,871
62	Parker Hannifin Corp. (c)	3,230

		31,053

	Road & Rail — 2.3%
58	Con-way, Inc.	2,223
126	CSX Corp.	5,285
179	Norfolk Southern Corp. (c)	7,710

		15,218

	Total Industrials	65,360

	Information Technology — 32.3%
	Communications Equipment — 4.4%
1,150	Cisco Systems, Inc. (a)	27,080
70	Juniper Networks, Inc. (a) (c)	1,889

		28,969

	Computers & Peripherals — 12.0%
91	Apple, Inc. (a)	16,878
835	Dell, Inc. (a)	12,739
158	EMC Corp. (a)	2,689
438	Hewlett-Packard Co.	20,657
141	International Business Machines Corp.	16,883
146	Lexmark International, Inc., Class A (a) (c)	3,147
–	SanDisk Corp. (a) (c)	–
199	Seagate Technology, (Cayman Islands)	3,024
90	Western Digital Corp. (a)	3,298

		79,315

	Electronic Equipment, Instruments & Components — 0.9%
101	Arrow Electronics, Inc. (a)	2,851
226	Jabil Circuit, Inc.	3,036

		5,887

	Internet Software & Services — 0.7%
10	Google, Inc., Class A (a)	4,760

	IT Services — 3.4%
277	Accenture PLC, Class A	10,329
32	Alliance Data Systems Corp. (a) (c)	1,927
524	Western Union Co. (The)	9,909

		22,165

	Semiconductors & Semiconductor Equipment — 4.0%
56	Applied Materials, Inc. (c)	753
137	Broadcom Corp., Class A (a)	4,195
278	Intel Corp.	5,440
62	Intersil Corp., Class A (c)	945
353	LSI Corp. (a)	1,938
85	Marvell Technology Group Ltd., (Bermuda) (a)	1,371
55	Microsemi Corp. (a) (c)	869
310	National Semiconductor Corp. (c)	4,429
93	Novellus Systems, Inc. (a)	1,958
187	ON Semiconductor Corp. (a) (c)	1,545
142	Xilinx, Inc.	3,332

		26,775

	Software — 6.9%
121	Autodesk, Inc. (a) (c)	2,885
1,258	Microsoft Corp.	32,576
316	Oracle Corp.	6,575
101	Rovi Corp. (a)	3,380

		45,416

	Total Information Technology	213,287

	Materials — 4.7%
	Chemicals — 2.9%
97	Ashland, Inc.	4,175
95	Celanese Corp.	2,368
411	Dow Chemical Co. (The)	10,712
78	Valspar Corp. (c)	2,151

		19,406

	Containers & Packaging — 0.5%
180	Temple-Inland, Inc.	2,957

	Metals & Mining — 1.3%
126	Freeport-McMoRan Copper & Gold, Inc.	8,635

	Total Materials	30,998

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.4%
79	CenturyTel, Inc.	2,655

	Wireless Telecommunication Services — 0.2%
323	Sprint Nextel Corp. (a)	1,276

	Total Telecommunication Services	3,931

	Utilities — 0.9%
	Independent Power Producers & Energy Traders — 0.2%
54	NRG Energy, Inc. (a)	1,531

	Multi-Utilities — 0.7%
27	PG&E Corp.	1,097
62	Sempra Energy	3,088

		4,185

	Total Utilities	5,716

	Total Common Stocks (Cost $531,827)	635,190

	Short-Term Investment — 2.5%
	Investment Company — 2.5%
16,319	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $16,319)	16,319

	Investment of Cash Collateral for Securities on Loan —12.6%
	Investment Company — 12.6%
83,389	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $83,389)	83,389

	Total Investments — 111.2% (Cost $631,535)	734,898
	Liabilities in Excess of Other Assets — (11.2)%	(74,002)

	NET ASSETS — 100.0%	$660,896

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding

80	S&P 500 Index	12/17/09	$21,058	$343

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$113,548
Aggregate gross unrealized depreciation	(10,185)

Net unrealized appreciation/depreciation	$103,363

Federal income tax cost of investments	$631,535

Intrepid Growth Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$734,898	$—	$—	$734,898
Appreciation in Other Financial Instruments *	343	—	—	343

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Common Stocks — 98.2%
		Consumer Discretionary — 11.6%
		Auto Components — 0.2%
1		Autoliv, Inc., (Sweden)	25

		Diversified Consumer Services — 0.5%
1		Apollo Group, Inc., Class A (a)	63

		Hotels, Restaurants & Leisure — 1.8%
1		Penn National Gaming, Inc. (a)	31
3		Royal Caribbean Cruises Ltd. (a)	77
5		Wyndham Worldwide Corp.	88

			196

		Household Durables — 0.6%
1		Whirlpool Corp.	63

		Media — 4.0%
2		Discovery Communications, Inc., Class A (a)	46
5		Gannett Co., Inc.	64
4		Liberty Media Corp. - Capital, Series A, Class A (a)	86
5		Time Warner, Inc.	143
4		Walt Disney Co. (The)	104

			443

		Multiline Retail — 0.6%
4		Macy’s, Inc.	65

		Specialty Retail — 3.0%
2		Advance Auto Parts, Inc.	61
4		Chico’s FAS, Inc. (a)	56
1		Foot Locker, Inc.	16
4		Gap, Inc. (The)	83
1		Sherwin-Williams Co. (The)	30
3		Signet Jewelers Ltd., (Bermuda) (a)	87

			333

		Textiles, Apparel & Luxury Goods — 0.9%
3		Jones Apparel Group, Inc.	47
1		Phillips-Van Heusen Corp.	30
2		Timberland Co. (The), Class A (a)	21

			98

		Total Consumer Discretionary	1,286

		Consumer Staples — 8.0%
		Beverages — 0.4%
3		Constellation Brands, Inc., Class A (a)	45

		Food & Staples Retailing — 2.1%
3		BJ’s Wholesale Club, Inc. (a)	100
4		SUPERVALU, Inc.	63
1		Wal-Mart Stores, Inc.	64

			227

		Food Products — 1.2%
3		Dean Foods Co. (a)	57
2		Del Monte Foods Co.	21
3		Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	58

			136

		Household Products — 0.8%
2		Kimberly-Clark Corp.	88

		Personal Products — 1.2%
3		Herbalife Ltd., (Cayman Islands)	95
1		NBTY, Inc. (a)	36

			131

		Tobacco — 2.3%
7		Altria Group, Inc.	133
2		Lorillard, Inc.	126

			259

		Total Consumer Staples	886

		Energy — 11.0%
		Energy Equipment & Services — 3.8%
2		Cameron International Corp. (a)	58
2		ENSCO International, Inc.	66
2		National Oilwell Varco, Inc. (a)	97
1		Noble Corp.	53
1		Oil States International, Inc. (a)	46
1		Transocean Ltd., (Switzerland) (a)	94

			414

		Oil, Gas & Consumable Fuels — 7.2%
1		Apache Corp.	64
3		Chevron Corp.	194
2		Encore Acquisition Co. (a)	58
3		Exxon Mobil Corp.	209
2		Newfield Exploration Co. (a)	98
1		Occidental Petroleum Corp.	114
2		XTO Energy, Inc.	62

			799

		Total Energy	1,213

		Financials — 15.1%
		Capital Markets — 5.3%
3		Apollo Investment Corp.	32
2		Goldman Sachs Group, Inc. (The)	323
2		Knight Capital Group, Inc., Class A (a)	49
3		Morgan Stanley	85
2		State Street Corp.	102

			591

		Commercial Banks — 2.4%
2		BB&T Corp.	44
2		PNC Financial Services Group, Inc.	73
5		Wells Fargo & Co.	146

			263

		Consumer Finance — 0.7%
2		Capital One Financial Corp.	61
1		Nelnet, Inc., Class A (a)	16

			77

		Diversified Financial Services — 2.5%
13		Bank of America Corp.	223
10		Citigroup, Inc.	48

			271

		Insurance — 2.7%
2		ACE Ltd., (Switzerland) (a)	83
–	(h)	Allied World Assurance Co. Holdings Ltd., (Bermuda)	21
1		Chubb Corp. (The)	35
1		Hartford Financial Services Group, Inc.	29
1		Lincoln National Corp.	34
1		Prudential Financial, Inc.	45
1		Travelers Cos., Inc. (The)	52

			299

		Real Estate Investment Trusts (REITs) — 1.5%
3		Annaly Capital Management, Inc.	55
2		Brandywine Realty Trust	23
2		Omega Healthcare Investors, Inc.	27
–	(h)	Public Storage	30
1		Simon Property Group, Inc.	35

			170

		Total Financials	1,671

		Health Care — 11.7%
		Biotechnology — 2.4%
3		Amgen, Inc. (a)	163
1		Biogen Idec, Inc. (a)	50
3		Human Genome Sciences, Inc. (a)	49

			262

		Health Care Equipment & Supplies — 1.1%
3		American Medical Systems Holdings, Inc. (a)	47
1		Kinetic Concepts, Inc. (a)	30
1		Medtronic, Inc.	40

			117

		Health Care Providers & Services — 2.3%
2		CIGNA Corp.	52
2		Community Health Systems, Inc. (a)	64
1		McKesson Corp.	77
3		UnitedHealth Group, Inc.	68

			261

		Life Sciences Tools & Services — 1.0%
2		Life Technologies Corp. (a)	115

		Pharmaceuticals — 4.9%
2		Bristol-Myers Squibb Co.	43
1		Endo Pharmaceuticals Holdings, Inc. (a)	26
14		Pfizer, Inc.	230
1		Schering-Plough Corp.	39
2		Valeant Pharmaceuticals International (a)	63
5		Warner Chilcott PLC, Class A (a)	103
1		Watson Pharmaceuticals, Inc. (a)	37

			541

		Total Health Care	1,296

		Industrials — 10.2%
		Aerospace & Defense — 1.3%
1		General Dynamics Corp.	65
2		Raytheon Co.	81

			146

		Airlines — 1.1%
2		Copa Holdings S.A., (Panama), Class A	87
3		Delta Air Lines, Inc. (a)	28

			115

		Commercial Services & Supplies — 0.8%
1		Deluxe Corp.	21
1		HNI Corp.	26
2		R.R. Donnelley & Sons Co.	38

			85

		Construction & Engineering — 1.4%
4		EMCOR Group, Inc. (a)	101
2		Foster Wheeler AG (a)	54

			155

		Electrical Equipment — 0.2%
1		Brady Corp., Class A	20

		Industrial Conglomerates — 0.8%
1		3M Co.	89

		Machinery — 2.7%
3		Caterpillar, Inc.	144
2		Ingersoll-Rand plc, (Ireland)	61
3		Oshkosh Corp.	96

			301

		Road & Rail — 1.9%
2		Con-way, Inc.	80
2		CSX Corp.	82
1		Norfolk Southern Corp.	52

			214

		Total Industrials	1,125

		Information Technology — 19.9%
		Communications Equipment — 2.8%
1		Black Box Corp.	15
9		Cisco Systems, Inc. (a)	205
2		InterDigital, Inc. (a)	53
1		Plantronics, Inc.	32

			305

		Computers & Peripherals — 6.7%
11		Dell, Inc. (a)	168
4		Hewlett-Packard Co.	189
1		International Business Machines Corp.	137
3		Lexmark International, Inc., Class A (a)	55
4		QLogic Corp. (a)	64
9		Seagate Technology, (Cayman Islands)	132

			745

		Electronic Equipment, Instruments & Components — 2.4%
3		Arrow Electronics, Inc. (a)	90
1		Ingram Micro, Inc., Class A (a)	20
5		Jabil Circuit, Inc.	62
2		Tech Data Corp. (a)	96

			268

		Internet Software & Services — 0.3%
4		EarthLink, Inc.	34

		IT Services — 2.3%
3		Accenture PLC, Class A	119
2		Acxiom Corp. (a)	16
2		Computer Sciences Corp. (a)	100
1		CSG Systems International, Inc. (a)	21

			256

		Semiconductors & Semiconductor Equipment — 2.1%
2		Altera Corp.	31
2		Integrated Device Technology, Inc. (a)	14
1		Intersil Corp., Class A	17
1		Marvell Technology Group Ltd., (Bermuda) (a)	17
3		National Semiconductor Corp.	37
1		Novellus Systems, Inc. (a)	21
3		ON Semiconductor Corp. (a)	28
2		Skyworks Solutions, Inc. (a)	26
2		Xilinx, Inc.	41

			232

		Software — 3.3%
8		Microsoft Corp.	202
1		MicroStrategy, Inc., Class A (a)	36
2		Rovi Corp. (a)	57
2		Solera Holdings, Inc.	67

			362

		Total Information Technology	2,202

		Materials — 5.5%
		Chemicals — 3.1%
2		Ashland, Inc.	69
1		CF Industries Holdings, Inc.	48
7		Dow Chemical Co. (The)	185
2		Valspar Corp.	48

			350

		Containers & Packaging — 1.1%
1		Pactiv Corp. (a)	35
2		Sealed Air Corp.	36
3		Temple-Inland, Inc.	49

			120

		Metals & Mining — 1.3%
2		Freeport-McMoRan Copper & Gold, Inc.	140

		Total Materials	610

		Telecommunication Services — 2.5%
		Diversified Telecommunication Services — 2.1%
2		AT&T, Inc.	59
2		CenturyTel, Inc.	61
2		Frontier Communications Corp.	14
9		Qwest Communications International, Inc.	34
6		Windstream Corp.	58

			226

		Wireless Telecommunication Services — 0.4%
4		Sprint Nextel Corp. (a)	17
2		Syniverse Holdings, Inc. (a)	30

			47

		Total Telecommunication Services	273

		Utilities — 2.7%
		Gas Utilities — 0.7%
1		Atmos Energy Corp.	23
2		UGI Corp.	55

			78

		Independent Power Producers & Energy Traders — 1.1%
4		Mirant Corp. (a)	57
2		NRG Energy, Inc. (a)	65

			122

		Multi-Utilities — 0.9%
1		PG&E Corp.	52
1		Sempra Energy	45

			97

		Total Utilities	297

		Total Common Stocks (Cost $9,029)	10,859

		Short-Term Investment — 1.5%
		Investment Company — 1.5%
164		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $164)	164

		Total Investments — 99.7% (Cost $9,193)	11,023
		Other Assets in Excess of Liabilities — 0.3%	38

		NET ASSETS — 100.0%	$11,061

Percentages indicated are based on net assets.

Futures Contract

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding

1	S&P 500 Index	12/17/09	$263	$2

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(h)	Amount rounds to less than one thousand (shares or dollars).

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,044
Aggregate gross unrealized depreciation	(214)

Net unrealized appreciation/depreciation	$1,830

Federal income tax cost of investments	$9,193

Intrepid Multi Cap Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$11,023	$—	$—	$11,023
Appreciation in Other Financial Instruments *	$2	$—	$—	$2

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments include futures, forwards and swap contracts.

JPMorgan Intrepid Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long Positions — 120.0% (j)
	Common Stocks — 117.9%
	Consumer Discretionary — 15.0%
	Auto Components — 0.5%
37	Goodyear Tire & Rubber Co. (The) (a)	632

	Hotels, Restaurants & Leisure — 0.7%
37	Starbucks Corp. (a)	757

	Household Durables — 2.1%
16	Garmin Ltd., (Cayman Islands)	600
114	Newell Rubbermaid, Inc.	1,792

		2,392

	Internet & Catalog Retail — 2.4%
29	Amazon.com, Inc. (a)	2,751

	Media — 4.3%
137	Comcast Corp., Class A	2,308
93	Gannett Co., Inc.	1,160
53	Time Warner, Inc.	1,539

		5,007

	Multiline Retail — 4.5%
36	Dollar Tree, Inc. (a)	1,753
69	Macy’s, Inc.	1,258
47	Target Corp.	2,175

		5,186

	Specialty Retail — 0.5%
37	Limited Brands, Inc.	621

	Total Consumer Discretionary	17,346

	Consumer Staples — 9.1%
	Beverages — 2.3%
51	Coca-Cola Co. (The)	2,716

	Food Products — 1.0%
93	Tyson Foods, Inc., Class A	1,175

	Household Products — 3.3%
9	Energizer Holdings, Inc. (a)	582
55	Procter & Gamble Co.	3,203

		3,785

	Tobacco — 2.5%
60	Philip Morris International, Inc.	2,914

	Total Consumer Staples	10,590

	Energy — 12.8%
	Energy Equipment & Services — 4.1%
18	Cameron International Corp. (a)	681
53	Halliburton Co.	1,447
32	National Oilwell Varco, Inc. (a)	1,384
14	Transocean Ltd., (Switzerland) (a)	1,171

		4,683

	Oil, Gas & Consumable Fuels — 8.7%
17	Apache Corp.	1,521
16	Chevron Corp.	1,131
59	Exxon Mobil Corp.	4,058
25	Occidental Petroleum Corp.	1,963
34	XTO Energy, Inc.	1,413

		10,086

	Total Energy	14,769

	Financials — 15.9%
	Capital Markets — 4.8%
7	BlackRock, Inc.	1,476
330	E*Trade Financial Corp. (a)	577
19	Goldman Sachs Group, Inc. (The)	3,480

		5,533

	Commercial Banks — 1.4%
59	Wells Fargo & Co.	1,655

	Consumer Finance — 1.9%
66	American Express Co.	2,229

	Diversified Financial Services — 4.8%
208	Bank of America Corp.	3,524
414	Citigroup, Inc.	2,005

		5,529

	Insurance — 3.0%
72	Genworth Financial, Inc., Class A	855
52	Prudential Financial, Inc.	2,599

		3,454

	Total Financials	18,400

	Health Care — 15.8%
	Health Care Equipment & Supplies — 4.5%
40	Covidien plc, (Ireland)	1,740
71	Hologic, Inc. (a)	1,157
22	Hospira, Inc. (a)	995
5	Intuitive Surgical, Inc. (a)	1,343

		5,235

	Health Care Providers & Services — 1.3%
24	CIGNA Corp.	671
26	Community Health Systems, Inc. (a)	835

		1,506

	Pharmaceuticals — 10.0%
66	Abbott Laboratories	3,263
89	Merck & Co., Inc.	2,800
112	Mylan, Inc. (a)	1,794
221	Pfizer, Inc.	3,653

		11,510

	Total Health Care	18,251

	Industrials — 13.9%
	Aerospace & Defense — 2.8%
49	General Dynamics Corp.	3,181

	Air Freight & Logistics — 2.0%
30	FedEx Corp.	2,283

	Airlines — 1.5%
289	JetBlue Airways Corp. (a)	1,730

	Construction & Engineering — 1.2%
44	Foster Wheeler AG (a)	1,413

	Electrical Equipment — 1.5%
46	Cooper Industries Ltd., Class A	1,722

	Industrial Conglomerates — 1.8%
130	General Electric Co.	2,138

	Machinery — 1.5%
18	Ingersoll-Rand plc, (Ireland)	562
23	Parker Hannifin Corp.	1,215

		1,777

	Road & Rail — 1.6%
43	CSX Corp.	1,817

	Total Industrials	16,061

	Information Technology — 25.7%
	Communications Equipment — 3.5%
172	Cisco Systems, Inc. (a)	4,056

	Computers & Peripherals — 11.1%
17	Apple, Inc. (a)	3,200
130	EMC Corp. (a)	2,222
79	Hewlett-Packard Co.	3,730
16	International Business Machines Corp.	1,954
114	Seagate Technology, (Cayman Islands)	1,733

		12,839

	Electronic Equipment, Instruments & Components — 0.3%
13	Tyco Electronics Ltd., (Switzerland)	281

	Internet Software & Services — 3.2%
8	Google, Inc., Class A (a)	3,722

	Semiconductors & Semiconductor Equipment — 4.5%
180	Marvell Technology Group Ltd., (Bermuda) (a)	2,913
173	Skyworks Solutions, Inc. (a)	2,288

		5,201

	Software — 3.1%
140	Microsoft Corp.	3,634

	Total Information Technology	29,733

	Materials — 6.0%
	Chemicals — 2.8%
58	Dow Chemical Co. (The)	1,504
8	Lubrizol Corp.	582
14	Praxair, Inc.	1,175

		3,261

	Containers & Packaging — 1.0%
45	Pactiv Corp. (a)	1,185

	Metals & Mining — 1.3%
17	Cliffs Natural Resources, Inc.	551
14	Freeport-McMoRan Copper & Gold, Inc.	961

		1,512

	Paper & Forest Products — 0.9%
43	International Paper Co.	961

	Total Materials	6,919

	Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
73	AT&T, Inc.	1,968
35	Verizon Communications, Inc.	1,062

	Total Telecommunication Services	3,030

	Utilities — 1.1%
	Electric Utilities — 1.1%
37	Edison International	1,255

	Total Common Stocks (Cost $121,074)	136,354

	Short-Term Investment — 2.1%
	Investment Company — 2.1%
2,480	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (Cost $2,480)	2,480

	Total Investments — 120.0% (Cost $123,554)	138,834
	Liabilities in Excess of Other Assets — (20.0)%	(23,155)

	NET ASSETS — 100.0%	$115,679

	Short Positions — 20.4%
	Common Stocks — 20.4%
	Consumer Discretionary — 3.5%
	Hotels, Restaurants & Leisure — 0.2%
5	McDonald’s Corp.	287

	Household Durables — 0.3%
9	Harman International Industries, Inc.	319

	Leisure Equipment & Products — 0.2%
10	Hasbro, Inc.	291

	Media — 0.5%
46	CBS Corp., Class B	557

	Specialty Retail — 1.8%
4	AutoZone, Inc. (a)	573
41	PetSmart, Inc.	895
15	Tiffany & Co.	585

		2,053

	Textiles, Apparel & Luxury Goods — 0.5%
8	V.F. Corp.	555

	Total Consumer Discretionary	4,062

	Consumer Staples — 0.3%
	Household Products — 0.3%
4	Colgate-Palmolive Co.	282

	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
6	ConocoPhillips	287

	Financials — 1.7%
	Capital Markets — 0.7%
6	State Street Corp.	299
29	TD AMERITRADE Holding Corp. (a)	572

		871

	Consumer Finance — 0.5%
36	Discover Financial Services	591

	Insurance — 0.5%
14	MetLife, Inc.	546

	Total Financials	2,008

	Health Care — 1.9%
	Health Care Equipment & Supplies — 1.2%
8	Becton, Dickinson & Co.	544
27	Boston Scientific Corp. (a)	283
13	Varian Medical Systems, Inc. (a)	536

		1,363

	Health Care Providers & Services — 0.2%
4	Laboratory Corp. of America Holdings (a)	284

	Pharmaceuticals — 0.5%
10	Allergan, Inc.	560

	Total Health Care	2,207

	Industrials — 5.1%
	Aerospace & Defense — 1.0%
11	Goodrich Corp.	581
11	ITT Corp.	572

		1,153

	Air Freight & Logistics — 0.2%
8	Expeditors International of Washington, Inc.	279

	Airlines — 0.7%
89	Southwest Airlines Co.	857

	Commercial Services & Supplies — 0.5%
19	Waste Management, Inc.	557

	Construction & Engineering — 1.0%
18	Jacobs Engineering Group, Inc. (a)	824
7	URS Corp. (a)	290

		1,114

	Electrical Equipment — 0.5%
14	Rockwell Automation, Inc.	586

	Industrial Conglomerates — 0.2%
4	3M Co.	285

	Machinery — 0.3%
3	Flowserve Corp.	297

	Professional Services — 0.5%
21	Robert Half International, Inc.	538

	Road & Rail — 0.2%
10	Kansas City Southern (a)	276

	Total Industrials	5,942

	Information Technology — 5.1%
	Communications Equipment — 1.3%
36	Ciena Corp. (a)	586
16	F5 Networks, Inc. (a)	638
18	Nokia OYJ, (Finland), ADR	269

		1,493

	Computers & Peripherals — 1.0%
12	NetApp, Inc. (a)	323
13	SanDisk Corp. (a)	285
16	Western Digital Corp. (a)	582

		1,190

	Electronic Equipment, Instruments & Components — 0.5%
15	Amphenol Corp., Class A	557

	Internet Software & Services — 0.8%
31	Akamai Technologies, Inc. (a)	606
17	Yahoo!, Inc. (a)	312

		918

	IT Services — 0.2%
7	Automatic Data Processing, Inc.	279

	Semiconductors & Semiconductor Equipment — 0.3%
12	Texas Instruments, Inc.	292

	Software — 1.0%
18	Adobe Systems, Inc. (a)	588
14	McAfee, Inc. (a)	594

		1,182

	Total Information Technology	5,911

	Materials — 2.5%
	Chemicals — 1.5%
8	Air Products & Chemicals, Inc.	583
23	Celanese Corp., Class A	587
33	Huntsman Corp.	303
4	Monsanto Co.	279

		1,752

	Containers & Packaging — 0.8%
22	Crown Holdings, Inc. (a)	596
18	Temple-Inland, Inc.	292

		888

	Metals & Mining — 0.2%
6	Nucor Corp.	277

	Total Materials	2,917

	Total Common Stocks (Cost $22,927)	23,616

	Total Short Positions (Proceeds $22,927)	23,616

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR— American Depositary Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(j)	All or a portion of these securities are segregated for short sales.

(l)	The rate shown is the current yield as of September 30, 2009.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,655
Aggregate gross unrealized depreciation	(375)

Net unrealized appreciation/depreciation	$15,280

Federal income tax cost of investments	$123,554

Intrepid Plus Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$138,834	$—	$—	$138,834
Liabilities in Securities Sold Short†	$(23,616)	—	—	$(23,616)

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.
†	Liabilities in securities sold short may include written options

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 96.4%
	Consumer Discretionary — 9.2%
	Auto Components — 0.8%
30	Autoliv, Inc., (Sweden) (c)	1,010
49	Johnson Controls, Inc.	1,242

		2,252

	Hotels, Restaurants & Leisure — 1.1%
75	Royal Caribbean Cruises Ltd. (a)	1,799
79	Wyndham Worldwide Corp.	1,296

		3,095

	Household Durables — 0.3%
18	Stanley Works (The) (c)	781

	Media — 4.7%
133	Gannett Co., Inc. (c)	1,660
84	News Corp., Class A	1,002
205	Time Warner, Inc.	5,887
181	Walt Disney Co. (The) (c)	4,963

		13,512

	Multiline Retail — 0.8%
122	Macy’s, Inc. (c)	2,227

	Specialty Retail — 1.0%
36	Foot Locker, Inc.	429
138	Office Depot, Inc. (a)	912
52	RadioShack Corp. (c)	868
40	Rent-A-Center, Inc. (a)	761

		2,970

	Textiles, Apparel & Luxury Goods — 0.5%
79	Jones Apparel Group, Inc.	1,407

	Total Consumer Discretionary	26,244

	Consumer Staples — 4.7%
	Food & Staples Retailing — 0.7%
43	Safeway, Inc. (c)	848
49	SUPERVALU, Inc. (c)	740
10	Wal-Mart Stores, Inc.	476

		2,064

	Food Products — 1.1%
66	Dean Foods Co. (a) (c)	1,169
108	Del Monte Foods Co.	1,249
30	Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	669

		3,087

	Household Products — 0.9%
7	Energizer Holdings, Inc. (a)	478
37	Kimberly-Clark Corp.	2,170

		2,648

	Personal Products — 0.3%
26	Herbalife Ltd., (Cayman Islands)	863

	Tobacco — 1.7%
214	Altria Group, Inc.	3,805
6	Lorillard, Inc.	424
10	Reynolds American, Inc. (c)	445

		4,674

	Total Consumer Staples	13,336

	Energy — 18.3%
	Energy Equipment & Services — 4.5%
19	ENSCO International, Inc. (c)	804
45	National Oilwell Varco, Inc. (a)	1,945
66	Noble Corp. (c)	2,513
38	Oil States International, Inc. (a)	1,339
49	Rowan Cos., Inc.	1,135
22	Tidewater, Inc. (c)	1,017
47	Transocean Ltd., (Switzerland) (a)	4,046

		12,799

	Oil, Gas & Consumable Fuels — 13.8%
48	Apache Corp.	4,362
131	Chevron Corp.	9,258
34	ConocoPhillips	1,542
183	Exxon Mobil Corp.	12,580
38	Newfield Exploration Co. (a) (c)	1,605
49	Occidental Petroleum Corp.	3,873
27	Overseas Shipholding Group, Inc. (c)	994
39	Pioneer Natural Resources Co.	1,397
89	XTO Energy, Inc.	3,673

		39,284

	Total Energy	52,083

	Financials — 24.7%
	Capital Markets — 5.7%
37	Ameriprise Financial, Inc. (c)	1,355
50	Goldman Sachs Group, Inc. (The) (c)	9,171
29	Knight Capital Group, Inc., Class A (a) (c)	631
87	Morgan Stanley	2,691
46	State Street Corp.	2,441

		16,289

	Commercial Banks — 4.8%
104	BB&T Corp.	2,819
45	PNC Financial Services Group, Inc. (c)	2,210
302	Wells Fargo & Co.	8,517

		13,546

	Consumer Finance — 1.6%
128	Capital One Financial Corp. (c)	4,581

	Diversified Financial Services — 5.4%
696	Bank of America Corp.	11,782
762	Citigroup, Inc.	3,687

		15,469

	Insurance — 4.8%
56	ACE Ltd., (Switzerland) (a)	3,018
17	Allied World Assurance Co. Holdings Ltd., (Bermuda)	822
41	Hartford Financial Services Group, Inc.	1,079
34	Lincoln National Corp.	873
78	Prudential Financial, Inc. (c)	3,873
79	Travelers Cos., Inc. (The)	3,904

		13,569

	Real Estate Investment Trusts (REITs) — 2.4%
11	Alexandria Real Estate Equities, Inc. (c)	598
30	Annaly Capital Management, Inc. (c)	538
44	Kimco Realty Corp.	579
19	Liberty Property Trust	611
20	Mack-Cali Realty Corp.	647
73	ProLogis (c)	871
7	Public Storage	512
42	Realty Income Corp. (c)	1,082
27	Senior Housing Properties Trust (c)	522
12	Simon Property Group, Inc. (c)	819

		6,779

	Total Financials	70,233

	Health Care — 8.3%
	Biotechnology — 1.0%
48	Amgen, Inc. (a)	2,897

	Health Care Equipment & Supplies — 0.8%
23	Kinetic Concepts, Inc. (a) (c)	843
36	Medtronic, Inc.	1,329

		2,172

	Health Care Providers & Services — 2.1%
41	CIGNA Corp. (c)	1,139
38	Community Health Systems, Inc. (a) (c)	1,217
36	Omnicare, Inc. (c)	817
114	UnitedHealth Group, Inc.	2,852

		6,025

	Pharmaceuticals — 4.4%
29	Endo Pharmaceuticals Holdings, Inc. (a) (c)	653
605	Pfizer, Inc.	10,019
35	Wyeth	1,705

		12,377

	Total Health Care	23,471

	Industrials — 10.6%
	Aerospace & Defense — 0.6%
27	United Technologies Corp.	1,663

	Airlines — 0.6%
25	Copa Holdings S.A., (Panama), Class A	1,121
62	Delta Air Lines, Inc. (a)	553

		1,674

	Commercial Services & Supplies — 0.4%
60	R.R. Donnelley & Sons Co.	1,274

	Construction & Engineering — 0.5%
42	Foster Wheeler AG (a)	1,334

	Industrial Conglomerates — 1.8%
309	General Electric Co.	5,076

	Machinery — 4.1%
69	Caterpillar, Inc. (c)	3,542
86	Ingersoll-Rand plc, (Ireland)	2,625
24	Joy Global, Inc.	1,194
24	Navistar International Corp. (a)	902
44	Oshkosh Corp.	1,358
18	PACCAR, Inc. (c)	679
26	Parker Hannifin Corp. (c)	1,363

		11,663

	Road & Rail — 2.2%
26	Con-way, Inc.	1,004
46	CSX Corp.	1,913
77	Norfolk Southern Corp. (c)	3,300

		6,217

	Trading Companies & Distributors — 0.4%
38	WESCO International, Inc. (a) (c)	1,097

	Total Industrials	29,998

	Information Technology — 5.5%
	Computers & Peripherals — 2.6%
263	Dell, Inc. (a)	4,020
14	Hewlett-Packard Co.	652
61	Lexmark International, Inc., Class A (a) (c)	1,305
87	Seagate Technology, (Cayman Islands) (c)	1,329

		7,306

	Electronic Equipment, Instruments & Components — 0.8%
42	Arrow Electronics, Inc. (a)	1,174
93	Jabil Circuit, Inc.	1,242

		2,416

	IT Services — 1.0%
13	Alliance Data Systems Corp. (a) (c)	806
20	Computer Sciences Corp. (a) (c)	1,044
106	Convergys Corp. (a)	1,053

		2,903

	Semiconductors & Semiconductor Equipment — 0.9%
11	Broadcom Corp., Class A (a) (c)	335
24	Intersil Corp., Class A (c)	370
106	LSI Corp. (a)	582
34	National Semiconductor Corp. (c)	481
16	Novellus Systems, Inc. (a)	335
16	Xilinx, Inc.	375

		2,478

	Software — 0.2%
25	Microsoft Corp. (c)	639

	Total Information Technology	15,742

	Materials — 4.7%
	Chemicals — 3.1%
44	Ashland, Inc.	1,919
11	CF Industries Holdings, Inc.	905
233	Dow Chemical Co. (The)	6,077

		8,901

	Containers & Packaging — 0.4%
68	Temple-Inland, Inc.	1,119

	Metals & Mining — 1.2%
48	Freeport-McMoRan Copper & Gold, Inc.	3,314

	Total Materials	13,334

	Telecommunication Services — 4.9%
	Diversified Telecommunication Services — 4.9%
110	AT&T, Inc.	2,963
86	CenturyTel, Inc.	2,880
266	Verizon Communications, Inc.	8,037

	Total Telecommunication Services	13,880

	Utilities — 5.5%
	Electric Utilities — 1.6%
150	American Electric Power Co., Inc.	4,654

	Gas Utilities — 1.0%
30	AGL Resources, Inc.	1,051
18	Energen Corp.	793
37	UGI Corp.	920

		2,764

	Independent Power Producers & Energy Traders — 0.8%
64	Mirant Corp. (a) (c)	1,048
46	NRG Energy, Inc. (a)	1,294

		2,342

	Multi-Utilities — 1.7%
96	Sempra Energy (c)	4,777

	Water Utilities — 0.4%
52	American Water Works Co., Inc.	1,041

	Total Utilities	15,578

	Total Common Stocks (Cost $239,255)	273,899

	Short-Term Investment — 3.0%
	Investment Company — 3.0%
8,588	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $8,588)	8,588

	Investment of Cash Collateral for Securities on Loan — 17.7%
	Investment Company — 17.7%
50,153	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $50,153)	50,153
	Total Investments — 117.1% (Cost $297,996)	332,640
	Liabilities in Excess of Other Assets — (17.1)%	(48,685)

	NET ASSETS — 100.0%	$283,955

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
35	S&P 500 Index	12/17/09	$9,213	$19

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,982
Aggregate gross unrealized depreciation	(9,338)

Net unrealized appreciation/depreciation	$34,644

Federal income tax cost of investments	$297,996

Intrepid Value Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$332,640	$—	$—	$332,640
Appreciation in Other Financial Instruments *	$19	$—	$—	$19

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedules of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 96.4%
	Consumer Discretionary — 18.2%
	Auto Components — 0.8%
108	Gentex Corp. (c)	1,524
38	WABCO Holdings, Inc.	802

		2,326

	Automobiles — 0.3%
36	Harley-Davidson, Inc. (c)	833

	Distributors — 0.5%
39	Genuine Parts Co.	1,480

	Diversified Consumer Services — 0.6%
8	DeVry, Inc. (c)	432
66	H&R Block, Inc.	1,215

		1,647

	Hotels, Restaurants & Leisure — 2.4%
7	Chipotle Mexican Grill, Inc., Class A (a) (c)	689
22	Darden Restaurants, Inc.	753
93	Marriott International, Inc., Class A (c)	2,565
36	Penn National Gaming, Inc. (a)	1,007
71	Royal Caribbean Cruises Ltd. (a)	1,712

		6,726

	Household Durables — 0.9%
39	Fortune Brands, Inc.	1,663
28	Jarden Corp.	778

		2,441

	Internet & Catalog Retail — 0.6%
11	Amazon.com, Inc. (a)	990
23	Expedia, Inc. (a)	548

		1,538

	Media — 3.1%
45	Cablevision Systems Corp., Class A	1,078
96	Clear Channel Outdoor Holdings, Inc., Class A (a)	669
37	Discovery Communications, Inc., Class A (a)	1,081
31	Lamar Advertising Co., Class A (a) (c)	853
17	Morningstar, Inc. (a) (c)	815
19	Omnicom Group, Inc.	698
40	Scripps Networks Interactive, Inc., Class A	1,485
4	Washington Post Co. (The), Class B	1,758

		8,437

	Multiline Retail — 1.3%
33	Kohl’s Corp. (a) (c)	1,888
51	Nordstrom, Inc.	1,555

		3,443

	Specialty Retail — 6.9%
40	Advance Auto Parts, Inc.	1,583
41	AutoNation, Inc. (a)	749
8	AutoZone, Inc. (a)	1,155
65	Bed Bath & Beyond, Inc. (a)	2,429
60	CarMax, Inc. (a)	1,246
97	Gap, Inc. (The)	2,074
38	J Crew Group, Inc. (a)	1,361
32	Sherwin-Williams Co. (The) (c)	1,949
107	Staples, Inc. (c)	2,487
30	Tiffany & Co.	1,136
74	TJX Cos., Inc.	2,756

		18,925

	Textiles, Apparel & Luxury Goods — 0.8%
20	Phillips-Van Heusen Corp. (c)	869
19	V.F. Corp.	1,376

		2,245

	Total Consumer Discretionary	50,041

	Consumer Staples — 4.0%
	Beverages — 0.2%
12	Brown-Forman Corp., Class B	597

	Food & Staples Retailing — 0.9%
117	Safeway, Inc.	2,315

	Food Products — 0.9%
40	JM Smucker Co. (The)	2,136
8	McCormick & Co., Inc.	279

		2,415

	Household Products — 0.7%
16	Clorox Co.	959
16	Energizer Holdings, Inc. (a)	1,074

		2,033

	Personal Products — 1.0%
40	Avon Products, Inc. (c)	1,369
33	NBTY, Inc. (a) (c)	1,302

		2,671

	Tobacco — 0.3%
13	Lorillard, Inc.	929

	Total Consumer Staples	10,960

	Energy — 5.9%
	Energy Equipment & Services — 1.1%
39	Cameron International Corp. (a) (c)	1,466
18	Oceaneering International, Inc. (a) (c)	1,011
30	Weatherford International Ltd., (Switzerland) (a)	630

		3,107

	Oil, Gas & Consumable Fuels — 4.8%
31	Cabot Oil & Gas Corp.	1,099
76	CVR Energy, Inc. (a)	944
29	Devon Energy Corp.	1,946
69	Forest Oil Corp. (a) (c)	1,350
35	Kinder Morgan Management LLC (a)	1,657
14	Noble Energy, Inc.	943
39	Southwestern Energy Co. (a) (c)	1,677
56	Teekay Corp., (Bahamas)	1,229
127	Williams Cos., Inc. (The)	2,268

		13,113

	Total Energy	16,220

	Financials — 18.9%
	Capital Markets — 3.4%
19	Affiliated Managers Group, Inc. (a) (c)	1,227
6	BlackRock, Inc. (c)	1,193
35	Northern Trust Corp.	2,015
84	Och-Ziff Capital Management Group LLC, Class A	1,016
54	T. Rowe Price Group, Inc. (c)	2,456
67	TD AMERITRADE Holding Corp. (a) (c)	1,305

		9,212

	Commercial Banks — 4.1%
20	BancorpSouth, Inc.	483
94	BB&T Corp.	2,550
18	BOK Financial Corp. (c)	820
12	City National Corp.	459
22	Cullen/Frost Bankers, Inc.	1,152
63	KeyCorp	411
38	M&T Bank Corp.	2,337
36	SunTrust Banks, Inc.	800
194	Synovus Financial Corp.	727
52	TCF Financial Corp.	679
30	Wilmington Trust Corp.	432
29	Zions Bancorp	518

		11,368

	Diversified Financial Services — 0.9%
7	IntercontinentalExchange, Inc. (a) (c)	709
36	Moody’s Corp.	739
40	MSCI, Inc., Class A (a)	1,179

		2,627

	Insurance — 7.5%
30	ACE Ltd., (Switzerland) (a)	1,609
93	Assurant, Inc.	2,965
103	Cincinnati Financial Corp.	2,684
2	Everest Re Group Ltd., (Bermuda)	210
56	Fidelity National Financial, Inc., Class A	843
38	HCC Insurance Holdings, Inc. (c)	1,045
50	Loews Corp.	1,726
271	Old Republic International Corp.	3,299
89	OneBeacon Insurance Group Ltd., Class A	1,218
62	Principal Financial Group, Inc.	1,701
34	Transatlantic Holdings, Inc.	1,711
57	W.R. Berkley Corp.	1,441

		20,452

	Real Estate Investment Trusts (REITs) — 2.2%
92	Kimco Realty Corp.	1,198
10	Public Storage	745
7	Rayonier, Inc.	267
32	Regency Centers Corp.	1,175
30	Ventas, Inc.	1,136
22	Vornado Realty Trust	1,422

		5,943

	Real Estate Management & Development — 0.5%
118	Brookfield Properties Corp., (Canada)	1,329

	Thrifts & Mortgage Finance — 0.3%
53	People’s United Financial, Inc.	820

	Total Financials	51,751

	Health Care — 8.6%
	Biotechnology — 0.9%
21	Alexion Pharmaceuticals, Inc. (a)	944
36	BioMarin Pharmaceutical, Inc. (a)	656
33	Myriad Genetics, Inc. (a)	899

		2,499

	Health Care Equipment & Supplies — 1.5%
29	Becton, Dickinson & Co.	2,002
32	DENTSPLY International, Inc. (c)	1,110
20	Zimmer Holdings, Inc. (a) (c)	1,069

		4,181

	Health Care Providers & Services — 4.5%
42	Community Health Systems, Inc. (a)	1,341
56	Coventry Health Care, Inc. (a)	1,117
25	DaVita, Inc. (a) (c)	1,404
22	Express Scripts, Inc. (a)	1,715
29	Humana, Inc. (a) (c)	1,080
64	Lincare Holdings, Inc. (a)	2,003
52	UnitedHealth Group, Inc.	1,292
93	VCA Antech, Inc. (a) (c)	2,512

		12,464

	Health Care Technology — 0.4%
14	Cerner Corp. (a) (c)	1,026

	Life Sciences Tools & Services — 1.3%
26	Covance, Inc. (a) (c)	1,413
35	Illumina, Inc. (a) (c)	1,478
13	Life Technologies Corp. (a)	605

		3,496

	Total Health Care	23,666

	Industrials — 13.2%
	Aerospace & Defense — 2.4%
12	Alliant Techsystems, Inc. (a)	903
16	L-3 Communications Holdings, Inc.	1,245
43	Precision Castparts Corp. (c)	4,363

		6,511

	Airlines — 0.5%
154	Delta Air Lines, Inc. (a) (c)	1,382

	Building Products — 0.5%
40	Lennox International, Inc. (c)	1,434

	Commercial Services & Supplies — 2.5%
64	Corrections Corp. of America (a)	1,453
93	Republic Services, Inc.	2,471
25	Stericycle, Inc. (a) (c)	1,209
55	Waste Connections, Inc. (a)	1,577

		6,710

	Construction & Engineering — 0.7%
36	Aecom Technology Corp. (a)	966
28	Shaw Group, Inc. (The) (a)	886

		1,852

	Electrical Equipment — 1.0%
26	Cooper Industries plc, Class A	988
4	First Solar, Inc. (a) (c)	541
25	Roper Industries, Inc. (c)	1,261

		2,790

	Industrial Conglomerates — 1.5%
88	Carlisle Cos., Inc. (c)	2,974
49	McDermott International, Inc. (a)	1,231

		4,205

	Machinery — 1.5%
26	Cummins, Inc.	1,148
23	Dover Corp.	880
17	Illinois Tool Works, Inc.	721
32	Wabtec Corp.	1,215

		3,964

	Professional Services — 0.7%
26	FTI Consulting, Inc. (a) (c)	1,101
35	Robert Half International, Inc. (c)	866

		1,967

	Road & Rail — 1.4%
26	Canadian National Railway Co., (Canada)	1,264
56	Landstar System, Inc.	2,143
11	Norfolk Southern Corp.	474

		3,881

	Trading Companies & Distributors — 0.5%
16	W.W. Grainger, Inc.	1,457

	Total Industrials	36,153

	Information Technology — 15.1%
	Communications Equipment — 0.9%
42	CommScope, Inc. (a)	1,251
31	F5 Networks, Inc. (a) (c)	1,229

		2,480

	Computers & Peripherals — 0.8%
30	Lexmark International, Inc., Class A (a)	644
61	NetApp, Inc. (a)	1,638

		2,282

	Electronic Equipment, Instruments & Components — 3.3%
91	Amphenol Corp., Class A	3,419
64	Arrow Electronics, Inc. (a)	1,788
21	Dolby Laboratories, Inc., Class A (a)	820
133	Tyco Electronics Ltd., (Switzerland)	2,972

		8,999

	Internet Software & Services — 0.5%
15	Equinix, Inc. (a) (c)	1,380

	IT Services — 1.9%
64	Cognizant Technology Solutions Corp., Class A (a)	2,489
7	MasterCard, Inc., Class A (c)	1,405
68	Western Union Co. (The)	1,283

		5,177

	Semiconductors & Semiconductor Equipment — 3.6%
13	Avago Technologies Ltd., (Singapore) (a)	217
59	Broadcom Corp., Class A (a) (c)	1,808
35	KLA-Tencor Corp. (c)	1,262
24	Lam Research Corp. (a) (c)	820
131	Marvell Technology Group Ltd., (Bermuda) (a)	2,114
78	MEMC Electronic Materials, Inc. (a) (c)	1,294
36	Microchip Technology, Inc. (c)	951
57	Xilinx, Inc.	1,330

		9,796

	Software — 4.1%
131	Amdocs Ltd., (United Kingdom) (a)	3,529
33	ANSYS, Inc. (a) (c)	1,228
147	Cadence Design Systems, Inc. (a) (c)	1,081
34	Concur Technologies, Inc. (a) (c)	1,332
63	Jack Henry & Associates, Inc.	1,481
77	Nuance Communications, Inc. (a) (c)	1,154
35	Sybase, Inc. (a) (c)	1,373

		11,178

	Total Information Technology	41,292

	Materials — 4.5%
	Chemicals — 2.6%
30	Airgas, Inc.	1,427
56	Albemarle Corp.	1,939
24	PPG Industries, Inc.	1,403
13	Praxair, Inc. (c)	1,086
25	Sigma-Aldrich Corp.	1,328

		7,183

	Construction Materials — 0.2%
10	Vulcan Materials Co.	562

	Containers & Packaging — 1.3%
43	Ball Corp.	2,091
26	Greif, Inc., Class A (c)	1,442

		3,533

	Metals & Mining — 0.4%
16	Freeport-McMoRan Copper & Gold, Inc.	1,064

	Total Materials	12,342

	Telecommunication Services — 2.1%
	Diversified Telecommunication Services — 1.4%
43	CenturyTel, Inc.	1,431
108	tw telecom, inc. (a) (c)	1,449
91	Windstream Corp.	922

		3,802

	Wireless Telecommunication Services — 0.7%
62	Telephone & Data Systems, Inc.	1,852

	Total Telecommunication Services	5,654

	Utilities — 5.9%
	Electric Utilities — 1.4%
74	American Electric Power Co., Inc.	2,281
78	Westar Energy, Inc.	1,525

		3,806

	Gas Utilities — 2.0%
53	Energen Corp.	2,289
43	EQT Corp.	1,823
37	ONEOK, Inc.	1,362

		5,474

	Multi-Utilities — 2.1%
138	CMS Energy Corp.	1,845
18	NSTAR	573
41	PG&E Corp.	1,669
94	Xcel Energy, Inc.	1,809

		5,896

	Water Utilities — 0.4%
56	American Water Works Co., Inc.	1,117

	Total Utilities	16,293

	Total Common Stocks (Cost $222,472)	264,372

	Short-Term Investment — 2.6%
	Investment Company — 2.6%
7,070	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $7,070)	7,070

	Investments of Cash Collateral for Securities on Loan — 18.6%
	Investment Company — 18.6%
50,982	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $50,982)	50,982

	Total Investments — 117.6% (Cost $280,524)	322,424
	Liabilities in Excess of Other Assets — (17.6)%	(48,315)

	NET ASSETS — 100.0%	$274,109

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,592
Aggregate gross unrealized depreciation	(4,692)

Net unrealized appreciation/depreciation	$41,900

Federal income tax cost of investments	$280,524

Mid Cap Equity Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$322,424	$—	$—	$322,424

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Common Stocks — 98.2%
		Consumer Discretionary — 14.3%
		Auto Components — 0.3%
57		Spartan Motors, Inc.	292
54		Standard Motor Products, Inc.	819

			1,111

		Distributors — 0.2%
23		Core-Mark Holding Co., Inc. (a)	663

		Diversified Consumer Services — 0.2%
35		Bridgepoint Education, Inc. (a)	533
16		Corinthian Colleges, Inc. (a)	291
10		Lincoln Educational Services Corp. (a)	222

			1,046

		Hotels, Restaurants & Leisure — 1.6%
44		CEC Entertainment, Inc. (a)	1,146
30		Cracker Barrel Old Country Store, Inc.	1,046
24		DineEquity, Inc.	596
88		Domino’s Pizza, Inc. (a)	775
82		Einstein Noah Restaurant Group, Inc. (a)	990
14		Isle of Capri Casinos, Inc. (a)	160
147		Ruby Tuesday, Inc. (a)	1,238
157		Ruth’s Hospitality Group, Inc. (a)	663

			6,614

		Household Durables — 1.3%
1		CSS Industries, Inc.	10
36		Helen of Troy Ltd., (Bermuda) (a)	696
30		Hooker Furniture Corp.	402
24		Jarden Corp.	674
120		Tempur-Pedic International, Inc. (a)	2,269
36		Tupperware Brands Corp.	1,441

			5,492

		Internet & Catalog Retail — 0.5%
79		HSN, Inc. (a)	1,289
59		Vitacost.com, Inc. (a) (c)	640

			1,929

		Leisure Equipment & Products — 1.0%
128		JAKKS Pacific, Inc. (a)	1,829
48		RC2 Corp. (a)	687
233		Smith & Wesson Holding Corp. (a)	1,221
12		Steinway Musical Instruments (a)	147
18		Sturm Ruger & Co., Inc. (c)	234

			4,118

		Media — 1.7%
61		AH Belo Corp., Class A	198
128		Belo Corp., Class A	692
27		Carmike Cinemas, Inc. (a)	268
56		Cinemark Holdings, Inc.	580
8		Cumulus Media, Inc., Class A (a)	13
71		Entercom Communications Corp., Class A (a)	361
51		Harte-Hanks, Inc.	704
116		LIN TV Corp., Class A (a)	551
8		Marvel Entertainment, Inc. (a)	387
163		Mediacom Communications Corp., Class A (a)	940
145		Valassis Communications, Inc. (a)	2,589

			7,283

		Multiline Retail — 0.2%
52		Dillard’s, Inc., Class A	732
15		Saks, Inc. (a)	100

			832

		Specialty Retail — 4.3%
42		Aeropostale, Inc. (a)	1,808
147		Asbury Automotive Group, Inc. (a)	1,859
28		Brown Shoe Co., Inc.	228
82		Cabela’s, Inc. (a) (c)	1,099
22		Children’s Place Retail Stores, Inc. (The) (a)	668
74		Collective Brands, Inc. (a)	1,289
89		Finish Line, Inc. (The), Class A	903
34		Gymboree Corp. (a)	1,645
30		hhgregg, Inc. (a)	505
32		Hot Topic, Inc. (a)	240
41		Jos. A. Bank Clothiers, Inc. (a)	1,845
70		Kirkland’s, Inc. (a)	1,000
58		Men’s Wearhouse, Inc. (The)	1,425
156		Rent-A-Center, Inc. (a)	2,942
75		Sonic Automotive, Inc., Class A	788

			18,244

		Textiles, Apparel & Luxury Goods — 3.0%
21		Deckers Outdoor Corp. (a)	1,765
59		G-III Apparel Group Ltd. (a)	831
95		Iconix Brand Group, Inc. (a)	1,185
103		Jones Apparel Group, Inc.	1,841
161		Maidenform Brands, Inc. (a)	2,592
16		Oxford Industries, Inc.	309
123		Perry Ellis International, Inc. (a)	1,965
18		Steven Madden Ltd. (a)	644
32		UniFirst Corp.	1,405

			12,537

		Total Consumer Discretionary	59,869

		Consumer Staples — 2.8%
		Food & Staples Retailing — 0.7%
51		Andersons, Inc. (The)	1,792
18		Nash Finch Co.	488
51		Pantry, Inc. (The) (a)	793

			3,073

		Food Products — 1.5%
23		American Dairy, Inc., (China) (a)	649
55		B&G Foods, Inc., Class A	454
68		Chiquita Brands International, Inc. (a)	1,096
98		Fresh Del Monte Produce, Inc., (Cayman Islands) (a)	2,213
20		Sanderson Farms, Inc.	738
27		TreeHouse Foods, Inc. (a)	945

			6,095

		Household Products — 0.4%
145		Central Garden & Pet Co., Class A (a)	1,586

		Personal Products — 0.2%
70		American Oriental Bioengineering, Inc., (China) (a) (c)	339
69		Prestige Brands Holdings, Inc. (a)	488

			827

		Total Consumer Staples	11,581

		Energy — 4.4%
		Energy Equipment & Services — 1.5%
19		Bolt Technology Corp. (a)	235
74		Cal Dive International, Inc. (a)	727
49		Global Industries Ltd. (a)	464
88		Gulfmark Offshore, Inc. (a)	2,888
15		Lufkin Industries, Inc.	819
19		Matrix Service Co. (a)	206
107		Parker Drilling Co. (a)	586
19		T-3 Energy Services, Inc. (a)	374
21		TGC Industries, Inc. (a)	100

			6,399

		Oil, Gas & Consumable Fuels — 2.9%
5		Apco Oil and Gas International, Inc.	115
7		Clayton Williams Energy, Inc. (a)	205
89		Endeavour International Corp. (a)	107
220		EXCO Resources, Inc. (a)	4,114
6		FX Energy, Inc. (a)	19
24		Georesources, Inc. (a)	270
282		Gran Tierra Energy, Inc., (Canada) (a)	1,171
46		Gulfport Energy Corp. (a)	400
49		Knightsbridge Tankers Ltd., (Bermuda)	640
140		McMoRan Exploration Co. (a)	1,055
22		Penn Virginia Corp.	497
17		Toreador Resources Corp.	166
104		VAALCO Energy, Inc.	478
59		Western Refining, Inc. (a)	383
49		World Fuel Services Corp.	2,360

			11,980

		Total Energy	18,379

		Financials — 20.2%
		Capital Markets — 1.4%
12		Artio Global Investors, Inc. (a) (c)	303
108		Knight Capital Group, Inc., Class A (a)	2,338
24		Kohlberg Capital Corp.	142
125		MCG Capital Corp. (a)	522
25		optionsXpress Holdings, Inc.	427
93		Penson Worldwide, Inc. (a) (c)	904
23		Pzena Investment Management, Inc., Class A (a)	187
83		SWS Group, Inc.	1,192

			6,015

		Commercial Banks — 4.9%
67		1st United Bancorp, Inc. (a)	385
3		Alliance Financial Corp. (c)	73
5		Ameris Bancorp	36
4		BancFirst Corp.	162
33		Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	471
34		Central Pacific Financial Corp. (c)	85
35		City Holding Co.	1,049
13		Columbia Banking System, Inc.	210
49		Community Bank System, Inc.	886
14		Community Trust Bancorp, Inc.	378
45		CVB Financial Corp. (c)	338
35		East West Bancorp, Inc.	293
11		Farmers Capital Bank Corp.	200
128		First Bancorp (c)	390
16		First Bancorp	289
53		First Community Bancshares, Inc.	669
100		First Financial Bancorp	1,200
4		First South Bancorp, Inc. (c)	51
135		FNB Corp.	961
26		Glacier Bancorp, Inc.	389
57		Iberiabank Corp.	2,611
35		International Bancshares Corp. (c)	575
20		Lakeland Financial Corp.	405
2		Merchants Bancshares, Inc.	32
58		Nara Bancorp, Inc.	404
8		National Bankshares, Inc.	196
50		National Penn Bancshares, Inc.	304
20		NBT Bancorp, Inc.	442
7		Pacific Continental Corp.	76
8		Park National Corp. (c)	490
19		Peoples Bancorp, Inc.	253
23		Prosperity Bancshares, Inc.	797
6		Renasant Corp.	85
11		Republic Bancorp, Inc., Class A	210
14		Santander BanCorp (a)	135
7		Sierra Bancorp	86
10		Simmons First National Corp., Class A	285
15		Southside Bancshares, Inc.	328
21		Southwest Bancorp, Inc.	288
145		Sterling Bancshares, Inc.	1,063
11		TriCo Bancshares	174
18		Union Bankshares Corp.	218
49		Westamerica Bancorporation	2,538
27		Wilshire Bancorp, Inc.	194

			20,704

		Consumer Finance — 2.5%
58		Advance America Cash Advance Centers, Inc.	326
135		Cash America International, Inc.	4,060
116		Dollar Financial Corp. (a)	1,851
38		EZCORP, Inc., Class A (a)	519
20		First Cash Financial Services, Inc. (a)	341
70		Nelnet, Inc., Class A (a)	866
95		World Acceptance Corp. (a) (c)	2,397

			10,360

		Diversified Financial Services — 1.1%
12		Compass Diversified Holdings	126
61		Encore Capital Group, Inc. (a)	822
32		Financial Federal Corp.	780
144		PHH Corp. (a)	2,851

			4,579

		Insurance — 3.5%
273		American Equity Investment Life Holding Co.	1,919
27		American Physicians Capital, Inc.	775
7		American Safety Insurance Holdings Ltd., (Bermuda) (a)	115
27		Amerisafe, Inc. (a)	473
20		Argo Group International Holdings Ltd., (Bermuda) (a)	673
69		Aspen Insurance Holdings Ltd., (Bermuda)	1,818
71		Delphi Financial Group, Inc., Class A	1,616
58		Flagstone Reinsurance Holdings Ltd., (Bermuda)	659
14		Hallmark Financial Services (a)	114
16		Horace Mann Educators Corp.	224
104		Meadowbrook Insurance Group, Inc.	767
20		National Financial Partners Corp. (a)	171
1		Navigators Group, Inc. (a)	50
57		Platinum Underwriters Holdings Ltd., (Bermuda)	2,039
152		PMA Capital Corp., Class A (a)	867
52		Safety Insurance Group, Inc.	1,715
49		Selective Insurance Group	768

			14,763

		Real Estate Investment Trusts (REITs) — 5.5%
41		American Campus Communities, Inc.	1,098
133		Anthracite Capital, Inc. (a) (c)	140
33		Ashford Hospitality Trust, Inc. (a) (c)	113
80		Associated Estates Realty Corp.	768
15		BioMed Realty Trust, Inc.	204
43		Capstead Mortgage Corp.	591
31		Colonial Properties Trust	300
30		Cypress Sharpridge Investments, Inc.	427
267		DCT Industrial Trust, Inc.	1,362
114		Developers Diversified Realty Corp.	1,049
53		Education Realty Trust, Inc.	311
8		Equity Lifestyle Properties, Inc.	359
40		First Industrial Realty Trust, Inc.	210
80		Glimcher Realty Trust	293
16		Government Properties Income Trust (a)	384
55		Hersha Hospitality Trust	169
15		Home Properties, Inc.	625
8		Invesco Mortgage Capital, Inc. (a)	175
417		Lexington Realty Trust	2,126
342		MFA Financial, Inc.	2,722
14		Mission West Properties, Inc.	92
102		National Retail Properties, Inc.	2,199
136		NorthStar Realty Finance Corp. (c)	476
73		Omega Healthcare Investors, Inc.	1,173
28		Parkway Properties, Inc.	552
64		Pennsylvania Real Estate Investment Trust (c)	489
18		Pennymac Mortgage Investment Trust (a)	354
22		PS Business Parks, Inc.	1,144
21		RAIT Financial Trust	61
26		Ramco-Gershenson Properties Trust	228
127		Senior Housing Properties Trust	2,429
85		Strategic Hotels & Resorts, Inc. (a)	219
14		Sun Communities, Inc.	293

			23,135

		Real Estate Management & Development — 0.2%
36		Altisource Portfolio Solutions S.A., (Luxembourg) (a)	525
20		Forestar Group, Inc. (a)	337

			862

		Thrifts & Mortgage Finance — 1.1%
14		Berkshire Hills Bancorp, Inc.	298
66		First Niagara Financial Group, Inc.	817
16		OceanFirst Financial Corp.	186
188		Ocwen Financial Corp. (a)	2,124
62		Trustco Bank Corp.	384
22		WSFS Financial Corp.	583

			4,392

		Total Financials	84,810

		Health Care — 14.3%
		Biotechnology — 4.6%
35		Acorda Therapeutics, Inc. (a)	806
16		Alexion Pharmaceuticals, Inc. (a)	699
20		AMAG Pharmaceuticals, Inc. (a)	882
83		Anadys Pharmaceuticals, Inc. (a)	218
225		Ariad Pharmaceuticals, Inc. (a)	498
294		AVI BioPharma, Inc. (a) (c)	506
28		Chelsea Therapeutics International, Inc. (a) (c)	69
205		Cytokinetics, Inc. (a)	1,083
85		Halozyme Therapeutics, Inc. (a)	602
80		Human Genome Sciences, Inc. (a)	1,508
43		Idenix Pharmaceuticals, Inc. (a)	134
7		Idera Pharmaceuticals, Inc. (a)	53
88		Immunomedics, Inc. (a)	487
87		Incyte Corp. Ltd. (a) (c)	588
39		InterMune, Inc. (a)	620
70		Isis Pharmaceuticals, Inc. (a)	1,021
30		Maxygen, Inc. (a)	198
28		Medivation, Inc. (a)	760
39		Molecular Insight Pharmaceuticals, Inc. (a) (c)	217
63		Momenta Pharmaceuticals, Inc. (a)	668
29		Onyx Pharmaceuticals, Inc. (a)	875
15		OSI Pharmaceuticals, Inc. (a)	523
41		Pharmasset, Inc. (a)	860
27		Progenics Pharmaceuticals, Inc. (a)	139
77		Protalix BioTherapeutics, Inc., (Israel) (a)	632
29		Regeneron Pharmaceuticals, Inc. (a)	564
128		Rigel Pharmaceuticals, Inc. (a)	1,047
49		Savient Pharmaceuticals, Inc. (a)	742
66		Seattle Genetics, Inc. (a)	922
41		Theravance, Inc. (a)	605
12		United Therapeutics Corp. (a)	608

			19,134

		Health Care Equipment & Supplies — 3.3%
121		American Medical Systems Holdings, Inc. (a)	2,047
61		Cantel Medical Corp. (a)	911
51		Electro-Optical Sciences, Inc. (a)	485
–	(h)	EnteroMedics, Inc. (a) (c)	1
30		Greatbatch, Inc. (a)	663
2		Integra LifeSciences Holdings Corp. (a)	62
98		Invacare Corp.	2,181
74		Micrus Endovascular Corp. (a)	956
36		Orthofix International NV, (Netherlands Antilles) (a)	1,052
33		Sirona Dental Systems, Inc. (a)	976
96		STERIS Corp.	2,914
52		Thoratec Corp. (a)	1,568

			13,816

		Health Care Providers & Services — 4.2%
94		Alliance HealthCare Services, Inc. (a)	530
42		Allion Healthcare, Inc. (a)	247
27		Amedisys, Inc. (a) (c)	1,156
36		AMERIGROUP Corp. (a)	794
69		AMN Healthcare Services, Inc. (a)	653
61		Centene Corp. (a)	1,157
11		Emdeon, Inc., Class A (a)	181
21		Emergency Medical Services Corp., Class A (a)	953
72		Gentiva Health Services, Inc. (a)	1,793
72		Hanger Orthopedic Group, Inc. (a)	995
86		Healthsouth Corp. (a)	1,347
11		Healthspring, Inc. (a)	134
16		inVentiv Health, Inc. (a)	268
124		Nighthawk Radiology Holdings, Inc. (a)	897
49		Owens & Minor, Inc.	2,208
37		Providence Service Corp. (The) (a)	436
64		PSS World Medical, Inc. (a)	1,393
29		Psychiatric Solutions, Inc. (a)	773
37		Res-Care, Inc. (a)	519
19		Sun Healthcare Group, Inc. (a)	164
31		Triple-S Management Corp., (Puerto Rico), Class B (a)	515
15		US Physical Therapy, Inc. (a)	223
16		WellCare Health Plans, Inc. (a)	387

			17,723

		Health Care Technology — 0.5%
14		Computer Programs & Systems, Inc.	563
39		MedAssets, Inc. (a)	885
11		Medidata Solutions, Inc. (a)	170
52		Vital Images, Inc. (a)	645

			2,263

		Life Sciences Tools & Services — 0.3%
11		Enzo Biochem, Inc. (a)	79
48		eResearchTechnology, Inc. (a)	333
52		Exelixis, Inc. (a)	329
35		Kendle International, Inc. (a)	589

			1,330

		Pharmaceuticals — 1.4%
26		Auxilium Pharmaceuticals, Inc. (a)	886
50		Biodel, Inc. (a)	267
27		Cardiome Pharma Corp., (Canada) (a)	115
49		Cumberland Pharmaceuticals, Inc. (a)	790
56		Inspire Pharmaceuticals, Inc. (a)	293
40		MAP Pharmaceuticals, Inc. (a)	419
13		Optimer Pharmaceuticals, Inc. (a) (c)	172
22		Par Pharmaceutical Cos., Inc. (a)	480
12		Salix Pharmaceuticals Ltd. (a)	263
57		Sucampo Pharmaceuticals, Inc., Class A (a)	332
22		Valeant Pharmaceuticals International (a)	609
89		Vivus, Inc. (a)	934
19		XenoPort, Inc. (a)	410

			5,970

		Total Health Care	60,236

		Industrials — 17.2%
		Aerospace & Defense — 1.6%
20		Ceradyne, Inc. (a)	370
12		Curtiss-Wright Corp.	403
58		DigitalGlobe, Inc. (a)	1,286
101		DynCorp International, Inc., Class A (a)	1,816
51		Esterline Technologies Corp. (a)	1,984
12		HEICO Corp.	512
11		Triumph Group, Inc.	504

			6,875

		Air Freight & Logistics — 0.4%
21		Atlas Air Worldwide Holdings, Inc. (a)	674
49		Hub Group, Inc., Class A (a)	1,122

			1,796

		Airlines — 1.5%
421		Hawaiian Holdings, Inc. (a)	3,479
149		Republic Airways Holdings, Inc. (a)	1,386
80		SkyWest, Inc.	1,318

			6,183

		Building Products — 0.7%
107		Gibraltar Industries, Inc.	1,415
49		Insteel Industries, Inc.	579
23		NCI Building Systems, Inc. (a) (c)	73
51		Quanex Building Products Corp.	730
7		Trex Co., Inc. (a)	126

			2,923

		Commercial Services & Supplies — 3.0%
62		ACCO Brands Corp. (a)	448
55		ATC Technology Corp. (a)	1,095
264		Cenveo, Inc. (a)	1,823
21		Consolidated Graphics, Inc. (a)	534
208		Deluxe Corp.	3,562
27		Ennis, Inc.	442
60		GEO Group, Inc. (The) (a)	1,202
66		Herman Miller, Inc.	1,116
7		HNI Corp. (c)	175
109		Knoll, Inc.	1,134
10		Metalico, Inc. (a) (c)	41
19		United Stationers, Inc. (a)	890
1		Waste Connections, Inc. (a)	23

			12,485

		Construction & Engineering — 1.8%
141		Comfort Systems USA, Inc.	1,633
102		EMCOR Group, Inc. (a)	2,570
70		MasTec, Inc. (a)	849
5		Michael Baker Corp. (a)	171
18		Pike Electric Corp. (a)	210
99		Tutor Perini Corp. (a)	2,098

			7,531

		Electrical Equipment — 2.6%
20		A.O. Smith Corp.	758
10		A123 Systems, Inc. (a) (c)	222
57		Acuity Brands, Inc.	1,842
13		American Superconductor Corp. (a) (c)	426
15		Energy Conversion Devices, Inc. (a) (c)	175
9		EnerSys (a)	208
214		GrafTech International Ltd. (a)	3,152
13		GT Solar International, Inc. (a) (c)	76
20		Polypore International, Inc. (a)	257
81		Regal-Beloit Corp.	3,702

			10,818

		Machinery — 2.8%
53		Barnes Group, Inc.	906
15		Chart Industries, Inc. (a)	319
58		CIRCOR International, Inc.	1,642
66		Columbus McKinnon Corp. (a)	995
108		EnPro Industries, Inc. (a) (c)	2,478
160		Force Protection, Inc. (a)	875
8		LB Foster Co., Class A (a)	245
13		Middleby Corp. (a) (c)	699
9		SmartHeat, Inc. (a)	112
90		Wabtec Corp.	3,366
10		Watts Water Technologies, Inc., Class A	299

			11,936

		Marine — 0.3%
220		Horizon Lines, Inc., Class A	1,397

		Professional Services — 0.9%
12		COMSYS IT Partners, Inc. (a)	77
33		Heidrick & Struggles International, Inc.	770
106		Kforce, Inc. (a)	1,271
56		Korn/Ferry International (a)	817
59		TrueBlue, Inc. (a)	826

			3,761

		Road & Rail — 0.6%
52		Arkansas Best Corp.	1,569
55		Avis Budget Group, Inc. (a)	732
9		Marten Transport Ltd. (a)	145

			2,446

		Trading Companies & Distributors — 1.0%
142		Applied Industrial Technologies, Inc.	2,997
30		Beacon Roofing Supply, Inc. (a)	476
37		Interline Brands, Inc. (a)	625

			4,098

		Total Industrials	72,249

		Information Technology — 17.1%
		Communications Equipment — 2.9%
262		3Com Corp. (a)	1,372
196		Arris Group, Inc. (a)	2,543
41		Avocent Corp. (a)	831
58		Black Box Corp.	1,458
25		Blue Coat Systems, Inc. (a)	558
33		Comtech Telecommunications Corp. (a)	1,100
8		Digi International, Inc. (a)	64
2		Extreme Networks, Inc. (a)	5
65		Harmonic, Inc. (a)	435
37		Harris Stratex Networks, Inc., Class A (a)	260
28		NETGEAR, Inc. (a)	508
41		Plantronics, Inc.	1,107
36		Polycom, Inc. (a)	974
79		Symmetricom, Inc. (a)	411
43		Tekelec (a)	708

			12,334

		Computers & Peripherals — 0.4%
28		Adaptec, Inc. (a)	92
30		Imation Corp.	279
18		STEC, Inc. (a) (c)	523
28		Synaptics, Inc. (a) (c)	709

			1,603

		Electronic Equipment, Instruments & Components — 2.3%
34		Anixter International, Inc. (a)	1,352
52		Benchmark Electronics, Inc. (a)	934
107		Brightpoint, Inc. (a)	938
23		Checkpoint Systems, Inc. (a)	381
37		Insight Enterprises, Inc. (a)	449
26		Mercury Computer Systems, Inc. (a)	255
12		Multi-Fineline Electronix, Inc. (a)	339
39		Plexus Corp. (a)	1,033
77		RadiSys Corp. (a)	672
64		SYNNEX Corp. (a)	1,963
37		Technitrol, Inc.	339
74		TTM Technologies, Inc. (a)	850

			9,505

		Internet Software & Services — 0.9%
22		Art Technology Group, Inc. (a)	87
151		EarthLink, Inc.	1,269
12		LogMeIn, Inc. (a)	227
37		Perficient, Inc. (a)	304
182		United Online, Inc.	1,467
84		Web.com Group, Inc. (a)	594

			3,948

		IT Services — 2.6%
75		Acxiom Corp. (a)	710
33		CACI International, Inc., Class A (a)	1,579
154		CIBER, Inc. (a)	614
31		CSG Systems International, Inc. (a)	501
69		Cybersource Corp. (a)	1,149
33		Gartner, Inc. (a)	610
28		Global Cash Access Holdings, Inc. (a)	205
20		Hackett Group, Inc. (The) (a)	58
13		iGate Corp.	114
28		infoGROUP, Inc. (a)	195
20		ManTech International Corp., Class A (a)	924
11		NCI, Inc., Class A (a)	321
71		Perot Systems Corp., Class A (a)	2,094
22		TeleTech Holdings, Inc. (a)	380
192		Unisys Corp. (a)	514
37		Wright Express Corp. (a)	1,083

			11,051

		Semiconductors & Semiconductor Equipment — 4.1%
225		Amkor Technology, Inc. (a)	1,549
52		Applied Micro Circuits Corp. (a)	516
155		Cirrus Logic, Inc. (a)	859
5		DSP Group, Inc. (a)	42
13		Entegris, Inc. (a)	67
21		FEI Co. (a)	513
92		Kulicke & Soffa Industries, Inc. (a)	554
26		Lattice Semiconductor Corp. (a)	59
71		Micrel, Inc.	575
69		MIPS Technologies, Inc. (a)	258
24		MKS Instruments, Inc. (a)	471
35		Photronics, Inc. (a)	164
254		PMC-Sierra, Inc. (a)	2,432
480		RF Micro Devices, Inc. (a)	2,607
18		Semtech Corp. (a)	303
17		Sigma Designs, Inc. (a) (c)	250
357		Skyworks Solutions, Inc. (a)	4,724
28		Tessera Technologies, Inc. (a)	781
57		TriQuint Semiconductor, Inc. (a)	438

			17,162

		Software — 3.9%
6		Actuate Corp. (a)	32
20		Ariba, Inc. (a)	230
2		AsiaInfo Holdings, Inc., (China) (a)	48
229		Aspen Technology, Inc. (a)	2,340
6		Dynamics Research Corp. (a)	72
28		Epicor Software Corp. (a)	178
15		i2 Technologies, Inc. (a)	237
164		JDA Software Group, Inc. (a)	3,594
8		Net 1 UEPS Technologies, Inc., (South Africa) (a)	157
31		Netscout Systems, Inc. (a)	415
93		Parametric Technology Corp. (a)	1,285
8		Pegasystems, Inc.	266
34		Progress Software Corp. (a)	777
48		Quest Software, Inc. (a)	807
16		Rosetta Stone, Inc. (a) (c)	374
15		Rovi Corp. (a)	487
39		Smith Micro Software, Inc. (a)	477
25		SolarWinds, Inc. (a)	544
10		SPSS, Inc. (a)	479
86		Sybase, Inc. (a)	3,326

			16,125

		Total Information Technology	71,728

		Materials — 3.6%
		Chemicals — 1.8%
50		H.B. Fuller Co.	1,039
54		Innophos Holdings, Inc.	997
60		Koppers Holdings, Inc.	1,785
181		Omnova Solutions, Inc. (a)	1,173
156		PolyOne Corp. (a)	1,042
110		Spartech Corp.	1,184
22		W.R. Grace & Co. (a)	478

			7,698

		Construction Materials — 0.0% (g)
23		Headwaters, Inc. (a)	90

		Containers & Packaging — 1.6%
69		Myers Industries, Inc.	740
94		Rock-Tenn Co., Class A	4,424
28		Silgan Holdings, Inc.	1,476

			6,640

		Metals & Mining — 0.1%
2		Compass Minerals International, Inc.	148
37		Globe Specialty Metals, Inc. (a)	332

			480

		Paper & Forest Products — 0.1%
41		Buckeye Technologies, Inc. (a)	437

		Total Materials	15,345

		Telecommunication Services — 1.7%
		Diversified Telecommunication Services — 1.0%
456		Cincinnati Bell, Inc. (a)	1,595
44		Consolidated Communications Holdings, Inc.	700
221		Premiere Global Services, Inc. (a)	1,836

			4,131

		Wireless Telecommunication Services — 0.7%
102		Syniverse Holdings, Inc. (a)	1,787
268		Virgin Mobile USA, Inc., Class A (a)	1,341

			3,128

		Total Telecommunication Services	7,259

		Utilities — 2.6%
		Electric Utilities — 1.7%
104		El Paso Electric Co. (a)	1,836
16		MGE Energy, Inc.	573
83		Portland General Electric Co.	1,639
25		UniSource Energy Corp.	778
123		Westar Energy, Inc.	2,407

			7,233

		Gas Utilities — 0.8%
9		Chesapeake Utilities Corp.	266
51		New Jersey Resources Corp.	1,843
16		Northwest Natural Gas Co.	667
25		WGL Holdings, Inc.	818

			3,594

		Water Utilities — 0.1%
16		Consolidated Water Co., Inc., (Cayman Islands) (c)	261

		Total Utilities	11,088

		Total Common Stocks (Cost $407,233)	412,544

PRINCIPAL AMOUNT ($)

		U.S. Treasury Obligation — 0.5%
1,970		U.S. Treasury Note, 3.125%, 11/30/09 (k) (Cost $1,977)	1,979

SHARES

		Short-Term Investment — 1.8%
		Investment Company — 1.8%
7,418		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $7,418)	7,418

		Investment of Cash Collateral for Securities on Loan — 2.5%
		Investment Company — 2.5%
10,431		JPMorgan Prime Money Market Fund, Capital Shares 0.260% (b) (l) (Cost $10,431)	10,431

		Total Investments — 103.0% (Cost $427,059)	432,372
		Liabilities in Excess of Other Assets — (3.0)%	(12,512)

		NET ASSETS — 100.0%	$419,860

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding

117	E-mini Russell 2000	12/18/09	$7,055	$332

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$66,039
Aggregate gross unrealized depreciation	(60,726)

Net unrealized appreciation/depreciation	$5,313

Federal income tax cost of investments	$427,059

Small Cap Core Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$430,393	$1,979	—	$432,372
Appreciation in Other Financial Instruments *	$332	—	—	$332

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI)Level 2 consist of a U.S. Treasury Note that is held in futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 95.5%
	Consumer Discretionary — 14.1%
	Diversified Consumer Services — 1.7%
820	Brink’s Home Security Holdings, Inc. (a)	25,248

	Hotels, Restaurants & Leisure — 3.8%
731	Monarch Casino & Resort, Inc. (a)	7,868
1,006	Papa John’s International, Inc. (a)	24,725
416	Penn National Gaming, Inc. (a)	11,514
1,478	Shuffle Master, Inc. (a)	13,920

		58,027

	Household Durables — 2.5%
1,353	Jarden Corp.	37,991

	Internet & Catalog Retail — 0.5%
377	PetMed Express, Inc.	7,104

	Leisure Equipment & Products — 1.1%
739	Pool Corp.	16,423

	Media — 3.3%
1,455	Cinemark Holdings, Inc.	15,074
717	Interactive Data Corp.	18,802
329	Morningstar, Inc. (a)	15,996

		49,872

	Textiles, Apparel & Luxury Goods — 1.2%
265	Columbia Sportswear Co.	10,924
653	Iconix Brand Group, Inc. (a)	8,146

		19,070

	Total Consumer Discretionary	213,735

	Consumer Staples — 4.6%
	Beverages — 1.7%
697	Hansen Natural Corp. (a)	25,594

	Food & Staples Retailing — 1.3%
1,543	Winn-Dixie Stores, Inc. (a)	20,240

	Food Products — 1.6%
1,333	B&G Foods, Inc., Class A	10,915
136	J & J Snack Foods Corp.	5,877
1,206	Reddy Ice Holdings, Inc. (a)	6,558

		23,350

	Total Consumer Staples	69,184

	Energy — 4.5%
	Energy Equipment & Services — 2.2%
642	Exterran Holdings, Inc. (a)	15,250
178	FMC Technologies, Inc. (a)	9,285
531	Patterson-UTI Energy, Inc.	8,021

		32,556

	Oil, Gas & Consumable Fuels — 2.3%
517	Approach Resources, Inc. (a)	4,698
308	Concho Resources, Inc. (a)	11,184
600	St. Mary Land & Exploration Co.	19,484

		35,366

	Total Energy	67,922

	Financials — 18.2%
	Capital Markets — 5.5%
967	Calamos Asset Management, Inc., Class A	12,632
347	Evercore Partners, Inc., Class A	10,134
1,944	GLG Partners, Inc. (c)	7,835
1,642	HFF, Inc., Class A (a)	11,065
374	JMP Group, Inc.	3,610
348	KBW, Inc. (a) (c)	11,223
1,518	optionsXpress Holdings, Inc.	26,234

		82,733

	Commercial Banks — 2.2%
119	Eagle Bancorp, Inc. (a)	1,139
1,225	First Financial Bancorp	14,764
162	Iberiabank Corp.	7,371
1,555	Western Alliance Bancorp (a)	9,814

		33,088

	Insurance — 5.1%
147	American Physicians Capital, Inc.	4,226
963	eHealth, Inc. (a)	13,988
891	ProAssurance Corp. (a)	46,491
254	RLI Corp.	13,382

		78,087

	Real Estate Investment Trusts (REITs) — 3.4%
197	EastGroup Properties, Inc.	7,513
606	Franklin Street Properties Corp.	7,942
492	Mid-America Apartment Communities, Inc.	22,216
679	National Retail Properties, Inc.	14,584

		52,255

	Real Estate Management & Development — 0.7%
226	Jones Lang LaSalle, Inc.	10,691

	Thrifts & Mortgage Finance — 1.3%
1,175	First Niagara Financial Group, Inc.	14,491
552	Westfield Financial, Inc.	4,677

		19,168

	Total Financials	276,022

	Health Care — 13.9%
	Biotechnology — 1.5%
813	Myriad Genetics, Inc. (a)	22,277
162	Myriad Pharmaceuticals, Inc. (a)	947

		23,224

	Health Care Equipment & Supplies — 2.1%
393	IDEXX Laboratories, Inc. (a) (c)	19,629
807	Natus Medical, Inc. (a)	12,452

		32,081

	Health Care Providers & Services — 8.9%
480	AMN Healthcare Services, Inc. (a)	4,563
547	Catalyst Health Solutions, Inc. (a)	15,943
950	Coventry Health Care, Inc. (a)	18,957
456	MWI Veterinary Supply, Inc. (a)	18,217
1,400	PharMerica Corp. (a)	26,005
1,524	PSS World Medical, Inc. (a)	33,273
627	Psychiatric Solutions, Inc. (a)	16,792

		133,750

	Health Care Technology — 0.6%
824	Omnicell, Inc. (a)	9,180

	Pharmaceuticals — 0.8%
763	Cumberland Pharmaceuticals, Inc. (a)	12,345

	Total Health Care	210,580

	Industrials — 11.3%
	Aerospace & Defense — 2.8%
96	Alliant Techsystems, Inc. (a)	7,441
694	TransDigm Group, Inc. (a)	34,565

		42,006

	Air Freight & Logistics — 0.7%
462	Forward Air Corp.	10,691

	Commercial Services & Supplies — 2.6%
844	Herman Miller, Inc.	14,275
863	Waste Connections, Inc. (a)	24,895

		39,170

	Construction & Engineering — 0.9%
1,183	Comfort Systems USA, Inc.	13,716

	Machinery — 2.1%
310	Kaydon Corp.	10,049
491	RBC Bearings, Inc. (a)	11,466
464	Terex Corp. (a)	9,614

		31,129

	Professional Services — 1.2%
452	CoStar Group, Inc. (a)	18,633

	Road & Rail — 1.0%
271	Knight Transportation, Inc.	4,552
286	Landstar System, Inc.	10,897

		15,449

	Total Industrials	170,794

	Information Technology — 14.5%
	Electronic Equipment, Instruments & Components — 1.0%
368	Anixter International, Inc. (a)	14,744

	Internet Software & Services — 3.8%
2,855	Dice Holdings, Inc. (a)	18,728
1,692	Liquidity Services, Inc. (a)	17,458
1,538	Travelzoo, Inc. (a) (c)	21,727

		57,913

	Semiconductors & Semiconductor Equipment — 0.5%
324	Standard Microsystems Corp. (a)	7,526

	Software — 9.2%
1,610	Aspen Technology, Inc. (a)	16,420
560	Blackboard, Inc. (a)	21,141
1,613	Deltek, Inc. (a)	12,407
566	DemandTec, Inc. (a)	4,998
488	MICROS Systems, Inc. (a)	14,742
911	Monotype Imaging Holdings, Inc. (a)	7,660
850	NetSuite, Inc. (a) (c)	13,006
463	Nuance Communications, Inc. (a)	6,921
162	SolarWinds, Inc. (a)	3,578
644	Solera Holdings, Inc.	20,026
1,327	SuccessFactors, Inc. (a)	18,673

		139,572

	Total Information Technology	219,755

	Materials — 8.1%
	Chemicals —1.6%
184	Airgas, Inc.	8,917
368	Scotts Miracle-Gro Co. (The), Class A	15,800

		24,717

	Containers & Packaging — 5.0%
494	Aptargroup, Inc.	18,470
729	Crown Holdings, Inc. (a)	19,818
695	Silgan Holdings, Inc.	36,665

		74,953

	Metals & Mining — 1.5%
413	Commercial Metals Co.	7,397
247	Compass Minerals International, Inc.	15,214

		22,611

	Total Materials	122,281

	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 3.3%
1,043	Cbeyond, Inc. (a)	16,828
315	Neutral Tandem, Inc. (a)	7,173
1,439	NTELOS Holdings Corp.	25,417

	Total Telecommunication Services	49,418

	Utilities — 3.0%
	Gas Utilities — 1.7%
231	Atmos Energy Corp.	6,512
447	Northwest Natural Gas Co.	18,606

		25,118

	Multi-Utilities — 1.3%
841	NorthWestern Corp.	20,557

	Total Utilities	45,675

	Total Common Stocks (Cost $1,306,204)	1,445,366

	Short-Term Investment — 3.8%
	Investment Company — 3.8%
57,114	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (Cost $57,114)	57,114

	Investment of Cash Collateral for Securities on Loan — 3.0%
	Investment Company — 3.0%
45,674	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $45,674)	45,674
	Total Investments — 102.3% (Cost $1,408,992)	1,548,154
	Liabilities in Excess of Other Assets — (2.3)%	(34,714)

	NET ASSETS — 100.0%	$1,513,440

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$246,465
Aggregate gross unrealized depreciation	(107,303)

Net unrealized appreciation/depreciation	$139,162

Federal income tax cost of investments	$1,408,992

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

VAR — Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2009.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of September 30, 2009.

Small Cap Equity Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$1,548,154	$—	$—	$1,548,154

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies — 98.2% (b)
3,244,397	JPMorgan Core Bond Fund, Class R5 Shares	36,110,138
712,493	JPMorgan Disciplined Equity Fund, Institutional Class Shares	9,497,533
695,793	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	5,218,446
188,718	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	3,676,234
303,298	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	2,047,263
1,314,542	JPMorgan High Yield Fund, Class R5 Shares	9,793,340
392,693	JPMorgan International Equity Fund, Class R5 Shares	5,018,617
397,120	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	5,039,447
145,619	JPMorgan International Realty Fund, Class R5 Shares	1,450,370
165,342	JPMorgan Intrepid America Fund, Class R5 Shares	3,210,948
90,546	JPMorgan Intrepid International Fund, Institutional Class Shares	1,423,385
118,228	JPMorgan Intrepid Plus Fund, Select Class Shares	1,510,957
5,865,051	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220%, (l) (m)	5,865,051
863,033	JPMorgan Real Return Fund, Institutional Class Shares	7,965,793
248,789	JPMorgan Realty Income Fund, Class R5 Shares	1,709,181
47,894	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,412,397
68,281	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	570,146
38,984	JPMorgan Small Cap Value Fund, Class R5 Shares	565,270
314,959	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	5,401,550
207,297	JPMorgan U.S. Real Estate Fund, Class R5 Shares	2,311,365
160,066	JPMorgan Value Advantage Fund, Institutional Class Shares	2,356,165

	Total Investment Companies (Cost $104,620,588)	112,153,596

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligations — 1.2%
1,375,000	U.S. Treasury Note, 2.125% 01/31/10 (k) (m) (Cost $1,382,652)	1,383,915

	Total Investments — 99.4% (Cost $106,003,240)	113,537,511
	Other Assets in Excess of Liabilities — 0.6%	665,074

	NET ASSETS — 100.0%	$114,202,585

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
7	IBEX 35 Index	10/16/09	$1,201,301	$7,151
5	Hang Seng Index	10/29/09	674,028	(22,440)
7	Euro Bund	12/08/09	1,248,472	16,119
16	10 Year Australian Government Bond	12/15/09	1,472,978	(5,879)
3	FTSE MIB Index	12/18/09	514,119	7,184
15	E-mini Russell 2000	12/18/09	904,500	26,108
5	10 Year Canadian Government Bond	12/18/09	566,759	4,643
24	FTSE 100 Index	12/18/09	1,952,684	15,043
8	5 Year U.S. Treasury Note	12/31/09	928,750	6,040
	Short Futures Outstanding
(13)	Amsterdam Index	10/16/09	(1,187,070)	(3,778)
(1)	10 Year Japanese Government Bond	12/10/09	(1,552,275)	(7,218)
(6)	TOPIX	12/10/09	(608,255)	19,419
(55)	Dow Jones Euro STOXX 50 Index	12/18/09	(2,299,435)	(9,709)
(15)	E-mini S&P 500	12/18/09	(789,675)	(4,612)
(13)	10 Year U.S. Treasury Note	12/21/09	(1,538,266)	(16,286)

				$31,785

Allocation Of Investments *

Taxable Fixed Income Funds	52.0%
Domestic Equity Funds	23.5
International Equity Funds	13.3
Money Market Funds	5.2
Specialty Funds	4.8
U.S. Treasury Obligation	1.2

* Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	The rate shown is the current yield as of September 30, 2009.
(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,114,096
Aggregate gross unrealized depreciation	(3,579,825)

Net unrealized appreciation/depreciation	$7,534,271

Federal income tax cost of investments	$106,003,240

SmartRetirement 2010 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities#	$112,153,596	$1,383,915	$—	$113,537,511
Appreciation in Other Financial Instruments*	$101,707	$—	$—	$101,707
Depreciation in Other Financial Instruments*	$(69,922)	$—	$—	$(69,922)

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 99.0% (b)
5,728,906	JPMorgan Core Bond Fund, Class R5 Shares	63,762,722
1,501,505	JPMorgan Disciplined Equity Fund, Institutional Class Shares	20,015,062
1,127,267	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	8,454,506
447,709	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	8,721,378
982,739	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	6,633,490
2,135,726	JPMorgan High Yield Fund, Class R5 Shares	15,911,161
971,960	JPMorgan International Equity Fund, Class R5 Shares	12,421,654
972,863	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	12,345,627
331,741	JPMorgan International Realty Fund, Class R5 Shares	3,304,138
482,879	JPMorgan Intrepid America Fund, Class R5 Shares	9,377,504
236,507	JPMorgan Intrepid International Fund, Institutional Class Shares	3,717,887
295,993	JPMorgan Intrepid Plus Fund, Select Class Shares	3,782,797
4,322,448	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (l) (m)	4,322,448
528,321	JPMorgan Real Return Fund, Institutional Class Shares	4,876,401
706,192	JPMorgan Realty Income Fund, Class R5 Shares	4,851,538
112,001	JPMorgan Small Cap Equity Fund, Class R5 Shares	3,302,922
251,183	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	2,097,374
145,042	JPMorgan Small Cap Value Fund, Class R5 Shares	2,103,111
762,639	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	13,079,258
545,528	JPMorgan U.S. Real Estate Fund, Class R5 Shares	6,082,640
445,333	JPMorgan Value Advantage Fund, Institutional Class Shares	6,555,306

	Total Investment Companies (Cost $207,148,836)	215,718,924

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	U.S. Treasury Obligation – 1.1%
2,435,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (Cost $2,448,483)	2,450,789

	Total Investments — 100.1% (Cost $209,597,319)	218,169,713
	Liabilities in Excess of Other Assets — (0.1)%	(199,756)

	NET ASSETS — 100.0%	$217,969,957

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
12	IBEX 35 Index	10/16/09	$2,059,372	$11,941
7	Hang Seng Index	10/29/09	943,639	(31,625)
14	Euro Bund	12/08/09	2,496,943	32,238
28	10 Year Australian Government Bond	12/15/09	2,577,711	(10,290)
46	FTSE 100 Index	12/18/09	3,742,644	28,419
6	FTSE MIB Index	12/18/09	1,028,238	14,369
9	10 Year Canadian Government Bond	12/18/09	1,020,165	8,352
15	E-mini S&P 500	12/18/09	789,675	18,526
31	E-mini Russell 2000	12/18/09	1,869,300	58,104
34	5 Year U.S. Treasury Note	12/31/09	3,947,188	38,663

	Short Futures Outstanding
(24)	Amsterdam Index	10/16/09	(2,191,513)	(6,975)
(11)	TOPIX	12/10/09	(1,115,134)	35,558
(2)	10 Year Japanese Government Bond	12/10/09	(3,104,551)	(14,435)
(84)	Dow Jones Euro STOXX 50 Index	12/18/09	(3,511,864)	(14,627)
(24)	10 Year U.S. Treasury Note	12/21/09	(2,839,875)	(30,067)

				$138,151

Allocation Of Investments *

Taxable Fixed Income Funds	42.6%
Domestic Equity Funds	30.7
International Equity Funds	17.1
Specialty Funds	6.5
Money Market Funds	2.0
U.S. Treasury Obligation	1.1

* Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,591,430
Aggregate gross unrealized depreciation	(11,019,036)

Net unrealized appreciation/depreciation	$8,572,394

Federal income tax cost of investments	$209,597,319

SmartRetirement 2015 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities	$215,718,924	$2,450,789	$—	$218,169,713
Appreciation in Other Financial Instruments*	$246,170	$—	$—	$246,170
Depreciation in Other Financial Instruments*	$(108,019)	$—	$—	$(108,019)

# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for specifics of the portfolio holdings.

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 98.9% (b)
6,779,776	JPMorgan Core Bond Fund, Class R5 Shares	75,458,905
2,466,449	JPMorgan Disciplined Equity Fund, Institutional Class Shares	32,877,771
1,447,014	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	10,852,608
873,242	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	17,010,759
1,965,607	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	13,267,846
3,475,335	JPMorgan High Yield Fund, Class R5 Shares	25,891,248
1,781,057	JPMorgan International Equity Fund, Class R5 Shares	22,761,905
1,781,420	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	22,606,221
560,906	JPMorgan International Realty Fund, Class R5 Shares	5,586,623
871,725	JPMorgan Intrepid America Fund, Class R5 Shares	16,928,891
452,925	JPMorgan Intrepid International Fund, Institutional Class Shares	7,119,977
590,143	JPMorgan Intrepid Plus Fund, Select Class Shares	7,542,028
8,648,833	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (l) (m)	8,648,833
1,099,565	JPMorgan Realty Income Fund, Class R5 Shares	7,554,013
221,461	JPMorgan Small Cap Equity Fund, Class R5 Shares	6,530,889
429,758	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	3,588,481
224,219	JPMorgan Small Cap Value Fund, Class R5 Shares	3,251,175
1,424,591	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	24,431,729
867,242	JPMorgan U.S. Real Estate Fund, Class R5 Shares	9,669,745
961,657	JPMorgan Value Advantage Fund, Institutional Class Shares	14,155,590

	Total Investment Companies (Cost $313,143,989)	335,735,237

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation – 1.4%
4,935,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (m) (Cost $4,962,303)	4,966,998

	Total Investments — 100.3% (Cost $318,106,292)	340,702,235
	Liabilities in Excess of Other Assets — (0.3)%	(1,120,376)

	NET ASSETS — 100.0%	$339,581,859

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
30	IBEX 35 Index	10/16/09	$5,148,431	$30,288
21	Hang Seng Index	10/29/09	2,830,917	(94,532)
29	Euro Bund	12/08/09	5,172,240	66,787
73	10 Year Australian Government Bond	12/15/09	6,720,460	(26,826)
109	FTSE 100 Index	12/18/09	8,868,438	68,485
16	FTSE MIB Index	12/18/09	2,741,967	38,316
23	10 Year Canadian Government Bond	12/18/09	2,607,089	21,338
70	E-mini S&P 500	12/18/09	3,685,150	58,661
84	E-mini Russell 2000	12/18/09	5,065,200	142,534
38	5 Year U.S. Treasury Note	12/31/09	4,411,563	52,441

	Short Futures Outstanding
(55)	Amsterdam Index	10/16/09	(5,022,217)	(15,984)
(3)	10 Year Japanese Government Bond	12/10/09	(4,656,826)	(21,653)
(26)	TOPIX	12/10/09	(2,635,771)	82,982
(213)	Dow Jones Euro STOXX 50 Index	12/18/09	(8,905,085)	(37,283)
(53)	10 Year U.S. Treasury Note	12/21/09	(6,271,391)	(66,398)
(28)	5 Year U.S. Treasury Note	12/31/09	(3,250,625)	(27,532)

				$271,624

Allocation Of Investments *

Domestic Equity Funds	36.1%
Taxable Fixed Income Funds	32.9
International Equity Funds	20.4
Specialty Funds	6.6
Money Market Funds	2.5
Government	1.5

* Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$33,247,829
Aggregate gross unrealized depreciation	(10,651,886)

Net unrealized appreciation/depreciation	$22,595,943

Federal income tax cost of investments	$318,106,292

SmartRetirement 2020 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$335,735,237	$4,966,998	$—	$340,702,235
Appreciation in Other Financial Instruments*	$561,832	$—	$—	$561,832
Depreciation in Other Financial Instruments*	$(290,208)	$—	$—	$(290,208)

# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

* Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Investment Companies — 97.9% (b)
1,087,946	JPMorgan Core Bond Fund, Class R5 Shares	12,108,837
735,616	JPMorgan Disciplined Equity Fund, Institutional Class Shares	9,805,760
339,773	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	2,548,298
280,739	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	5,468,805
636,024	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	4,293,164
947,167	JPMorgan High Yield Fund, Class R5 Shares	7,056,395
547,254	JPMorgan International Equity Fund, Class R5 Shares	6,993,910
547,779	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	6,951,311
157,913	JPMorgan International Realty Fund, Class R5 Shares	1,572,810
264,103	JPMorgan Intrepid America Fund, Class R5 Shares	5,128,878
134,561	JPMorgan Intrepid International Fund, Institutional Class Shares	2,115,297
193,031	JPMorgan Intrepid Plus Fund, Select Class Shares	2,466,936
1,908,634	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (l) (m)	1,908,634
325,484	JPMorgan Realty Income Fund, Class R5 Shares	2,236,076
56,172	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,656,526
147,031	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	1,227,705
85,211	JPMorgan Small Cap Value Fund, Class R5 Shares	1,235,567
449,219	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	7,704,111
269,304	JPMorgan U.S. Real Estate Fund, Class R5 Shares	3,002,736
288,224	JPMorgan Value Advantage Fund, Institutional Class Shares	4,242,650

	Total Investment Companies (Cost $80,043,068)	89,724,406

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	U.S. Treasury Obligation — 1.8%
1,610,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (m) (Cost $1,619,429)	1,620,439

	Total Investments — 99.7% (Cost $81,662,497)	91,344,845
	Other Assets in Excess of Liabilities — 0.3%	297,504

	NET ASSETS — 100.0%	$91,642,349

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
11	IBEX 35 Index	10/16/09	$1,887,758	$11,019
7	Hang Seng Index	10/29/09	943,639	(22,709)
11	Euro Bund	12/08/09	1,961,884	25,334
26	10 Year Australian Government Bond	12/15/09	2,354,331	(6,999)
40	FTSE 100 Index	12/18/09	3,254,473	23,674
5	FTSE MIB Index	12/18/09	862,491	11,974
8	10 Year Canadian Government Bond	12/18/09	906,814	7,409
21	E-mini S&P 500	12/18/09	1,105,545	19,386
30	E-mini Russell 2000	12/18/09	1,809,000	57,982
15	5 Year U.S. Treasury Note	12/31/09	1,741,406	20,700

	Short Futures Outstanding
(20)	Amsterdam Index	10/16/09	(1,826,261)	(5,812)
(1)	10 Year Japanese Government Bond	12/10/09	(1,552,275)	(7,218)
(8)	TOPIX	12/10/09	(811,007)	25,259
(75)	Dow Jones Euro STOXX 50 Index	12/18/09	(3,135,593)	(13,230)
(19)	10 Year U.S. Treasury Note	12/21/09	(2,248,234)	(23,803)
(14)	5 Year U.S. Treasury Note	12/31/09	(1,625,313)	(22,211)

				$100,755

Allocation Of Investments *

Domestic Equity Funds	41.2%
Taxable Fixed Income Funds	23.8
International Equity Funds	23.6
Specialty Funds	7.5
Money Market Funds	2.1
U.S. Treasury Obligation	1.8

________________________________________
* Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,734,788
Aggregate gross unrealized depreciation	(52,440)

Net unrealized appreciation/depreciation	$9,682,348

Federal income tax cost of investments	$81,662,497

SmartRetirement 2025 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$89,724,406	$1,620,439	$—	$91,344,845
Appreciation in Other Financial Instruments *	$202,737	$—	$—	$202,737
Depreciation in Other Financial Instruments *	$(101,982)	$—	$—	$(101,982)

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 98.0% (b)
1,914,896	JPMorgan Core Bond Fund, Class R5 Shares	21,312,795
2,528,193	JPMorgan Disciplined Equity Fund, Institutional Class Shares	33,700,807
851,031	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	6,382,736
956,533	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	18,633,264
2,241,534	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	15,130,353
2,866,146	JPMorgan High Yield Fund, Class R5 Shares	21,352,788
1,977,268	JPMorgan International Equity Fund, Class R5 Shares	25,269,482
1,989,210	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	25,243,077
536,625	JPMorgan International Realty Fund, Class R5 Shares	5,344,780
939,657	JPMorgan Intrepid America Fund, Class R5 Shares	18,248,141
506,598	JPMorgan Intrepid International Fund, Institutional Class Shares	7,963,719
704,861	JPMorgan Intrepid Plus Fund, Select Class Shares	9,008,122
4,866,896	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (l) (m)	4,866,896
1,062,550	JPMorgan Realty Income Fund, Class R5 Shares	7,299,722
206,837	JPMorgan Small Cap Equity Fund, Class R5 Shares	6,099,619
557,259	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	4,653,110
315,256	JPMorgan Small Cap Value Fund, Class R5 Shares	4,571,207
1,566,037	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	26,857,541
861,221	JPMorgan U.S. Real Estate Fund, Class R5 Shares	9,602,619
1,041,677	JPMorgan Value Advantage Fund, Institutional Class Shares	15,333,487

	Total Investment Companies (Cost $271,788,077)	286,874,265

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligation – 1.9%
5,690,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (m) (Cost $5,722,189)	5,726,894

	Total Investments — 99.9% (Cost $277,510,266)	292,601,159
	Other Assets in Excess of Liabilities — 0.1%	243,800

	NET ASSETS — 100.0%	$292,844,959

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
34	IBEX 35 Index	10/16/09	$5,834,889	$34,347
21	Hang Seng Index	10/29/09	2,830,917	(94,532)
37	Euro Bund	12/08/09	6,599,065	85,218
80	10 Year Australian Government Bond	12/15/09	7,364,888	(29,399)
119	FTSE 100 Index	12/18/09	9,682,056	73,894
17	FTSE MIB Index	12/18/09	2,913,340	40,711
25	10 Year Canadian Government Bond	12/18/09	2,833,792	23,197
91	E-mini S&P 500	12/18/09	4,790,695	82,677
102	E-mini Russell 2000	12/18/09	6,150,600	178,705
40	5 Year U.S. Treasury Note	12/31/09	$4,643,750	$55,200
	Short Futures Outstanding
(65)	Amsterdam Index	10/16/09	(5,935,348)	(18,890)
(4)	10 Year Japanese Government Bond	12/10/09	(6,209,101)	(28,871)
(28)	TOPIX	12/10/09	(2,838,523)	88,878
(240)	Dow Jones Euro STOXX 50 Index	12/18/09	(10,033,898)	(42,328)
(61)	10 Year U.S. Treasury Note	12/21/09	(7,218,016)	(76,421)
(57)	5 Year U.S. Treasury Note	12/31/09	(6,617,344)	(65,972)

				$306,414

Allocation Of Investments *

Domestic Equity Funds	45.6%
International Equity Funds	26.3
Taxable Fixed Income Funds	16.8
Specialty Funds	7.6
U.S. Treasury Obligation	2.0
Money Market Funds	1.7

* Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,909,138
Aggregate gross unrealized depreciation	(15,818,245)

Net unrealized appreciation/depreciation	$15,090,893

Federal income tax cost of investments	$277,510,266

SmartRetirement 2030 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$286,874,265	$5,726,894	$—	$292,601,159
Appreciation in Other Financial Instruments*	$662,827	$—	$—	$662,827
Depreciation in Other Financial Instruments*	$(356,413)	$—	$—	$(356,413)

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Investment Companies — 97.7% (b)
201,448	JPMorgan Core Bond Fund, Class R5 Shares	2,242,119
585,853	JPMorgan Disciplined Equity Fund, Institutional Class Shares	7,809,417
173,628	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	1,302,210
230,918	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	4,498,287
534,185	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	3,605,749
622,790	JPMorgan High Yield Fund, Class R5 Shares	4,639,782
467,774	JPMorgan International Equity Fund, Class R5 Shares	5,978,154
470,927	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	5,976,068
129,526	JPMorgan International Realty Fund, Class R5 Shares	1,290,083
232,676	JPMorgan Intrepid America Fund, Class R5 Shares	4,518,571
121,457	JPMorgan Intrepid International Fund, Institutional Class Shares	1,909,298
166,752	JPMorgan Intrepid Plus Fund, Select Class Shares	2,131,096
911,952	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (l) (m)	911,952
255,377	JPMorgan Realty Income Fund, Class R5 Shares	1,754,438
50,817	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,498,584
137,176	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	1,145,421
79,268	JPMorgan Small Cap Value Fund, Class R5 Shares	1,149,389
382,136	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	6,553,641
215,846	JPMorgan U.S. Real Estate Fund, Class R5 Shares	2,406,683
250,961	JPMorgan Value Advantage Fund, Institutional Class Shares	3,694,140

	Total Investment Companies (Cost $58,033,110)	65,015,082

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	U.S. Treasury Obligation — 1.9%
1,240,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (m) (Cost $1,247,234)	1,248,040

	Total Investments — 99.6% (Cost $59,280,344)	66,263,122
	Other Assets in Excess of Liabilities — 0.4%	279,866

	NET ASSETS — 100.0%	$66,542,988

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
8	IBEX 35 Index	10/16/09	$1,372,915	$8,089
5	Hang Seng Index	10/29/09	674,028	(22,440)
8	Euro Bund	12/08/09	1,426,825	18,430
19	10 Year Australian Government Bond	12/15/09	1,749,161	(5,522)
29	FTSE 100 Index	12/18/09	2,359,493	16,970
4	FTSE MIB Index	12/18/09	685,492	9,579
6	10 Year Canadian Government Bond	12/18/09	680,110	5,559
15	E-mini S&P 500	12/18/09	789,675	15,713
23	E-mini Russell 2000	12/18/09	1,386,900	40,154
6	5 Year U.S. Treasury Note	12/31/09	$696,562	$8,280
	Short Futures Outstanding
(14)	Amsterdam Index	10/16/09	(1,278,383)	(4,069)
(1)	10 Year Japanese Government Bond	12/10/09	(1,552,275)	(7,218)
(6)	TOPIX	12/10/09	(608,255)	18,885
(58)	Dow Jones Euro STOXX 50 Index	12/18/09	(2,424,859)	(10,233)
(14)	10 Year U.S. Treasury Note	12/21/09	(1,656,594)	(17,539)
(11)	5 Year U.S. Treasury Note	12/31/09	(1,277,031)	(16,851)

				$57,787

Allocation Of Investments *

Domestic Equity Funds	48.4%
International Equity Funds	27.7
Taxable Fixed Income Funds	12.4
Specialty Funds	8.2
U.S. Treasury Obligation	1.9
Money Market Funds	1.4

* Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,971,337
Aggregate gross unrealized depreciation	(988,559)

Net unrealized appreciation/depreciation	$6,982,778

Federal income tax cost of investments	$59,280,344

SmartRetirement 2035 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$65,015,082	$1,248,040	$—	$66,263,122
Appreciation in Other Financial Instruments *	$141,659	$—	$—	$141,659
Depreciation in Other Financial Instruments *	$(83,872)	$—	$—	$(83,872)

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 98.1% (b)
686,946	JPMorgan Core Bond Fund, Class R5 Shares	7,645,714
1,848,978	JPMorgan Disciplined Equity Fund, Institutional Class Shares	24,646,880
508,819	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	3,816,140
736,814	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	14,353,128
1,700,582	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	11,478,929
1,964,298	JPMorgan High Yield Fund, Class R5 Shares	14,634,018
1,501,184	JPMorgan International Equity Fund, Class R5 Shares	19,185,130
1,508,153	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	19,138,461
444,329	JPMorgan International Realty Fund, Class R5 Shares	4,425,522
744,448	JPMorgan Intrepid America Fund, Class R5 Shares	14,457,177
408,148	JPMorgan Intrepid International Fund, Institutional Class Shares	6,416,093
535,298	JPMorgan Intrepid Plus Fund, Select Class Shares	6,841,106
4,110,749	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (l) (m)	4,110,749
745,925	JPMorgan Realty Income Fund, Class R5 Shares	5,124,501
162,195	JPMorgan Small Cap Equity Fund, Class R5 Shares	4,783,120
454,561	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	3,795,586
252,360	JPMorgan Small Cap Value Fund, Class R5 Shares	3,659,213
1,206,489	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	20,691,285
657,871	JPMorgan U.S. Real Estate Fund, Class R5 Shares	7,335,265
760,300	JPMorgan Value Advantage Fund, Institutional Class Shares	11,191,618

	Total Investment Companies (Cost $196,330,195)	207,729,635

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Obligation – 1.9%
3,985,000	U.S. Treasury Note, 2.125%, 01/31/10 (k)(m) (Cost $4,007,185)	4,010,839

	Total Investments — 100.0% (Cost $200,337,380)	211,740,474
	Liabilities in Excess of Other Assets — 0.0%	(87,359)

	NET ASSETS — 100.0%	$211,653,115

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
24	IBEX 35 Index	10/16/09	$4,146,208	$24,118
15	Hang Seng Index	10/29/09	2,021,950	(67,500)
26	Euro Bund	12/08/09	4,671,633	59,884
58	10 Year Australian Government Bond	12/15/09	5,219,705	(21,314)
87	FTSE 100 Index	12/18/09	7,309,395	54,150
12	FTSE MIB Index	12/18/09	2,069,978	28,737
18	10 Year Canadian Government Bond	12/18/09	2,023,922	16,695
70	E-mini S&P 500	12/18/09	3,685,150	62,064
73	E-mini Russell 2000	12/18/09	4,401,900	120,891
25	5 Year U.S. Treasury Note	12/31/09	2,902,344	34,500

	Short Futures Outstanding
(47)	Amsterdam Index	10/16/09	(4,320,112)	(13,659)
(3)	10 Year Japanese Government Bond	12/10/09	(4,540,193)	(21,653)
(19)	TOPIX	12/10/09	(1,875,466)	60,523
(169)	Dow Jones Euro STOXX 50 Index	12/18/09	(7,112,476)	(29,817)
(44)	10 Year U.S. Treasury Note	12/21/09	(5,206,438)	(55,123)
(40)	5 Year U.S. Treasury Note	12/31/09	(4,643,750)	(51,362)

				$201,134

Allocation Of Investments *

Domestic Equity Funds	47.9%
International Equity Funds	27.9
Taxable Fixed Income Funds	12.3
Specialty Funds	8.0
Money Market Funds	2.0
U.S. Treasury Obligation	1.9

* Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,246,502
Aggregate gross unrealized depreciation	(11,843,408)

Net unrealized appreciation/depreciation	$11,403,094

Federal income tax cost of investments	$200,337,380

SmartRetirement 2040 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$207,729,635	$4,010,839	$—	$211,740,474
Appreciation in Other Financial Instruments*	$461,562	$—	$—	$461,562
Depreciation in Other Financial Instruments*	$(260,428)	$—	$—	$(260,428)

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Investment Companies — 97.8% (b)
74,747	JPMorgan Core Bond Fund, Class R5 Shares	831,932
213,640	JPMorgan Disciplined Equity Fund, Institutional Class Shares	2,847,819
62,843	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	471,324
84,933	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	1,654,495
192,012	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	1,296,078
228,581	JPMorgan High Yield Fund, Class R5 Shares	1,702,927
170,603	JPMorgan International Equity Fund, Class R5 Shares	2,180,311
168,972	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	2,144,256
46,931	JPMorgan International Realty Fund, Class R5 Shares	467,435
87,556	JPMorgan Intrepid America Fund, Class R5 Shares	1,700,329
44,233	JPMorgan Intrepid International Fund, Institutional Class Shares	695,350
63,274	JPMorgan Intrepid Plus Fund, Select Class Shares	808,642
491,798	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220%, (l) (m)	491,798
88,243	JPMorgan Realty Income Fund, Class R5 Shares	606,229
18,648	JPMorgan Small Cap Equity Fund, Class R5 Shares	549,916
50,062	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	418,021
28,773	JPMorgan Small Cap Value Fund, Class R5 Shares	417,211
138,500	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	2,375,278
78,765	JPMorgan U.S. Real Estate Fund, Class R5 Shares	878,226
90,512	JPMorgan Value Advantage Fund, Institutional Class Shares	1,332,332

	Total Investment Companies (Cost $20,584,316)	23,869,909

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	U.S. Treasury Obligation — 1.9%
475,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (m) (Cost $477,856)	478,080

	Total Investments — 99.7%
	(Cost $21,062,172)	24,347,989
	Other Assets in Excess of Liabilities — 0.3%	67,626

	NET ASSETS — 100.0%	$24,415,615

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
3	IBEX 35 Index	10/16/09	$514,843	$2,974
2	Hang Seng Index	10/29/09	269,611	(8,662)
3	Euro Bund	12/08/09	535,059	6,904
7	10 Year Australian Government Bond	12/15/09	644,428	(1,842)
10	FTSE 100 Index	12/18/09	813,618	6,350
1	FTSE MIB Index	12/18/09	171,373	2,395
7	E-mini S&P 500	12/18/09	368,515	4,468
8	E-mini Russell 2000	12/18/09	482,400	14,210
6	5 Year U.S. Treasury Note	12/31/09	696,563	6,897

	Short Futures Outstanding
(5)	Amsterdam Index	10/16/09	(456,565)	(1,453)
(2)	TOPIX	12/10/09	(202,752)	6,375
(17)	Dow Jones Euro STOXX 50 Index	12/18/09	(710,734)	(2,967)
(5)	10 Year U.S. Treasury Note	12/21/09	(591,641)	(6,264)
(8)	5 Year U.S. Treasury Note	12/31/09	(928,750)	(7,773)

				$21,612

Allocation Of Investments *

Domestic Equity Funds	48.3%
International Equity Funds	27.4
Taxable Fixed Income Funds	12.3
Specialty Funds	8.0
U.S. Treasury Obligation	2.0
Money Market Funds	2.0

* Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,285,817
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$3,285,817

Federal income tax cost of investments	$21,062,172

SmartRetirement 2045 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$23,869,909	$478,080	$—	$24,347,989
Appreciation in Other Financial Instruments *	$50,573	$—	$—	$50,573
Depreciation in Other Financial Instruments *	$(28,961)	$—	$—	$(28,961)

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 97.6% (b)
50,932	JPMorgan Core Bond Fund, Class R5 Shares	566,877
151,684	JPMorgan Disciplined Equity Fund, Institutional Class Shares	2,021,949
45,203	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	339,021
58,844	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (m)	1,146,280
137,309	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	926,836
165,713	JPMorgan High Yield Fund, Class R5 Shares	1,234,563
125,945	JPMorgan International Equity Fund, Class R5 Shares	1,609,576
127,588	JPMorgan International Opportunities Fund, Institutional Class Shares (m)	1,619,094
35,438	JPMorgan International Realty Fund, Class R5 Shares	352,958
59,228	JPMorgan Intrepid America Fund, Class R5 Shares	1,150,201
33,022	JPMorgan Intrepid International Fund, Institutional Class Shares	519,102
42,629	JPMorgan Intrepid Plus Fund, Select Class Shares	544,803
452,709	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (l) (m)	452,709
64,090	JPMorgan Realty Income Fund, Class R5 Shares	440,297
14,185	JPMorgan Small Cap Equity Fund, Class R5 Shares	418,310
35,584	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	297,122
20,105	JPMorgan Small Cap Value Fund, Class R5 Shares	291,528
101,345	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	1,738,070
55,347	JPMorgan U.S. Real Estate Fund, Class R5 Shares	617,114
61,604	JPMorgan Value Advantage Fund, Institutional Class Shares	906,817

	Total Investment Companies (Cost $14,281,815)	17,193,227

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

	U.S. Treasury Obligation – 2.1%
375,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (m) (Cost $377,240)	377,431

	Total Investments — 99.7% (Cost $14,659,055)	17,570,658
	Other Assets in Excess of Liabilities — 0.3%	53,020

	NET ASSETS — 100.0%	$17,623,678

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
2	IBEX 35 Index	10/16/09	$343,229	$2,022
1	Hang Seng Index	10/29/09	134,806	(4,515)
2	Euro Bund	12/08/09	356,706	4,608
5	10 Year Australian Government Bond	12/15/09	460,305	(1,472)
7	FTSE 100 Index	12/18/09	569,533	4,346
1	FTSE MIB Index	12/18/09	171,373	2,395
9	E-mini S&P 500	12/18/09	473,805	2,475
6	E-mini Russell 2000	12/18/09	361,800	10,045
4	5 Year U.S. Treasury Note	12/31/09	464,375	5,520

	Short Futures Outstanding
(4)	Amsterdam Index	10/16/09	(365,252)	(1,163)
(2)	TOPIX	12/10/09	(202,752)	6,375
(13)	Dow Jones Euro STOXX 50 Index	12/18/09	(543,503)	(2,293)
(3)	10 Year U.S. Treasury Note	12/21/09	(354,984)	(3,758)
(6)	5 Year U.S. Treasury Note	12/31/09	(696,563)	(6,118)

				$18,467

Allocation Of Investments *

Domestic Equity Funds	47.3%
International Equity Funds	27.9
Taxable Fixed Income Funds	12.1
Specialty Funds	8.0
Money Market Funds	2.6
U.S. Treasury Obligation	2.1

*	Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation.	$2,911,603
Aggregate gross unrealized depreciation.	—

Net unrealized appreciation/depreciation	$2,911,603

Federal income tax cost of investments.	$14,659,055

SmartRetirement 2050 Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities#	$17,193,227	$377,431	$—	$17,570,658
Appreciation in Other Financial Instruments*	$37,786	$—	$—	$37,786
Depreciation in Other Financial Instruments*	$(19,319)	$—	$—	$(19,319)

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Investment Companies – 98.8% (b)
3,812,725	JPMorgan Core Bond Fund, Class R5 Shares	42,435,626
739,604	JPMorgan Disciplined Equity Fund, Institutional Class Shares	9,858,928
787,173	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	5,903,798
187,005	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	3,642,858
226,857	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	1,531,282
1,570,903	JPMorgan High Yield Fund, Class R5 Shares	11,703,227
364,752	JPMorgan International Equity Fund, Class R5 Shares	4,661,525
352,502	JPMorgan International Opportunities Fund, Institutional Class Shares	4,473,248
144,692	JPMorgan International Realty Fund, Class R5 Shares	1,441,131
128,367	JPMorgan Intrepid America Fund, Class R5 Shares	2,492,879
82,900	JPMorgan Intrepid International Fund, Institutional Class Shares	1,303,191
103,170	JPMorgan Intrepid Plus Fund, Select Class Shares	1,318,507
11,439,943	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (l) (m)	11,439,943
1,411,065	JPMorgan Real Return Fund, Institutional Class Shares	13,024,128
244,086	JPMorgan Realty Income Fund, Class R5 Shares	1,676,869
65,158	JPMorgan Small Cap Equity Fund, Class R5 Shares	1,921,523
78,023	JPMorgan Small Cap Growth Fund, Institutional Class Shares (a)	651,495
38,728	JPMorgan Small Cap Value Fund, Class R5 Shares	561,560
253,819	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares	4,352,997
189,843	JPMorgan U.S. Real Estate Fund, Class R5 Shares	2,116,744
119,724	JPMorgan Value Advantage Fund, Institutional Class Shares	1,762,330

	Total Investment Companies (Cost $119,350,764)	128,273,789

PRINCIPAL AMOUNT ($)

	U.S. Treasury Obligations – 1.0%
1,355,000	U.S. Treasury Note, 2.125%, 01/31/10 (k) (m) (Cost $1,362,809)	1,363,786

	Total Investments — 99.8% (Cost $120,713,573)	129,637,575
	Other Assets in Excess of Liabilities — 0.2%	239,958

	NET ASSETS — 100.0%	$129,877,533

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
8	IBEX 35 Index	10/16/09	$1,372,915	$7,941
5	Hang Seng Index	10/29/09	674,028	(22,621)
8	Euro Bund	12/08/09	1,426,825	18,430
17	10 Year Australian Government Bond	12/15/09	1,565,039	(6,247)
26	FTSE 100 Index	12/18/09	2,115,407	15,735
4	FTSE MIB Index	12/18/09	685,491	9,579
6	10 Year Canadian Government Bond	12/18/09	680,110	8,662
17	E-mini S&P 500	12/18/09	$894,965	$(3,864)
	Short Futures Outstanding
(14)	Amsterdam Index	10/16/09	(1,278,382)	(4,069)
(1)	10 Year Japanese Government Bond	12/10/09	(1,552,275)	(7,218)
(6)	TOPIX	12/10/09	(608,255)	19,714
(59)	Dow Jones Euro STOXX 50 Index	12/18/09	(2,466,667)	(10,398)
(14)	10 Year U.S. Treasury Note	12/21/09	(1,656,594)	(17,539)
(7)	5 Year U.S. Treasury Note	12/31/09	(812,656)	(1,059)

				$7,046

Allocation Of Investments *

Taxable Fixed Income Funds	56.3%
Domestic Equity Funds	18.9
International Equity Funds	10.9
Money Market Funds	8.8
Specialty Funds	4.0
U.S. Treasury Obligations	1.1

*	Percentages indicated are based upon total investments as of September 30, 2009. The Fund’s composition is subject to change.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for future contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,511,040
Aggregate gross unrealized depreciation	(2,587,038)

Net unrealized appreciation/depreciation	$8,924,002

Federal income tax cost of investments	$120,713,573

SmartRetirement Income Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities	$128,273,789	$1,363,786	$—	$129,637,575
Appreciation in Other Financial Instruments*	$80,061	$—	$—	$80,061
Depreciation in Other Financial Instruments*	$(73,015)	$—	$—	$(73,015)

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Strategic Small Cap Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Common Stocks — 98.9%
		Consumer Discretionary — 11.6%
		Auto Components — 0.9%
3		Gentex Corp.	38

		Automobiles — 1.6%
2		Thor Industries, Inc.	72

		Hotels, Restaurants & Leisure — 0.5%
1		Jack in the Box, Inc. (a)	24

		Household Durables — 4.6%
4		Jarden Corp.	99
3		KB Home	41
2		Tupperware Brands Corp.	66

			206

		Leisure Equipment & Products —1.4%
4		Brunswick Corp.	53
2		Eastman Kodak Co.	11

			64

		Multiline Retail — 0.4%
2		Fred’s, Inc., Class A	19

		Specialty Retail — 1.1%
13		Blockbuster, Inc., Class A (a)	13
3		Hot Topic, Inc. (a)	21
1		Rent-A-Center, Inc. (a)	16

			50

		Textiles, Apparel & Luxury Goods — 1.1%
3		Jones Apparel Group, Inc.	51

		Total Consumer Discretionary	524

		Consumer Staples — 2.0%
		Food & Staples Retailing — 0.8%
1		Casey's General Stores, Inc.	21
1		Ruddick Corp.	14

			35

		Food Products — 1.2%
1		Ralcorp Holdings, Inc. (a)	55

		Total Consumer Staples	90

		Energy— 6.0%
		Energy Equipment & Services — 1.7%
5		Helix Energy Solutions Group, Inc. (a)	77

		Oil, Gas & Consumable Fuels — 4.3%
2		Comstock Resources, Inc. (a)	66
5		Forest Oil Corp. (a)	89
2		Goodrich Petroleum Corp. (a)	42

			197

		Total Energy	274

		Financials — 35.1%
		Capital Markets — 4.4%
3		Calamos Asset Management, Inc., Class A	41
11		PennantPark Investment Corp.	86
9		Pzena Investment Management, Inc., Class A (a)	72

			199

		Commercial Banks — 9.0%
8		Bancorp, Inc. (The) (a)	44
9		Cardinal Financial Corp.	72
4		East West Bancorp, Inc.	30
1		Iberiabank Corp.	56
2		SCBT Financial Corp.	60
4		Texas Capital Bancshares, Inc. (a)	66
3		Wintrust Financial Corp.	76

			404

		Consumer Finance — 0.5%
1		First Cash Financial Services, Inc. (a)	21

		Diversified Financial Services — 1.7%
9		Marlin Business Services Corp. (a)	75

		Insurance — 7.0%
3		American Physicians Service Group, Inc.	61
2		Aspen Insurance Holdings Ltd., (Bermuda)	63
2		Hanover Insurance Group, Inc. (The)	62
2		Max Capital Group Ltd., (Bermuda)	43
12		Meadowbrook Insurance Group, Inc.	86

			315

		Real Estate Investment Trusts (REITs) — 9.9%
6		Associated Estates Realty Corp.	55
4		Brandywine Realty Trust	41
2		CBL & Associates Properties, Inc.	24
2		DuPont Fabros Technology, Inc. (a)	28
1		Equity Lifestyle Properties, Inc.	42
–	(h)	Essex Property Trust, Inc.	38
5		MFA Financial, Inc.	43
2		National Retail Properties, Inc.	53
2		Senior Housing Properties Trust	42
2		Tanger Factory Outlet Centers	83

			449

		Real Estate Management & Development — 0.5%
2		Altisource Portfolio Solutions S.A., (Luxembourg) (a)	23

		Thrifts & Mortgage Finance — 2.1%
5		First Niagara Financial Group, Inc.	63
1		WSFS Financial Corp.	34

			97

		Total Financials	1,583

		Health Care — 4.6%
		Biotechnology — 0.5%
2		Theravance, Inc. (a)	23

		Health Care Providers & Services — 4.1%
2		Centene Corp. (a)	31
2		Emergency Medical Services Corp., Class A (a)	85
3		Kindred Healthcare, Inc. (a)	44
3		Sun Healthcare Group, Inc. (a)	24

			184

		Total Health Care	207

		Industrials — 18.3%
		Aerospace & Defense — 2.9%
3		AAR Corp. (a)	77
1		HEICO Corp.	53

			130

		Airlines — 1.4%
2		Alaska Air Group, Inc. (a)	63

		Building Products — 1.8%
28		PGT, Inc. (a)	79

		Commercial Services & Supplies — 1.2%
8		Cenveo, Inc. (a)	55

		Electrical Equipment — 2.5%
3		EnerSys (a)	62
1		General Cable Corp. (a)	50

			112

		Machinery — 4.9%
2		Kennametal, Inc.	56
3		Oshkosh Corp.	99
7		Titan International, Inc.	64

			219

		Professional Services — 0.9%
2		Robert Half International, Inc.	40

		Road & Rail — 1.3%
2		Old Dominion Freight Line, Inc. (a)	61

		Trading Companies & Distributors — 1.4%
2		GATX Corp.	65

		Total Industrials	824

		Information Technology — 10.0%
		Communications Equipment — 3.0%
3		CommScope, Inc. (a)	81
3		Tekelec (a)	55

			136

		Internet Software & Services — 2.7%
1		Digital River, Inc. (a)	59
5		Switch & Data Facilities Co., Inc. (a)	65

			124

		IT Services — 1.5%
5		RightNow Technologies, Inc. (a)	65

		Semiconductors & Semiconductor Equipment — 1.5%
3		FormFactor, Inc. (a)	68

		Software — 1.3%
9		Lawson Software, Inc. (a)	58

		Total Information Technology	451

		Materials — 4.8%
		Containers & Packaging — 1.4%
1		Silgan Holdings, Inc.	65

		Metals & Mining — 3.4%
3		Century Aluminum Co. (a)	27
4		Commercial Metals Co.	78
5		Titanium Metals Corp.	46

			151

		Total Materials	216

		Telecommunication Services — 2.8%
		Diversified Telecommunication Services — 2.8%
14		Alaska Communications Systems Group, Inc.	125

		Utilities — 3.7%
		Electric Utilities — 1.9%
3		Allete, Inc.	85

		Gas Utilities — 1.8%
3		Atmos Energy Corp.	84

		Total Utilities	169

		Total Common Stocks (Cost $3,342)	4,463

		Short-Term Investment — 1.5%
		Investment Company — 1.5%
69		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $69)	69

		Total Investments — 100.4% (Cost $3,411)	4,532
		Liabilities in Excess of Other Assets — (0.4)%	(19)

		NET ASSETS — 100.0%	$4,513

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(h)	Amount rounds to less than one thousand (shares or dollars).

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,177
Aggregate gross unrealized depreciation	(56)

Net unrealized appreciation/depreciation	$1,121

Federal income tax cost of investments	$3,411

Strategic Small Cap Value Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities	$4,532	$—	$—	$4,532

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Common Stocks — 96.4%
		Consumer Discretionary — 8.6%
		Auto Components — 0.7%
529		Johnson Controls, Inc. (c)	13,522

		Diversified Consumer Services — 0.2%
31		ITT Educational Services, Inc. (a) (c)	3,376

		Hotels, Restaurants & Leisure — 1.4%
68		Darden Restaurants, Inc.	2,323
396		International Game Technology (c)	8,504
15		Royal Caribbean Cruises Ltd. (a)	355
226		Starwood Hotels & Resorts Worldwide, Inc. (c)	7,481
252		Yum! Brands, Inc.	8,523

			27,186

		Household Durables — 0.4%
181		KB Home (c)	3,007
297		Lennar Corp., Class A (c)	4,231

			7,238

		Internet & Catalog Retail — 0.6%
128		Amazon.com, Inc. (a) (c)	11,942

		Media — 3.1%
204		Comcast Corp., Class A	3,448
63		Time Warner Cable, Inc. (c)	2,706
797		Time Warner, Inc.	22,938
1,100		Walt Disney Co. (The) (c)	30,209

			59,301

		Multiline Retail — 0.4%
92		Kohl’s Corp. (a) (c)	5,276
54		Target Corp.	2,527

			7,803

		Specialty Retail — 1.1%
24		Advance Auto Parts, Inc.	944
2		Dick’s Sporting Goods, Inc. (a)	38
815		Staples, Inc. (c)	18,921
7		Urban Outfitters, Inc. (a)	211

			20,114

		Textiles, Apparel & Luxury Goods — 0.7%
1		Coach, Inc.	41
86		Nike, Inc., Class B (c)	5,570
1		Polo Ralph Lauren Corp.	38
100		V.F. Corp.	7,262

			12,911

		Total Consumer Discretionary	163,393

		Consumer Staples — 10.6%
		Beverages — 2.1%
528		Coca-Cola Co. (The)	28,342
191		PepsiCo, Inc.	11,187

			39,529

		Food & Staples Retailing — 3.6%
15		Costco Wholesale Corp.	846
527		CVS/Caremark Corp.	18,845
272		Kroger Co. (The)	5,615
325		Safeway, Inc.	6,401
91		SUPERVALU, Inc. (c)	1,371
519		SYSCO Corp. (c)	12,895
481		Wal-Mart Stores, Inc.	23,611

			69,584

		Food Products — 1.0%
158		General Mills, Inc.	10,199
320		Kraft Foods, Inc., Class A	8,403

			18,602

		Household Products — 2.2%
721		Procter & Gamble Co.	41,771

		Tobacco — 1.7%
469		Altria Group, Inc.	8,351
480		Philip Morris International, Inc.	23,383

			31,734

		Total Consumer Staples	201,220

		Energy — 11.8%
		Energy Equipment & Services — 1.3%
300		Halliburton Co.	8,127
18		Noble Corp.	693
266		Schlumberger Ltd.	15,826
36		Smith International, Inc.	1,046
1		Transocean Ltd., (Switzerland) (a)	53
1		Weatherford International Ltd., (Switzerland) (a)	24

			25,769

		Oil, Gas & Consumable Fuels — 10.5%
97		Anadarko Petroleum Corp.	6,057
191		Apache Corp.	17,582
525		Chevron Corp.	36,974
417		ConocoPhillips	18,849
188		Devon Energy Corp.	12,668
142		EOG Resources, Inc. (c)	11,882
787		Exxon Mobil Corp.	54,015
483		Occidental Petroleum Corp.	37,903
74		Southwestern Energy Co. (a) (c)	3,142

			199,072

		Total Energy	224,841

		Financials — 14.5%
		Capital Markets — 5.7%
46		Ameriprise Financial, Inc. (c)	1,669
503		Bank of New York Mellon Corp. (The)	14,577
297		Goldman Sachs Group, Inc. (The)	54,690
756		Morgan Stanley	23,350
156		State Street Corp.	8,198
301		TD AMERITRADE Holding Corp. (a) (c)	5,908

			108,392

		Commercial Banks — 3.1%
344		BB&T Corp. (c)	9,371
124		SunTrust Banks, Inc.	2,801
9		TCF Financial Corp. (c)	117
726		U.S. Bancorp	15,866
1,057		Wells Fargo & Co. (c)	29,779

			57,934

		Consumer Finance — 0.2%
130		Capital One Financial Corp. (c)	4,647

		Diversified Financial Services — 2.5%
1,848		Bank of America Corp.	31,272
3,365		Citigroup, Inc.	16,289
–	(h)	CME Group, Inc.	15

			47,576

		Insurance — 2.5%
225		ACE Ltd., (Switzerland) (a)	12,006
121		Aflac, Inc.	5,179
128		AON Corp. (c)	5,219
11		Arch Capital Group Ltd., (Bermuda) (a) (c)	716
67		Axis Capital Holdings Ltd., (Bermuda)	2,017
26		Lincoln National Corp.	685
7		MetLife, Inc.	278
195		Prudential Financial, Inc.	9,728
218		RenaissanceRe Holdings Ltd., (Bermuda)	11,931
8		Travelers Cos., Inc. (The)	399

			48,158

		Real Estate Investment Trusts (REITs) — 0.5%
14		Alexandria Real Estate Equities, Inc. (c)	737
87		Health Care REIT, Inc. (c)	3,607
129		Kimco Realty Corp. (c)	1,687
109		ProLogis (c)	1,305
30		Public Storage	2,260

			9,596

		Total Financials	276,303

		Health Care — 11.9%
		Biotechnology — 2.0%
27		Alexion Pharmaceuticals, Inc. (a)	1,192
113		Amgen, Inc. (a)	6,831
261		Celgene Corp. (a) (c)	14,586
314		Gilead Sciences, Inc. (a) (c)	14,623

			37,232

		Health Care Equipment & Supplies —1.3%
151		Baxter International, Inc.	8,605
584		Boston Scientific Corp. (a)	6,188
138		Covidien plc, (Ireland)	5,975
107		Medtronic, Inc.	3,925

			24,693

		Health Care Providers & Services — 1.5%
200		Aetna, Inc. (c)	5,557
222		Cardinal Health, Inc.	5,958
147		McKesson Corp.	8,758
51		UnitedHealth Group, Inc.	1,283
155		WellPoint, Inc. (a)	7,343

			28,899

		Pharmaceuticals — 7.1%
827		Abbott Laboratories	40,918
806		Bristol-Myers Squibb Co.	18,149
104		Johnson & Johnson	6,329
1,238		Merck & Co., Inc. (c)	39,149
1,374		Pfizer, Inc.	22,747
286		Schering-Plough Corp.	8,077
11		Teva Pharmaceutical Industries Ltd., (Israel), ADR	543
1		Wyeth	67

			135,979

		Total Health Care	226,803

		Industrials — 7.5%
		Aerospace & Defense — 1.8%
69		Boeing Co. (c)	3,756
–	(h)	Goodrich Corp.	23
500		United Technologies Corp. (c)	30,477

			34,256

		Construction & Engineering — 0.1%
28		Fluor Corp.	1,414

		Electrical Equipment — 1.1%
246		Cooper Industries Ltd., Class A	9,254
291		Emerson Electric Co.	11,679

			20,933

		Industrial Conglomerates — 0.8%
907		General Electric Co.	14,886

		Machinery — 2.0%
117		Caterpillar, Inc. (c)	6,014
225		Deere & Co. (c)	9,678
30		Eaton Corp.	1,705
295		PACCAR, Inc. (c)	11,133
177		Parker Hannifin Corp. (c)	9,157

			37,687

		Road & Rail — 1.7%
31		CSX Corp.	1,311
444		Norfolk Southern Corp.	19,150
200		Union Pacific Corp.	11,677

			32,138

		Trading Companies & Distributors — 0.0% (g)
14		GATX Corp.	400

		Total Industrials	141,714

		Information Technology — 22.1%
		Communications Equipment — 5.8%
1,947		Cisco Systems, Inc. (a)	45,833
1,785		Corning, Inc.	27,330
517		Juniper Networks, Inc. (a) (c)	13,974
507		QUALCOMM, Inc.	22,783

			109,920

		Computers & Peripherals — 6.5%
177		Apple, Inc. (a)	32,754
1,246		Hewlett-Packard Co.	58,844
183		International Business Machines Corp.	21,939
268		NetApp, Inc. (a) (c)	7,143
135		SanDisk Corp. (a) (c)	2,924

			123,604

		Internet Software & Services — 2.6%
100		Google, Inc., Class A (a) (c)	49,431

		IT Services — 0.9%
71		Cognizant Technology Solutions Corp., Class A (a)	2,758
44		Genpact Ltd., (Bermuda) (a)	539
13		Infosys Technologies Ltd., (India), ADR	625
32		MasterCard, Inc., Class A (c)	6,509
229		Paychex, Inc. (c)	6,647

			17,078

		Office Electronics — 0.0% (g)
58		Xerox Corp.	450

		Semiconductors & Semiconductor Equipment — 2.0%
274		Altera Corp. (c)	5,620
259		Applied Materials, Inc. (c)	3,476
47		Atmel Corp. (a)	196
357		Broadcom Corp., Class A (a) (c)	10,942
158		Intersil Corp., Class A (c)	2,417
47		Lam Research Corp. (a) (c)	1,602
449		LSI Corp. (a)	2,464
414		National Semiconductor Corp.	5,904
211		Xilinx, Inc.	4,945

			37,566

		Software — 4.3%
1		Adobe Systems, Inc. (a)	40
2,386		Microsoft Corp.	61,778
958		Oracle Corp.	19,965
20		SAP AG, (Germany), ADR (c)	990

			82,773

		Total Information Technology	420,822

		Materials — 3.6%
		Chemicals — 2.2%
22		Air Products & Chemicals, Inc.	1,672
549		Dow Chemical Co. (The)	14,313
31		E.l. du Pont de Nemours & Co.	1,008
44		Monsanto Co.	3,376
253		Praxair, Inc.	20,687

			41,056

		Metals & Mining — 1.4%
330		Freeport-McMoRan Copper & Gold, Inc.	22,623
95		United States Steel Corp. (c)	4,237

			26,860

		Total Materials	67,916

		Telecommunication Services — 3.0%
		Diversified Telecommunication Services — 2.6%
845		AT&T, Inc.	22,832
884		Verizon Communications, Inc. (c)	26,757

			49,589

		Wireless Telecommunication Services — 0.4%
2,019		Sprint Nextel Corp. (a)	7,975

		Total Telecommunication Services	57,564

		Utilities — 2.8%
		Electric Utilities — 1.7%
209		Edison International	7,014
69		Entergy Corp.	5,533
118		Exelon Corp.	5,854
118		FPL Group, Inc. (c)	6,518
549		NV Energy, Inc.	6,362
19		Portland General Electric Co.	379
13		Southern Co.	409

			32,069

		Multi-Utilities — 1.1%
366		PG&E Corp.	14,833
197		Public Service Enterprise Group, Inc.	6,179
1		Xcel Energy, Inc.	19

			21,031

		Total Utilities	53,100

		Total Common Stocks (Cost $1,433,563)	1,833,676

PRINCIPAL AMOUNT ($)

		U.S. Treasury Obligation — 0.0% (g)
420		U.S. Treasury Note, 2.875%, 06/30/10 (k) (Cost $427)	428

		Short-Term Investment — 3.7%
		Investment Company — 3.7%
70,781		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $70,781)	70,781

		Investment of Cash Collateral for Securities on Loan — 12.6%
		Investment Company —12.6%
239,665		JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $239,665)	239,665

		Total Investments — 112.7% (Cost $1,744,436)	2,144,550
		Liabilities in Excess of Other Assets — (12.7)%	(242,227)

		NET ASSETS — 100.0%	$1,902,323

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
204	S&P 500 Index	12/17/09	$53,698	$1,150

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR—	American Depositary Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$405,156
Aggregate gross unrealized depreciation	(5,042)

Net unrealized appreciation/depreciation	$400,114

Federal income tax cost of investments	$1,744,436

U.S. Equity Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$2,143,132	$1,418	$—	$2,144,550
Appreciation in Other Financial Instruments*	$1,150	$—	$—	$1,150

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a treasury note that is held for futures collateral and an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long Positions — 119.7% (j)
	Common Stocks — 118.3%
	Consumer Discretionary — 11.8%
	Auto Components — 0.8%
1,425	Johnson Controls, Inc.	36,427

	Diversified Consumer Services — 0.4%
171	ITT Educational Services, Inc. (a)	18,914

	Hotels, Restaurants & Leisure — 2.0%
263	Darden Restaurants, Inc.	8,970
1,058	International Game Technology	22,726
1,078	Starwood Hotels & Resorts Worldwide, Inc.	35,619
824	Yum! Brands, Inc.	27,804

		95,119

	Household Durables — 0.6%
786	KB Home	13,048
1,156	Lennar Corp., Class A	16,473

		29,521

	Internet & Catalog Retail — 0.6%
327	Amazon.com, Inc. (a)	30,547

	Media — 3.9%
592	Comcast Corp., Class A	9,992
695	News Corp., Class A	8,333
181	Time Warner Cable, Inc.	7,816
2,591	Time Warner, Inc.	74,570
3,198	Walt Disney Co. (The)	87,805

		188,516

	Multiline Retail — 0.6%
352	Kohl’s Corp. (a)	20,101
158	Target Corp.	7,381

		27,482

	Specialty Retail — 1.9%
544	Lowe’s Cos., Inc.	11,397
2,269	Staples, Inc.	52,693
378	TJX Cos., Inc.	14,055
392	Urban Outfitters, Inc. (a)	11,826

		89,971

	Textiles, Apparel & Luxury Goods — 1.0%
210	Coach, Inc.	6,926
246	Nike, Inc., Class B	15,890
381	V.F. Corp.	27,584

		50,400

	Total Consumer Discretionary	566,897

	Consumer Staples — 12.2%
	Beverages — 2.1%
1,342	Coca-Cola Co. (The)	72,070
519	PepsiCo, Inc.	30,466

		102,536

	Food & Staples Retailing — 4.6%
135	Costco Wholesale Corp.	7,641
1,688	CVS/Caremark Corp.	60,324
691	Kroger Co. (The)	14,264
944	Safeway, Inc.	18,611
266	SUPERVALU, Inc.	4,011
1,365	SYSCO Corp.	33,919
1,692	Wal-Mart Stores, Inc.	83,066

		221,836

	Food Products — 1.3%
586	General Mills, Inc.	37,736
933	Kraft Foods, Inc., Class A	24,515

		62,251

	Household Products — 2.5%
2,054	Procter & Gamble Co.	118,957

	Tobacco — 1.7%
1,235	Altria Group, Inc.	22,004
1,233	Philip Morris International, Inc.	60,085

		82,089

	Total Consumer Staples	587,669

	Energy — 13.2%
	Energy Equipment & Services — 1.7%
53	ENSCO International, Inc.	2,259
1,053	Halliburton Co.	28,560
183	Noble Corp.	6,947
683	Schlumberger Ltd.	40,693
107	Smith International, Inc.	3,062

		81,521

	Oil, Gas & Consumable Fuels — 11.5%
207	Anadarko Petroleum Corp.	12,979
488	Apache Corp.	44,784
1,223	Chevron Corp.	86,132
1,124	ConocoPhillips	50,752
661	Devon Energy Corp.	44,520
447	EOG Resources, Inc.	37,352
2,205	Exxon Mobil Corp.	151,303
68	Noble Energy, Inc.	4,454
1,395	Occidental Petroleum Corp.	109,369
245	Southwestern Energy Co. (a)	10,466

		552,111

	Total Energy	633,632

	Financials — 17.1%
	Capital Markets — 6.7%
112	Ameriprise Financial, Inc.	4,082
1,481	Bank of New York Mellon Corp. (The)	42,939
891	Goldman Sachs Group, Inc. (The)	164,288
2,173	Morgan Stanley	67,103
371	State Street Corp.	19,498
1,271	TD AMERITRADE Holding Corp. (a)	24,945

		322,855

	Commercial Banks — 3.4%
1,125	BB&T Corp.	30,646
243	Fifth Third Bancorp	2,457
312	SunTrust Banks, Inc.	7,028
2,090	U.S. Bancorp	45,684
2,753	Wells Fargo & Co.	77,580

		163,395

	Consumer Finance — 0.3%
378	Capital One Financial Corp.	13,502

	Diversified Financial Services — 2.7%
4,643	Bank of America Corp.	78,560
10,181	Citigroup, Inc.	49,274

		127,834

	Insurance — 3.0%
794	ACE Ltd., (Switzerland) (a)	42,450
427	Aflac, Inc.	18,232
352	AON Corp.	14,312
31	Arch Capital Group Ltd., (Bermuda) (a)	2,094
143	Axis Capital Holdings Ltd., (Bermuda)	4,304
76	Lincoln National Corp.	1,970
564	Prudential Financial, Inc.	28,138
604	RenaissanceRe Holdings Ltd., (Bermuda)	33,085

		144,585

	Real Estate Investment Trusts (REITs) — 1.0%
53	Alexandria Real Estate Equities, Inc.	2,864
51	Equity Lifestyle Properties, Inc.	2,161
528	Health Care REIT, Inc.	21,961
374	Kimco Realty Corp.	4,873
464	ProLogis	5,529
65	Public Storage	4,895
69	Simon Property Group, Inc.	4,816

		47,099

	Total Financials	819,270

	Health Care — 14.0%
	Biotechnology — 2.0%
54	Alexion Pharmaceuticals, Inc. (a)	2,426
332	Amgen, Inc. (a)	19,988
676	Celgene Corp. (a)	37,771
765	Gilead Sciences, Inc. (a)	35,615

		95,800

	Health Care Equipment & Supplies — 2.0%
510	Baxter International, Inc.	29,069
2,776	Boston Scientific Corp. (a)	29,401
256	Covidien plc, (Ireland)	11,079
724	Medtronic, Inc.	26,645

		96,194

	Health Care Providers & Services — 1.9%
642	Aetna, Inc.	17,864
626	Cardinal Health, Inc.	16,786
34	Laboratory Corp. of America Holdings (a)	2,209
565	McKesson Corp.	33,634
145	UnitedHealth Group, Inc.	3,618
403	WellPoint, Inc. (a)	19,079

		93,190

	Pharmaceuticals — 8.1%
2,632	Abbott Laboratories	130,228
2,060	Bristol-Myers Squibb Co.	46,383
305	Johnson & Johnson	18,587
3,519	Merck & Co., Inc.	111,321
3,803	Pfizer, Inc.	62,934
631	Schering-Plough Corp.	17,839

		387,292

	Total Health Care	672,476

	Industrials — 11.3%
	Aerospace & Defense — 3.1%
190	Boeing Co.	10,262
84	Northrop Grumman Corp.	4,361
2,170	United Technologies Corp.	132,245

		146,868

	Commercial Services & Supplies — 0.1%
158	Republic Services, Inc.	4,203

	Construction & Engineering — 0.1%
81	Fluor Corp.	4,136

	Electrical Equipment — 1.8%
1,166	Cooper Industries Ltd., Class A	43,811
1,092	Emerson Electric Co.	43,751

		87,562

	Industrial Conglomerates — 0.9%
2,646	General Electric Co.	43,440

	Machinery — 3.0%
309	Caterpillar, Inc.	15,843
400	Danaher Corp.	26,955
900	Deere & Co.	38,633
88	Eaton Corp.	4,988
722	PACCAR, Inc.	27,209
585	Parker Hannifin Corp.	30,327

		143,955

	Road & Rail — 2.3%
1,580	Norfolk Southern Corp.	68,109
752	Union Pacific Corp.	43,900

		112,009

	Total Industrials	542,173

	Information Technology — 26.6%
	Communications Equipment — 6.7%
5,881	Cisco Systems, Inc. (a)	138,436
5,591	Corning, Inc.	85,597
1,341	Juniper Networks, Inc. (a)	36,243
1,325	QUALCOMM, Inc.	59,601

		319,877

	Computers & Peripherals — 7.7%
454	Apple, Inc. (a)	84,072
602	Dell, Inc. (a)	9,181
3,720	Hewlett-Packard Co.	175,621
518	International Business Machines Corp.	61,941
1,163	NetApp, Inc. (a)	31,035
353	SanDisk Corp. (a)	7,667

		369,517

	Internet Software & Services — 3.1%
302	Google, Inc., Class A (a)	149,650

	IT Services — 0.9%
131	Cognizant Technology Solutions Corp., Class A (a)	5,059
104	MasterCard, Inc., Class A	20,931
647	Paychex, Inc.	18,793

		44,783

	Office Electronics — 0.0% (g)
297	Xerox Corp.	2,302

	Semiconductors & Semiconductor Equipment — 3.5%
802	Altera Corp.	16,439
676	Analog Devices, Inc.	18,648
667	Applied Materials, Inc.	8,941
1,043	Atmel Corp. (a)	4,371
1,537	Broadcom Corp., Class A (a)	47,181
1,382	Intersil Corp., Class A	21,164
137	Lam Research Corp. (a)	4,678
2,019	LSI Corp. (a)	11,084
1,191	National Semiconductor Corp.	16,989
783	Xilinx, Inc.	18,337

		167,832

	Software — 4.7%
6,414	Microsoft Corp.	166,062
2,790	Oracle Corp.	58,139

		224,201

	Total Information Technology	1,278,162

	Materials — 5.3%
	Chemicals — 2.7%
1,681	Dow Chemical Co. (The)	43,817
112	Monsanto Co.	8,696
309	PPG Industries, Inc.	18,001
704	Praxair, Inc.	57,537

		128,051

	Metals & Mining — 2.6%
1,092	Freeport-McMoRan Copper & Gold, Inc.	74,953
1,115	United States Steel Corp.	49,454

		124,407

	Total Materials	252,458

	Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.7%
2,379	AT&T, Inc.	64,266
2,128	Verizon Communications, Inc.	64,416

		128,682

	Wireless Telecommunication Services — 0.5%
6,112	Sprint Nextel Corp. (a)	24,142

	Total Telecommunication Services	152,824

	Utilities — 3.6%
	Electric Utilities — 1.9%
480	Edison International	16,132
322	Entergy Corp.	25,728
345	Exelon Corp.	17,117
346	FPL Group, Inc.	19,094
1,206	NV Energy, Inc.	13,972

		92,043

	Multi-Utilities — 1.7%
1,390	PG&E Corp.	56,267
702	Public Service Enterprise Group, Inc.	22,080
226	Xcel Energy, Inc.	4,345

		82,692

	Total Utilities	174,735

	Total Common Stocks (Cost $4,835,050)	5,680,296

	Short-Term Investment — 1.4%
	Investment Company — 1.4%
67,121	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $67,121)	67,121

	Total Investments — 119.7% (Cost $4,902,171)	5,747,417
	Liabilities in Excess of Other Assets — (19.7)%	(946,603)

	NET ASSETS — 100.0%	$4,800,814

	Short Positions — 20.4%
	Common Stocks — 20.4%
	Consumer Discretionary — 3.1%
	Diversified Consumer Services — 0.2%
196	DeVry, Inc.	10,826

	Hotels, Restaurants & Leisure — 0.5%
617	Marriott International, Inc., Class A	17,020
17	McDonald’s Corp.	945
260	Starbucks Corp. (a)	5,363

		23,328

	Media — 0.7%
1,146	CBS Corp., Class B	13,804
220	New York Times Co. (The), Class A	1,787
422	News Corp., Class B	5,908
277	Omnicom Group, Inc.	10,219

		31,718

	Multiline Retail — 0.5%
275	J.C. Penney Co., Inc.	9,279
257	Macy’s, Inc.	4,696
359	Nordstrom, Inc.	10,955

		24,930

	Specialty Retail — 1.2%
23	Bed Bath & Beyond, Inc. (a)	871
61	Best Buy Co., Inc.	2,299
430	Home Depot, Inc.	11,468
476	Ross Stores, Inc.	22,761
301	Sherwin-Williams Co. (The)	18,091
69	Tiffany & Co.	2,652

		58,142

	Total Consumer Discretionary	148,944

	Consumer Staples — 1.3%
	Food & Staples Retailing — 0.0% (g)
63	Walgreen Co.	2,365

	Food Products — 0.2%
273	Hershey Co. (The)	10,626

	Household Products — 1.1%
385	Church & Dwight Co., Inc.	21,839
376	Colgate-Palmolive Co.	28,667

		50,506

	Total Consumer Staples	63,497

	Energy — 1.2%
	Energy Equipment & Services — 0.3%
364	Nabors Industries Ltd., (Bermuda) (a)	7,610
150	Patterson-UTI Energy, Inc.	2,269
198	Rowan Cos., Inc.	4,568

		14,447

	Oil, Gas & Consumable Fuels — 0.9%
147	Pioneer Natural Resources Co.
249	Sunoco, Inc.	5,325
361	Tesoro Corp.	7,084
361	Valero Energy Corp.	5,402
479	XTO Energy, Inc.	7,008
		19,795

		44,614

	Total Energy	59,061

	Financials — 2.0%
	Capital Markets — 0.7%
394	Charles Schwab Corp. (The)	7,541
765	Federated Investors, Inc., Class B	20,185
88	T. Rowe Price Group, Inc.	4,000

		31,726

	Commercial Banks — 0.2%
52	BancorpSouth, Inc.	1,264
185	FirstMerit Corp.	3,529
286	Marshall & Ilsley Corp.	2,312
40	UMB Financial Corp.	1,603

		8,708

	Consumer Finance — 0.0% (g)
66	American Express Co.	2,232

	Insurance — 0.5%
86	Chubb Corp.	4,340
239	MetLife, Inc.	9,112
159	Principal Financial Group, Inc.	4,363
244	Progressive Corp. (The) (a)	4,038

		21,853

	Real Estate Investment Trusts (REITs) — 0.6%
65	Boston Properties, Inc.	4,272
453	HCP, Inc.	13,011
267	Home Properties, Inc.	11,495

		28,778

	Thrifts & Mortgage Finance — 0.0% (g)
100	Hudson City Bancorp, Inc.	1,319

	Total Financials	94,616

	Health Care — 1.8%
	Health Care Equipment & Supplies — 0.7%
158	Becton, Dickinson & Co.	10,994
528	St. Jude Medical, Inc. (a)	20,599

		31,593

	Health Care Providers & Services — 0.3%
318	AmerisourceBergen Corp.	7,125
149	CIGNA Corp.	4,185
36	Laboratory Corp. of America Holdings (a)	2,351
50	Quest Diagnostics, Inc.	2,594

		16,255

	Pharmaceuticals — 0.8%
803	Eli Lilly & Co.	26,521
435	Forest Laboratories, Inc. (a)	12,812

		39,333

	Total Health Care	87,181

	Industrials — 4.9%
	Aerospace & Defense — 1.3%
507	ITT Corp.	26,422
93	Lockheed Martin Corp.	7,283
642	Raytheon Co.	30,782

		64,487

	Air Freight & Logistics — 0.6%
111	FedEx Corp.	8,355
319	United Parcel Service, Inc., Class B	18,003

		26,358

	Commercial Services & Supplies — 0.4%
615	Waste Management, Inc.	18,338

	Electrical Equipment — 0.2%
274	Rockwell Automation, Inc.	11,681

	Industrial Conglomerates — 0.4%
247	3M Co.	18,198

	Machinery — 1.2%
383	Dover Corp.	14,833
667	Illinois Tool Works, Inc.	28,495
515	Ingersoll-Rand plc, (Ireland)	15,790

		59,118

	Road & Rail — 0.4%
497	Heartland Express, Inc.	7,163
409	Knight Transportation, Inc.	6,861
358	Werner Enterprises, Inc.	6,675

		20,699

	Trading Companies & Distributors — 0.4%
185	W.W. Grainger, Inc.	16,509

	Total Industrials	235,388

	Information Technology — 3.1%
	Computers & Peripherals — 0.2%
601	EMC Corp. (a)	10,236

	IT Services — 0.4%
136	Automatic Data Processing, Inc.	5,352
328	SAIC, Inc. (a)	5,758
86	Visa, Inc., Class A	5,954

		17,064

	Semiconductors & Semiconductor Equipment — 2.5%
1,306	Intel Corp.	25,567
1,051	Linear Technology Corp.	29,029
369	Maxim Integrated Products, Inc.	6,687
367	Microchip Technology, Inc.	9,725
264	PMC-Sierra, Inc. (a)	2,521
2,007	Texas Instruments, Inc.	47,546

		121,075

	Total Information Technology	148,375

	Materials — 2.2%
	Chemicals — 0.8%
219	Nalco Holding Co.	4,491
107	Olin Corp.	1,870
356	OM Group, Inc. (a)	10,833
148	Potash Corp. of Saskatchewan, Inc., (Canada)	13,359
248	Valspar Corp.	6,831

		37,384

	Metals & Mining — 1.1%
531	Alcoa, Inc.	6,967
943	Nucor Corp.	44,338

		51,305

	Paper & Forest Products — 0.3%
414	Weyerhaeuser Co.	15,181

	Total Materials	103,870

	Utilities — 0.8%
	Electric Utilities — 0.3%
130	Allegheny Energy, Inc.	3,439
331	Progress Energy, Inc.	12,921

		16,360

	Multi-Utilities — 0.5%
323	Consolidated Edison, Inc.	13,227
266	Dominion Resources, Inc.	9,183

		22,410

	Total Utilities	38,770

	Total Short Positions (Proceeds $900,888)	979,702

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 09/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
200	S&P 500 Index	12/17/09	$52,645	$1,237

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(j)	All or a portion of these securities are segregated for short sales.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$886,365
Aggregate gross unrealized depreciation	(41,119)

Net unrealized appreciation/depreciation	$845,246

Federal income tax cost of investments	$4,902,171

U.S. Large Cap Core Plus Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$5,747,417	$—	$—	$5,747,417
Liabilities in Securities Sold Short†	(979,702)	—	—	(979,702)
Appreciation in Other Financial Instruments*	$1,237	$—	$—	$1,237

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

†	Liabilities in securities sold short may include written options.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Long Positions — 115.3% (j)
	Common Stocks — 112.6%
	Consumer Discretionary — 12.0%
	Auto Components — 1.4%
61	Johnson Controls, Inc.	1,570

	Diversified Consumer Services — 0.1%
1	ITT Educational Services, Inc. (a)	128

	Hotels, Restaurants & Leisure — 2.4%
9	Darden Restaurants, Inc.	297
34	International Game Technology	736
28	Royal Caribbean Cruises Ltd. (a)	678
29	Starwood Hotels & Resorts Worldwide, Inc.	964

		2,675

	Household Durables — 0.6%
45	Lennar Corp., Class A	645

	Internet & Catalog Retail — 0.1%
1	Amazon.com, Inc. (a)	90

	Media — 4.8%
14	News Corp., Class A	172
39	Time Warner Cable, Inc.	1,687
53	Time Warner, Inc.	1,534
73	Walt Disney Co. (The)	2,014

		5,407

	Multiline Retail — 0.4%
8	Kohl’s Corp. (a)	454

	Specialty Retail — 1.6%
3	Advance Auto Parts, Inc.	99
11	Lowe’s Cos., Inc.	234
38	Staples, Inc.	872
7	TJX Cos., Inc.	271
11	Urban Outfitters, Inc. (a)	321

		1,797

	Textiles, Apparel & Luxury Goods — 0.6%
5	Coach, Inc.	165
6	Polo Ralph Lauren Corp.	492

		657

	Total Consumer Discretionary	13,423

	Consumer Staples — 6.9%
	Beverages — 1.2%
25	Coca-Cola Co. (The)	1,347

	Food & Staples Retailing — 3.1%
67	CVS/Caremark Corp.	2,396
19	SYSCO Corp.	473
11	Wal-Mart Stores, Inc.	562

		3,431

	Food Products — 1.1%
15	General Mills, Inc.	997
5	JM Smucker Co. (The)	277

		1,274

	Household Products — 1.5%
29	Procter & Gamble Co.	1,686

	Total Consumer Staples	7,738

	Energy — 18.4%
	Energy Equipment & Services — 2.3%
7	ENSCO International, Inc.	280
51	Halliburton Co.	1,385
16	Schlumberger Ltd.	956

		2,621

	Oil, Gas & Consumable Fuels — 16.1%
24	Anadarko Petroleum Corp.	1,479
24	Apache Corp.	2,172
57	Chevron Corp.	4,044
46	ConocoPhillips	2,079
21	Devon Energy Corp.	1,414
50	Exxon Mobil Corp.	3,404
4	Hess Corp.	198
35	Occidental Petroleum Corp.	2,709
26	Williams Cos., Inc. (The)	469

		17,968

	Total Energy	20,589

	Financials — 25.9%
	Capital Markets — 7.4%
16	Bank of New York Mellon Corp. (The)	478
20	Goldman Sachs Group, Inc. (The)	3,599
6	Janus Capital Group, Inc.	83
80	Morgan Stanley	2,483
25	State Street Corp.	1,338
11	TD AMERITRADE Holding Corp. (a)	220

		8,201

	Commercial Banks — 4.4%
37	BB&T Corp.	1,013
5	PNC Financial Services Group, Inc.	238
18	SunTrust Banks, Inc.	412
14	U.S. Bancorp	315
104	Wells Fargo & Co.	2,940

		4,918

	Consumer Finance — 1.5%
29	Capital One Financial Corp.	1,030
76	SLM Corp. (a)	665

		1,695

	Diversified Financial Services — 4.5%
230	Bank of America Corp.	3,887
236	Citigroup, Inc.	1,142

		5,029

	Insurance — 5.1%
28	ACE Ltd., (Switzerland) (a)	1,513
12	Aflac, Inc.	517
21	Assurant, Inc.	683
11	Axis Capital Holdings Ltd., (Bermuda)	328
30	Genworth Financial, Inc., Class A	364
15	Lincoln National Corp.	396
26	Prudential Financial, Inc.	1,279
12	RenaissanceRe Holdings Ltd., (Bermuda)	631

		5,711

	Real Estate Investment Trusts (REITs) — 2.0%
17	Alexandria Real Estate Equities, Inc.	936
21	Annaly Capital Management, Inc.	388
7	EastGroup Properties, Inc.	275
2	Essex Property Trust, Inc.	143
5	Health Care REIT, Inc.	200
5	Vornado Realty Trust	322

		2,264

	Thrifts & Mortgage Finance — 1.0%
67	MGIC Investment Corp. (a)	493
53	New York Community Bancorp, Inc.	605

		1,098

	Total Financials	28,916

	Health Care — 10.8%
	Biotechnology — 0.7%
13	Celgene Corp. (a)	704
2	Gilead Sciences, Inc. (a)	101

		805

	Health Care Equipment & Supplies — 1.1%
9	Baxter International, Inc.	536
10	Covidien plc, (Ireland)	444
5	Medtronic, Inc.	196

		1,176

	Health Care Providers & Services — 2.3%
23	Aetna, Inc.	648
3	Laboratory Corp. of America Holdings (a)	183
16	McKesson Corp.	942
17	WellPoint, Inc. (a)	790

		2,563

	Pharmaceuticals — 6.7%
18	Abbott Laboratories	914
42	Bristol-Myers Squibb Co.	944
86	Merck & Co., Inc.	2,718
176	Pfizer, Inc.	2,920

		7,496

	Total Health Care	12,040

	Industrials — 11.5%
	Aerospace & Defense — 2.1%
12	Honeywell International, Inc.	447
6	Precision Castparts Corp.	660
21	United Technologies Corp.	1,260

		2,367

	Commercial Services & Supplies — 0.2%
6	Republic Services, Inc.	163

	Electrical Equipment — 1.0%
24	Cooper Industries plc, Class A	898
4	Emerson Electric Co.	168

		1,066

	Industrial Conglomerates — 2.2%
100	General Electric Co.	1,637
15	Textron, Inc.	289
17	Tyco International Ltd., (Bermuda)	580

		2,506

	Machinery — 2.9%
5	Danaher Corp.	330
13	Eaton Corp.	711
13	Joy Global, Inc.	626
12	Kennametal, Inc.	295
25	Parker Hannifin Corp.	1,286

		3,248

	Professional Services — 0.2%
3	Manpower, Inc.	170

	Road & Rail — 2.4%
14	CSX Corp.	584
27	Norfolk Southern Corp.	1,172
16	Union Pacific Corp.	953

		2,709

	Trading Companies & Distributors — 0.5%
21	GATX Corp.	598

	Total Industrials	12,827

	Information Technology — 11.9%
	Communications Equipment — 2.1%
47	Cisco Systems, Inc. (a)	1,117
79	Corning, Inc.	1,208

		2,325

	Computers & Peripherals — 2.7%
58	Hewlett-Packard Co.	2,740
10	NetApp, Inc. (a)	272

		3,012

	Electronic Equipment, Instruments & Components — 0.5%
21	Avnet, Inc. (a)	545

	Internet Software & Services — 0.6%
1	Google, Inc., Class A (a)	669

	IT Services — 0.2%
8	Paychex, Inc.	221

	Office Electronics — 0.3%
53	Xerox Corp.	413

	Semiconductors & Semiconductor Equipment — 3.2%
25	Analog Devices, Inc.	680
52	Applied Materials, Inc.	703
47	Atmel Corp. (a)	198
14	Intersil Corp., Class A	214
35	LSI Corp. (a)	191
67	National Semiconductor Corp.	957
26	Xilinx, Inc.	609

		3,552

	Software — 2.3%
50	Microsoft Corp.	1,291
71	Symantec Corp. (a)	1,174
3	VMware, Inc., Class A (a)	119

		2,584

	Total Information Technology	13,321

	Materials — 5.5%
	Chemicals — 3.9%
17	Air Products & Chemicals, Inc.	1,313
79	Dow Chemical Co. (The)	2,071
11	E.l. du Pont de Nemours & Co.	352
11	PPG Industries, Inc.	652

		4,388

	Containers & Packaging — 0.5%
10	Ball Corp.	516

	Metals & Mining — 1.1%
12	Freeport-McMoRan Copper & Gold, Inc.	798
10	United States Steel Corp.	429

		1,227

	Total Materials	6,131

	Telecommunication Services — 4.8%
	Diversified Telecommunication Services — 4.0%
149	Verizon Communications, Inc.	4,498

	Wireless Telecommunication Services — 0.8%
9	Crown Castle International Corp. (a)	267
166	Sprint Nextel Corp. (a)	657

		924

	Total Telecommunication Services	5,422

	Utilities — 4.9%
	Electric Utilities — 2.9%
26	Edison International	858
4	Entergy Corp.	320
80	NV Energy, Inc.	928
37	Southern Co.	1,161

		3,267

	Multi-Utilities — 2.0%
32	CMS Energy Corp.	433
31	PG&E Corp.	1,247
18	Public Service Enterprise Group, Inc.	565

		2,245

	Total Utilities	5,512

	Total Common Stocks
	(Cost $109,107)	125,919

	Preferred Stock — 0.5%
	Materials — 0.5%
	Metals & Mining — 0.5%
6	Freeport-McMoRan Copper & Gold, Inc., 6.750%, 05/01/10 (Cost $458)	583

	Short-Term Investment — 2.2%
	Investment Company — 2.2%
2,471	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $2,471)	2,471

	Total Investments — 115.3%
	(Cost $112,036)	128,973
	Liabilities in Excess of Other Assets — (15.3)%	(17,139)

	NET ASSETS — 100.0%	$111,834

	Short Positions — 14.8%
	Common Stocks — 14.8%
	Consumer Discretionary — 2.4%
	Diversified Consumer Services — 0.1%
3	DeVry, Inc.	147

	Hotels, Restaurants & Leisure — 0.7%
5	Burger King Holdings, Inc.	93
11	Marriott International, Inc., Class A	302
16	Starbucks Corp. (a)	335

		730

	Media — 0.4%
15	CBS Corp., Class B	177
9	Omnicom Group, Inc.	314

		491

	Multiline Retail — 0.2%
5	J.C. Penney Co., Inc.	163
2	Nordstrom, Inc.	70

		233

	Specialty Retail — 1.0%
1	AutoZone, Inc. (a)	107
8	Home Depot, Inc.	206
15	Limited Brands, Inc.	250
6	Ross Stores, Inc.	282
4	Sherwin-Williams Co. (The)	216
2	Tiffany & Co.	69

		1,130

	Total Consumer Discretionary	2,731

	Consumer Staples — 1.0%
	Food & Staples Retailing — 0.2%
6	Walgreen Co.	219

	Food Products — 0.5%
5	Campbell Soup Co.	166
4	H.J. Heinz Co.	163
5	Hershey Co. (The)	187

		516

	Household Products — 0.3%
4	Church & Dwight Co., Inc.	204
3	Colgate-Palmolive Co.	198

		402

	Total Consumer Staples	1,137

	Energy — 0.5%
	Energy Equipment & Services — 0.1%
1	Diamond Offshore Drilling, Inc.	135

	Oil, Gas & Consumable Fuels — 0.4%
10	Sunoco, Inc.	285
11	Tesoro Corp.	158

		443

	Total Energy	578

	Financials — 2.9%
	Capital Markets — 0.7%
18	Charles Schwab Corp. (The)	341
10	Federated Investors, Inc., Class B	277
3	T. Rowe Price Group, Inc.	118

		736

	Commercial Banks — 0.2%
7	UMB Financial Corp.	275

	Insurance — 0.8%
1	Markel Corp. (a)	393
6	Principal Financial Group, Inc.	156
13	Progressive Corp. (The) (a)	218
7	W.R. Berkley Corp.	169

		936

	Real Estate Investment Trusts (REITs) — 1.2%
5	Boston Properties, Inc.	333
8	HCP, Inc.	220
8	Home Properties, Inc.	332
13	Host Hotels & Resorts, Inc.	157
3	Liberty Property Trust	110
3	PS Business Parks, Inc.	159

		1,311

	Total Financials	3,258

	Health Care — 1.4%
	Biotechnology — 0.2%
2	Genzyme Corp. (a)	123
3	OSI Pharmaceuticals, Inc. (a)	120

		243

	Health Care Equipment & Supplies — 0.3%
2	Becton, Dickinson & Co.	117
4	St. Jude Medical, Inc. (a)	173

		290

	Health Care Providers & Services — 0.5%
4	DaVita, Inc. (a)	220
4	Medco Health Solutions, Inc. (a)	218
3	Quest Diagnostics, Inc.	177

		615

	Pharmaceuticals — 0.4%
4	Eli Lilly & Co.	139
11	Forest Laboratories, Inc. (a)	317

		456

	Total Health Care	1,604

	Industrials — 2.7%
	Aerospace & Defense — 0.6%
12	ITT Corp.	622

	Air Freight & Logistics — 0.4%
3	FedEx Corp.	226
4	United Parcel Service, Inc., Class B	249

		475

	Commercial Services & Supplies — 0.3%
10	Waste Management, Inc.	303

	Electrical Equipment — 0.3%
8	Rockwell Automation, Inc.	328

	Machinery — 0.6%
5	Dover Corp.	197
8	Illinois Tool Works, Inc.	324
5	Ingersoll-Rand plc, (Ireland)	158

		679

	Professional Services — 0.1%
6	Robert Half International, Inc.	145

	Road & Rail — 0.4%
16	Heartland Express, Inc.	232
10	Werner Enterprises, Inc.	192

		424

	Total Industrials	2,976

	Information Technology — 1.9%
	Computers & Peripherals — 0.3%
20	EMC Corp. (a)	343

	Semiconductors & Semiconductor Equipment — 1.6%
5	KLA-Tencor Corp.	167
20	Linear Technology Corp.	564
19	Maxim Integrated Products, Inc.	350
9	Microchip Technology, Inc.	244
18	Texas Instruments, Inc.	415

		1,740

	Total Information Technology	2,083

	Materials — 1.5%
	Chemicals — 1.1%
20	Nalco Holding Co.	411
8	Olin Corp.	139
20	OM Group, Inc. (a)	608
4	Valspar Corp.	107

		1,265

	Metals & Mining — 0.4%
9	Nucor Corp.	411

	Total Materials	1,676

	Utilities — 0.5%
	Electric Utilities — 0.3%
8	Progress Energy, Inc.	299

	Multi-Utilities — 0.2%
5	Consolidated Edison, Inc.	214

	Total Utilities	513

	Utilities — Continued	513

	Total Short Positions
	(Proceeds $15,090)	16,556

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(j)	All or a portion of these securities are segregated for short sales.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,085
Aggregate gross unrealized depreciation	(148)
Net unrealized appreciation/depreciation	$16,937
Federal income tax cost of investments	$112,036

U.S. Large Cap Value Plus Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$128,390	$583	$—	$128,973
Liabilities in Securities Sold Short†	(16,556)	—	—	(16,556)

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of convertible bonds. Please refer to the SOI for industry specifics of the portfolio holdings.

†	Liabilities in securities sold short may include written options.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Common Stocks — 97.5%
		Consumer Discretionary — 15.3%
		Auto Components — 0.5%
8		Drew Industries, Inc. (a) (c)	173
1		Stoneridge, Inc. (a)	5

			178

		Diversified Consumer Services — 0.7%
2		Bridgepoint Education, Inc. (a)	35
6		Steiner Leisure Ltd., (Bahamas) (a)	200

			235

		Hotels, Restaurants & Leisure — 2.1%
19		AFC Enterprises, Inc. (a)	160
7		Cheesecake Factory, Inc. (The) (a) (c)	120
20		Denny’s Corp. (a)	52
2		DineEquity, Inc.	59
11		Monarch Casino & Resort, Inc. (a)	120
9		O’Charley’s, Inc. (a)	84
3		PF Chang’s China Bistro, Inc. (a)	102
6		Ruby Tuesday, Inc. (a) (c)	50

			747

		Household Durables — 5.0%
21		American Greetings Corp., Class A	477
3		Blyth, Inc.	108
1		CSS Industries, Inc.	26
7		Furniture Brands International, Inc. (a)	38
11		Helen of Troy Ltd., (Bermuda) (a)	218
8		Jarden Corp. (c)	219
5		La-Z-Boy, Inc. (c)	41
16		Leggett & Platt, Inc.	314
5		Standard Pacific Corp. (a)	18
18		Tempur-Pedic International, Inc. (a) (c)	335

			1,794

		Internet & Catalog Retail — 0.5%
9		HSN, Inc. (a)	150
2		NutriSystem, Inc.	35

			185

		Leisure Equipment & Products — 0.4%
6		Hasbro, Inc.	158

		Media — 0.8%
3		CKX, Inc. (a)	18
10		Cumulus Media, Inc., Class A (a)	16
12		Journal Communications, Inc., Class A	44
2		LIN TV Corp., Class A (a)	9
4		Scholastic Corp. (c)	97
26		Sinclair Broadcast Group, Inc., Class A	93

			277

		Multiline Retail — 0.6%
9		Dillard’s, Inc., Class A	131
19		Retail Ventures, Inc. (a)	102

			233

		Specialty Retail — 4.3%
7		AnnTaylor Stores Corp. (a) (c)	105
18		Borders Group, Inc. (a)	55
14		Build-A-Bear Workshop, Inc., Class A (a)	69
26		Cache, Inc. (a)	129
42		Charming Shoppes, Inc. (a)	204
5		Collective Brands, Inc. (a) (c)	90
2		Destination Maternity Corp. (a)	36
22		Finish Line, Inc. (The), Class A	225
9		Haverty Furniture Cos., Inc. (a)	110
3		Kirkland’s, Inc. (a)	48
16		MarineMax, Inc. (a) (c)	128
5		Midas, Inc. (a)	49
6		OfficeMax, Inc. (a)	77
1		Rent-A-Center, Inc. (a)	13
13		Sonic Automotive, Inc., Class A	137
9		Talbots, Inc.	81

			1,556

		Textiles, Apparel & Luxury Goods — 0.4%
2		Oxford Industries, Inc.	44
2		Perry Ellis International, Inc. (a)	35
6		Timberland Co. (The), Class A (a)	78
			157

		Total Consumer Discretionary	5,520

		Consumer Staples — 1.7%
		Beverages — 0.1%
4		National Beverage Corp. (a)	46

		Food & Staples Retailing — 0.2%
3		Nash Finch Co.	82

		Food Products — 0.2%
7		B&G Foods, Inc., Class A	54

		Household Products — 0.4%
13		Central Garden & Pet Co., Class A (a)	145

		Personal Products — 0.8%
6		Herbalife Ltd., (Cayman Islands)	207
11		Prestige Brands Holdings, Inc. (a)	80

			287

		Total Consumer Staples	614

		Energy — 4.2%
		Energy Equipment & Services — 1.8%
2		Bolt Technology Corp. (a)	28
7		Cal Dive International, Inc. (a)	64
2		CARBO Ceramics, Inc. (c)	113
3		Dresser-Rand Group, Inc. (a)	84
13		Hercules Offshore, Inc. (a) (c)	65
6		ION Geophysical Corp. (a)	20
26		Key Energy Services, Inc. (a)	222
2		Patterson-UTI Energy, Inc.	36

			632

		Oil, Gas & Consumable Fuels — 2.4%
1		Apco Oil and Gas International, Inc.	21
4		Brigham Exploration Co. (a)	34
1		Clayton Williams Energy, Inc. (a)	15
29		Endeavour International Corp. (a)	35
1		Frontier Oil Corp.	14
2		Frontline Ltd., (Bermuda) (c)	52
6		Mariner Energy, Inc. (a)	79
6		McMoRan Exploration Co. (a) (c)	42
2		PrimeEnergy Corp. (a)	43
3		Rosetta Resources, Inc. (a)	47
5		Stone Energy Corp. (a) (c)	86
5		Swift Energy Co. (a)	111
1		Tesoro Corp. (c)	18
3		Toreador Resources Corp. (a)	28
34		VAALCO Energy, Inc. (a)	155
1		W&T Offshore, Inc.	13
2		Westmoreland Coal Co. (a)	15
2		World Fuel Services Corp. (c)	72

			880

		Total Energy	1,512

		Financials — 18.5%
		Capital Markets — 1.6%
2		Affiliated Managers Group, Inc. (a) (c)	156
1		Artio Global Investors, Inc. (a)	26
5		Federated Investors, Inc., Class B (c)	132
1		Janus Capital Group, Inc.	7
4		LaBranche & Co., Inc. (a)	14
1		Oppenheimer Holdings, Inc., (Canada), Class A	24
3		Piper Jaffray Cos. (a) (c)	134
10		Pzena Investment Management, Inc., Class A (a)	78

			571

		Commercial Banks — 5.8%
3		1st Source Corp.	51
6		1st United Bancorp, Inc. (a)	32
8		BancFirst Corp.	277
3		Centerstate Banks, Inc.	20
5		Central Pacific Financial Corp. (c)	13
8		City Holding Co.	233
3		CoBiz Financial, Inc.	14
1		Farmers Capital Bank Corp.	16
2		Financial Institutions, Inc.	23
4		First Bancorp	13
6		First Financial Bancorp	70
2		First Merchants Corp.	13
–	(h)	First South Bancorp, Inc.	4
12		FNB Corp. (c)	83
8		Guaranty Bancorp (a)	11
3		Heartland Financial USA, Inc. (c)	41
2		Lakeland Financial Corp.	31
3		Sierra Bancorp	38
8		Simmons First National Corp., Class A	242
20		Southwest Bancorp, Inc.	281
10		Suffolk Bancorp	302
1		Sun Bancorp, Inc. (a)	6
13		TCF Financial Corp. (c)	173
2		UMB Financial Corp.	73
2		Union Bankshares Corp. (c)	19

			2,079

		Consumer Finance — 1.4%
6		Advance America Cash Advance Centers, Inc.	33
3		Credit Acceptance Corp. (a)	87
15		Dollar Financial Corp. (a)	235
7		World Acceptance Corp. (a) (c)	164

			519

		Diversified Financial Services — 0.5%
2		Marlin Business Services Corp. (a)	16
9		PHH Corp. (a) (c)	169

			185

		Insurance — 3.4%
12		American Equity Investment Life Holding Co.	85
2		Argo Group International Holdings Ltd., (Bermuda) (a)	72
1		Aspen Insurance Holdings Ltd., (Bermuda)	27
2		Axis Capital Holdings Ltd., (Bermuda)	66
16		Conseco, Inc. (a) (c)	85
3		Delphi Financial Group, Inc., Class A	63
8		Harleysville Group, Inc.	256
6		Meadowbrook Insurance Group, Inc.	42
3		Navigators Group, Inc. (a)	160
7		Platinum Underwriters Holdings Ltd., (Bermuda) (c)	244
2		ProAssurance Corp. (a)	125

			1,225

		Real Estate Investment Trusts (REITs) — 5.4%
20		Anthracite Capital, Inc. (a)	21
8		Anworth Mortgage Asset Corp.	64
1		Colonial Properties Trust	12
3		Cypress Sharpridge Investments, Inc. (a)	38
16		DCT Industrial Trust, Inc. (c)	79
8		Education Realty Trust, Inc.	47
1		Government Properties Income Trust (a)	29
3		Home Properties, Inc. (c)	134
8		Hospitality Properties Trust	163
1		Invesco Mortgage Capital, Inc. (a)	15
22		Lexington Realty Trust	114
13		LTC Properties, Inc.	315
34		MFA Financial, Inc.	270
1		Mid-America Apartment Communities, Inc. (c)	23
4		Pennsylvania Real Estate Investment Trust (c)	32
2		Pennymac Mortgage Investment Trust (a)	32
3		PS Business Parks, Inc.	174
16		Ramco-Gershenson Properties Trust	141
10		Strategic Hotels & Resorts, Inc. (a)	27
24		Sunstone Hotel Investors, Inc. (a) (c)	168
2		Taubman Centers, Inc. (c)	68

			1,966

		Real Estate Management & Development — 0.1%
1		Altisource Portfolio Solutions S.A., (Luxembourg) (a)	18

		Thrifts & Mortgage Finance — 0.3%
10		Ocwen Financial Corp. (a) (c)	109

		Total Financials	6,672

		Health Care — 14.7%
		Biotechnology — 4.5%
3		Acorda Therapeutics, Inc. (a)	70
1		Alexion Pharmaceuticals, Inc. (a)	54
2		AMAG Pharmaceuticals, Inc. (a) (c)	66
17		Anadys Pharmaceuticals, Inc. (a)	44
19		Ariad Pharmaceuticals, Inc. (a)	42
26		AVI BioPharma, Inc. (a) (c)	44
2		BioMarin Pharmaceutical, Inc. (a) (c)	34
2		Chelsea Therapeutics International, Inc. (a)	6
16		Cytokinetics, Inc. (a)	85
1		Dendreon Corp. (a)	36
8		Halozyme Therapeutics, Inc. (a)	56
8		Human Genome Sciences, Inc. (a)	147
8		Idenix Pharmaceuticals, Inc. (a)	23
7		Immunomedics, Inc. (a)	41
7		Incyte Corp. Ltd. (a)	49
2		InterMune, Inc. (a) (c)	30
1		Martek Biosciences Corp. (a) (c)	11
3		Medivation, Inc. (a)	84
7		Molecular Insight Pharmaceuticals, Inc. (a) (c)	39
4		Momenta Pharmaceuticals, Inc. (a)	41
–	(h)	Myriad Pharmaceuticals, Inc. (a)	3
4		Onyx Pharmaceuticals, Inc. (a) (c)	132
3		Pharmasset, Inc. (a)	72
9		Protalix BioTherapeutics, Inc., (Israel) (a)	72
10		Rigel Pharmaceuticals, Inc. (a) (c)	83
4		Savient Pharmaceuticals, Inc. (a) (c)	65
10		Seattle Genetics, Inc. (a) (c)	140
2		Theravance, Inc. (a) (c)	29
1		United Therapeutics Corp. (a)	39

			1,637

		Health Care Equipment & Supplies — 4.1%
9		American Medical Systems Holdings, Inc. (a)	152
2		Cantel Medical Corp. (a)	36
5		Electro-Optical Sciences, Inc. (a)	44
11		EnteroMedics, Inc. (a) (c)	52
14		Invacare Corp. (c)	305
6		Micrus Endovascular Corp. (a)	82
2		Orthofix International NV, (Netherlands Antilles) (a)	56
4		Sirona Dental Systems, Inc. (a)	119
3		Somanetics Corp. (a)	44
6		Teleflex, Inc.	275
7		Thoratec Corp. (a) (c)	215
20		TomoTherapy, Inc. (a)	87

			1,467

		Health Care Providers & Services — 2.6%
4		America Service Group, Inc.	63
4		American Dental Partners, Inc. (a)	52
3		Brookdale Senior Living, Inc.	49
1		Emdeon, Inc., Class A (a)	14
3		Emergency Medical Services Corp., Class A (a)	158
8		Magellan Health Services, Inc. (a) (c)	261
2		Medcath Corp. (a)	19
14		Nighthawk Radiology Holdings, Inc. (a)	103
10		Omnicare, Inc. (c)	230

			949

		Health Care Technology — 0.7%
13		AMICAS, Inc. (a)	46
5		MedAssets, Inc. (a) (c)	111
1		Medidata Solutions, Inc. (a)	15
6		Vital Images, Inc. (a)	76

			248

		Life Sciences Tools & Services — 1.3%
17		Harvard Bioscience, Inc. (a)	64
2		Mettler-Toledo International, Inc., (Switzerland) (a)	145
14		PerkinElmer, Inc.	277

			486

		Pharmaceuticals — 1.5%
2		Auxilium Pharmaceuticals, Inc. (a) (c)	75
4		Biodel, Inc. (a)	22
4		Cadence Pharmaceuticals, Inc. (a)	44
5		Cardiome Pharma Corp., (Canada) (a)	20
5		Inspire Pharmaceuticals, Inc. (a)	26
3		MAP Pharmaceuticals, Inc. (a)	36
1		Optimer Pharmaceuticals, Inc. (a) (c)	15
6		Pain Therapeutics, Inc. (a)	30
2		Perrigo Co.	51
5		Vivus, Inc. (a)	56
3		Watson Pharmaceuticals, Inc. (a) (c)	99
3		XenoPort, Inc. (a)	59

			533

		Total Health Care	5,320

		Industrials — 14.4%
		Aerospace & Defense — 1.1%
4		DigitalGlobe, Inc. (a)	90
1		DynCorp International, Inc., Class A (a)	14
19		Orbital Sciences Corp. (a)	278

			382

		Air Freight & Logistics — 0.1%
2		Hub Group, Inc., Class A (a)	46

		Airlines — 1.1%
29		Hawaiian Holdings, Inc. (a)	239
9		SkyWest, Inc.	146

			385

		Building Products — 0.9%
6		Gibraltar Industries, Inc. (c)	78
4		Lennox International, Inc. (c)	155
7		Quanex Building Products Corp.	105

			338

		Commercial Services & Supplies — 2.9%
26		ACCO Brands Corp. (a)	189
13		American Reprographics Co. (a)	128
3		ATC Technology Corp. (a)	55
8		Cenveo, Inc. (a)	57
9		Deluxe Corp.	161
3		G&K Services, Inc., Class A	67
2		ICT Group, Inc. (a)	23
22		Knoll, Inc.	232
3		Metalico, Inc. (a)	11
2		Standard Parking Corp. (a)	35
11		Standard Register Co. (The) (c)	65
2		Steelcase, Inc., Class A	14

			1,037

		Construction & Engineering — 1.4%
7		Dycom Industries, Inc. (a)	84
17		EMCOR Group, Inc. (a)	435

			519

		Electrical Equipment — 0.9%
1		A123 Systems, Inc. (a)	11
4		Acuity Brands, Inc. (c)	129
7		EnerSys (a) (c)	144
6		LSI Industries, Inc.	42

			326

		Industrial Conglomerates — 0.6%
5		Standex International Corp.	99
7		Tredegar Corp.	107

			206

		Machinery — 1.9%
8		Mueller Industries, Inc.	184
8		Nordson Corp. (c)	471
7		Trimas Corp. (a)	36

			691

		Marine — 0.4%
25		Horizon Lines, Inc., Class A	158

		Professional Services — 1.6%
3		COMSYS IT Partners, Inc. (a)	21
3		GP Strategies Corp. (a)	21
16		Kforce, Inc. (a)	188
54		Spherion Corp. (a)	333

			563

		Road & Rail — 0.6%
2		Celadon Group, Inc. (a)	21
3		Con-way, Inc.	115
1		Heartland Express, Inc.	13
3		Saia, Inc. (a)	55
5		YRC Worldwide, Inc. (a) (c)	22

			226

		Trading Companies & Distributors — 0.9%
12		WESCO International, Inc. (a) (c)	340

		Total Industrials	5,217

		Information Technology — 19.4%
		Communications Equipment — 2.3%
6		Arris Group, Inc. (a) (c)	73
12		Avocent Corp. (a)	239
7		Black Box Corp.	173
9		Emulex Corp. (a)	93
11		InterDigital, Inc. (a) (c)	252

			830

		Computers & Peripherals — 0.4%
14		Imation Corp.	127
18		Quantum Corp. (a)	22

			149

		Electronic Equipment, Instruments & Components — 3.8%
7		Benchmark Electronics, Inc. (a)	122
36		Brightpoint, Inc. (a)	316
17		Checkpoint Systems, Inc. (a) (c)	271
10		Coherent, Inc. (a)	231
3		CTS Corp.	31
3		DDi Corp. (a)	13
2		Electro Rent Corp.	22
22		Methode Electronics, Inc.	189
3		Newport Corp. (a)	29
3		OSI Systems, Inc. (a)	55
2		RadiSys Corp. (a)	19
3		Technitrol, Inc.	31
3		TTM Technologies, Inc. (a)	37

			1,366

		Internet Software & Services — 1.3%
3		DealerTrack Holdings, Inc. (a)	57
1		LogMeIn, Inc. (a)	13
3		Perficient, Inc. (a)	28
4		S1 Corp. (a)	23
22		ValueClick, Inc. (a) (c)	289
10		Web.com Group, Inc. (a)	70

			480

		IT Services — 1.5%
17		Acxiom Corp. (a)	159
10		CIBER, Inc. (a)	38
5		CSG Systems International, Inc. (a)	85
3		Gartner, Inc. (a)	60
6		Global Cash Access Holdings, Inc. (a)	40
6		Hackett Group, Inc. (The) (a)	17
3		Heartland Payment Systems, Inc.	41
1		Hewitt Associates, Inc., Class A (a)	18
35		Unisys Corp. (a) (c)	93

			551

		Semiconductors & Semiconductor Equipment — 3.7%
6		Amkor Technology, Inc. (a) (c)	41
4		Applied Micro Circuits Corp. (a)	44
37		Cirrus Logic, Inc. (a)	206
5		Cymer, Inc. (a) (c)	179
3		DSP Group, Inc. (a)	22
9		GSI Technology, Inc. (a)	36
6		Integrated Device Technology, Inc. (a)	37
8		Kopin Corp. (a)	37
56		LSI Corp. (a) (c)	307
22		Micrel, Inc.	180
1		Novellus Systems, Inc. (a)	21
2		Photronics, Inc. (a) (c)	8
14		RF Micro Devices, Inc. (a)	76
3		Rudolph Technologies, Inc. (a)	25
3		Semtech Corp. (a) (c)	58
–	(h)	Veeco Instruments, Inc. (a)	9
3		Zoran Corp. (a)	37

			1,323

		Software — 6.4%
30		Aspen Technology, Inc. (a)	309
14		EPIQ Systems, Inc. (a) (c)	202
3		Fair Isaac Corp. (c)	58
1		i2 Technologies, Inc. (a)	14
2		JDA Software Group, Inc. (a)	53
5		Manhattan Associates, Inc. (a)	99
4		MicroStrategy, Inc., Class A (a)	272
33		Monotype Imaging Holdings, Inc. (a)	274
13		Net 1 UEPS Technologies, Inc., (South Africa) (a)	268
3		Pegasystems, Inc. (c)	117
1		Rosetta Stone, Inc. (a) (c)	28
2		SolarWinds, Inc. (a) (c)	35
2		SPSS, Inc. (a)	100
10		Sybase, Inc. (a) (c)	397
4		Take-Two Interactive Software, Inc. (a) (c)	49
6		TIBCO Software, Inc. (a)	53

			2,328

		Total Information Technology	7,027

		Materials — 4.6%
		Chemicals — 2.1%
3		Innospec, Inc., (United Kingdom)	40
8		Minerals Technologies, Inc.	371
5		PolyOne Corp. (a)	33
30		Spartech Corp.	320

			764

		Construction Materials — 0.0% (g)
1		Headwaters, Inc. (a)	3

		Containers & Packaging — 1.3%
7		Bway Holding Co. (a)	131
5		Myers Industries, Inc.	54
6		Rock-Tenn Co., Class A	264

			449

		Metals & Mining — 0.7%
3		Globe Specialty Metals, Inc. (a)	29
17		Worthington Industries, Inc. (c)	238

			267

		Paper & Forest Products — 0.5%
16		Buckeye Technologies, Inc. (a)	166

		Total Materials	1,649

		Telecommunication Services — 1.4%
		Diversified Telecommunication Services — 0.8%
8		Consolidated Communications Holdings, Inc. (c)	130
13		Frontier Communications Corp.	101
28		Ibasis, Inc. (a)	59

			290

		Wireless Telecommunication Services — 0.6%
10		USA Mobility, Inc.	129
17		Virgin Mobile USA, Inc., Class A (a) (c)	84

			213

		Total Telecommunication Services	503

		Utilities — 3.3%
		Electric Utilities — 0.7%
8		El Paso Electric Co. (a)	138
2		PNM Resources, Inc.	27
3		UniSource Energy Corp.	92

			257

		Gas Utilities — 1.5%
3		New Jersey Resources Corp.	98
10		Nicor, Inc.	362
2		Southwest Gas Corp.	62

			522

		Multi-Utilities — 1.1%
16		NorthWestern Corp.	398

		Total Utilities	1,177

		Total Common Stocks (Cost $33,704)	35,211

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)

	U.S. Treasury Obligation — 0.5%
175	U.S. Treasury Note, 3.125%, 11/30/09 (k) (Cost $176)	176

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Short-Term Investment — 2.4%
	Investment Company — 2.4%
862	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $862)	862

	Investment of Cash Collateral for Securities on Loan — 24.9%
	Investment Company — 24.9%
9,003	JPMorgan Prime Money Market Fund, Capital Shares, 0.260% (b) (l) (Cost $9,003)	9,003

	Total Investments — 125.3% (Cost $43,745)	45,252
	Liabilities in Excess of Other Assets — (25.3)%	(9,126)

	NET ASSETS — 100.0%	$36,126

Percentages indicated are based on net assets.

Futures Contracts

			NOTIONAL	UNREALIZED
NUMBER OF		EXPIRATION	VALUE AT	APPRECIATION
CONTRACTS	DESCRIPTION	DATE	09/30/09	(DEPRECIATION)

Long Futures Outstanding
15	E-mini Russell 2000	12/18/09	$905	$33

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,905
Aggregate gross unrealized depreciation	(4,398)

Net unrealized appreciation/depreciation	$1,507

Federal income tax cost of investments	$43,745

U.S. Small Company Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	45,076	176	—	45,252
Appreciation in Other Financial Instruments*	33	—	—	33

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

*	Other financial instruments may include futures, forwards and swap contracts.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Common Stocks — 92.4%
		Consumer Discretionary — 13.2%
		Distributors — 1.2%
130		Genuine Parts Co.	4,948

		Hotels, Restaurants & Leisure — 0.7%
270		Monarch Casino & Resort, Inc. (a)	2,905

		Household Durables — 1.0%
95		Fortune Brands, Inc.	4,083

		Internet & Catalog Retail — 1.0%
182		Expedia, Inc. (a)	4,368

		Media — 4.3%
549		AH Belo Corp., Class A	1,772
620		Belo Corp., Class A	3,353
30		Cablevision Systems Corp., Class A	722
318		Clear Channel Outdoor Holdings, Inc., Class A (a)	2,225
412		E.W. Scripps Co., Class A (a)	3,092
367		Entercom Communications Corp., Class A (a)	1,872
250		LIN TV Corp., Class A (a)	1,183
9		Washington Post Co. (The), Class B	3,979

			18,198

		Multiline Retail — 0.8%
50		Sears Holdings Corp. (a)	3,265

		Specialty Retail — 4.2%
29		AutoZone, Inc. (a)	4,211
301		Gap, Inc. (The)	6,442
180		Home Depot, Inc.	4,795
23		J Crew Group, Inc. (a)	813
42		TJX Cos., Inc.	1,568

			17,829

		Total Consumer Discretionary	55,596

		Consumer Staples — 4.9%
		Beverages — 0.6%
42		Diageo plc, (United Kingdom), ADR	2,577

		Food & Staples Retailing — 2.0%
100		Great Atlantic & Pacific Tea Co. (a)	891
70		Safeway, Inc.	1,378
165		Walgreen Co.	6,183

			8,452

		Food Products — 1.8%
118		JM Smucker Co. (The)	6,255
35		McCormick & Co., Inc.	1,195

			7,450

		Tobacco — 0.5%
125		Altria Group, Inc.	2,226

		Total Consumer Staples	20,705

		Energy — 13.4%
		Energy Equipment & Services — 1.6%
286		RPC, Inc.	2,994
44		SEACOR Holdings, Inc. (a)	3,568

			6,562

		Oil, Gas & Consumable Fuels — 11.8%
145		CVR Energy, Inc. (a)	1,799
135		Devon Energy Corp.	9,090
170		El Paso Corp.	1,754
175		Energy Transfer Equity LP	4,892
212		Enterprise GP Holdings LP	6,265
67		Kinder Morgan Management LLC (a)	3,182
239		NuStar GP Holdings LLC	5,927
430		Teekay Corp., (Bahamas)	9,397
420		Williams Cos., Inc. (The)	7,505

			49,811

		Total Energy	56,373

		Financials — 36.4%
		Capital Markets — 3.4%
60		Artio Global Investors, Inc. (a)	1,556
277		Charles Schwab Corp. (The)	5,312
265		W.P. Carey & Co. LLC	7,502

			14,370

		Commercial Banks — 6.8%
41		BB&T Corp.	1,125
60		M&T Bank Corp.	3,739
200		SunTrust Banks, Inc.	4,510
434		Synovus Financial Corp.	1,627
72		TCF Financial Corp.	933
248		United Community Banks, Inc. (a)	1,242
475		Wells Fargo & Co.	13,372
135		Wilmington Trust Corp.	1,921

			28,469

		Consumer Finance — 0.8%
47		American Express Co.	1,607
56		Capital One Financial Corp.	2,008

			3,615

		Diversified Financial Services — 0.9%
235		Bank of America Corp.	3,976

		Insurance — 16.6%
260		Assurant, Inc.	8,336
–	(h)	Berkshire Hathaway, Inc., Class A (a)	10,908
287		Cincinnati Financial Corp.	7,470
350		Loews Corp.	11,987
145		MetLife, Inc.	5,520
780		Old Republic International Corp.	9,500
232		OneBeacon Insurance Group Ltd., Class A	3,193
15		PartnerRe Ltd., (Bermuda)	1,154
60		ProAssurance Corp. (a)	3,131
111		Transatlantic Holdings, Inc.	5,564
115		W.R. Berkley Corp.	2,907

			69,670

		Real Estate Investment Trusts (REITs) — 6.2%
435		Agree Realty Corp.	9,970
265		Cousins Properties, Inc.	2,195
165		Getty Realty Corp.	4,049
111		Kimco Realty Corp.	1,451
190		National Health Investors, Inc.	6,014
63		Regency Centers Corp.	2,338

			26,017

		Real Estate Management & Development — 1.7%
224		Brookfield Asset Management, Inc., (Canada), Class A	5,078
175		Brookfield Properties Corp., (Canada)	1,971

			7,049

		Total Financials	153,166

		Health Care — 7.5%
		Health Care Equipment & Supplies — 0.5%
30		Becton Dickinson & Co.	2,093

		Health Care Providers & Services — 3.1%
188		AmerisourceBergen Corp.	4,216
103		Lincare Holdings, Inc. (a)	3,219
151		National Healthcare Corp.	5,643

			13,078

		Pharmaceuticals — 3.9%
92		Bristol-Myers Squibb Co.	2,065
156		Merck & Co., Inc.	4,940
42		Novartis AG, (Switzerland), ADR	2,101
425		Pfizer, Inc.	7,034

			16,140

		Total Health Care	31,311

		Industrials — 4.4%
		Electrical Equipment — 0.5%
75		Baldor Electric Co.	2,050

		Industrial Conglomerates — 2.2%
270		Carlisle Cos., Inc.	9,156

		Machinery — 1.3%
70		Crane Co.	1,807
50		Kennametal, Inc.	1,230
85		Oshkosh Corp.	2,620

			5,657

		Trading Companies & Distributors — 0.4%
60		GATX Corp.	1,677

		Total Industrials	18,540

		Information Technology — 1.5%
		Communications Equipment — 0.4%
40		QUALCOMM, Inc.	1,799

		IT Services — 0.2%
14		Visa, Inc., Class A	967

		Software — 0.9%
138		Microsoft Corp.	3,581

		Total Information Technology	6,347

		Materials — 1.5%
		Chemicals — 1.5%
176		Albemarle Corp.	6,076

		Telecommunication Services — 4.6%
		Diversified Telecommunication Services — 2.4%
200		Alaska Communications Systems Group, Inc.	1,850
150		AT&T, Inc.	4,060
88		CenturyTel, Inc.	2,950
134		Windstream Corp.	1,356

			10,216

		Wireless Telecommunication Services — 2.2%
309		Telephone & Data Systems, Inc.	9,168

		Total Telecommunication Services	19,384

		Utilities — 5.0%
		Electric Utilities — 1.7%
130		American Electric Power Co., Inc.	4,029
96		Southern Co.	3,046

			7,075

		Gas Utilities — 2.6%
85		Energen Corp.	3,664
200		Oneok, Inc.	7,324

			10,988

		Independent Power Producers & Energy Traders — 0.7%
145		TransAlta Corp., (Canada)	2,975

		Total Utilities	21,038

		Total Common Stocks (Cost $360,573)	388,536

		Investment Company — 1.6%
492		Cohen & Steers Select Utility Fund, Inc. (Cost $8,126)	6,828

		Short-Term Investment — 2.3%
		Investment Company — 2.3%
9,810		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (Cost $9,810)	9,810

		Total Investments — 96.3%
		(Cost $378,509)	405,174
		Other Assets in Excess of Liabilities — 3.7%	15,386

		NET ASSETS — 100.0%	$420,560

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	The rate shown is the current yield as of September 30, 2009.

(h)	Amount rounds to less than one thousand (shares or dollars).

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,829
Aggregate gross unrealized depreciation	(23,164)

Net unrealized appreciation/depreciation	$26,665

Federal income tax cost of investments	$378,509

Value Advantage Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$405,174	$—	$—	$405,174

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (SOI). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Value Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF SEPTEMBER 30, 2009 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)

	Common Stocks — 97.8%
	Consumer Discretionary — 12.2%
	Auto Components — 2.3%
1,110	Johnson Controls, Inc.	28,372
1,082	WABCO Holdings, Inc.	22,722

		51,094

	Hotels, Restaurants & Leisure — 1.2%
300	Darden Restaurants, Inc.	10,239
460	Starwood Hotels & Resorts Worldwide, Inc.	15,194

		25,433

	Media — 5.5%
2,455	Comcast Corp., Special Class A	39,476
1,160	Time Warner Cable, Inc.	49,984
1,110	Walt Disney Co. (The)	30,481

		119,941

	Specialty Retail — 2.0%
1,667	Home Depot, Inc.	44,409

	Textiles, Apparel & Luxury Goods — 1.2%
400	Nike, Inc., Class B	25,880

	Total Consumer Discretionary	266,757

	Consumer Staples — 7.7%
	Food & Staples Retailing — 3.6%
1,060	CVS/Caremark Corp.	37,884
810	Wal-Mart Stores, Inc.	39,763

		77,647

	Food Products — 2.0%
840	JM Smucker Co. (The)	44,528

	Household Products — 1.0%
390	Procter & Gamble Co.	22,589

	Tobacco — 1.1%
470	Philip Morris International, Inc.	22,908

	Total Consumer Staples	167,672

	Energy — 14.7%
	Oil, Gas & Consumable Fuels — 14.7%
590	Anadarko Petroleum Corp.	37,011
280	Apache Corp.	25,712
1,180	Chevron Corp.	83,108
940	ConocoPhillips	42,450
430	Devon Energy Corp.	28,952
2,411	El Paso Corp.	24,882
630	Exxon Mobil Corp.	43,224
450	Occidental Petroleum Corp.	35,280

	Total Energy	320,619

	Financials — 20.8%
	Capital Markets — 7.5%
830	Ameriprise Financial, Inc.	30,154
1,080	Bank of New York Mellon Corp. (The)	31,309
220	Goldman Sachs Group, Inc. (The)	40,557
740	Morgan Stanley	22,851
150	State Street Corp.	7,890
1,530	TD AMERITRADE Holding Corp. (a)	30,019

		162,780

	Commercial Banks — 5.1%
260	M&T Bank Corp.	16,203
416	PNC Financial Services Group, Inc.	20,214
890	U.S. Bancorp	19,455
1,980	Wells Fargo & Co.	55,796

		111,668

	Consumer Finance — 2.1%
1,039	American Express Co.	35,222
300	Capital One Financial Corp.	10,719

		45,941

	Diversified Financial Services — 3.1%
3,940	Bank of America Corp.	66,665

	Insurance — 3.0%
350	Prudential Financial, Inc.	17,468
380	RenaissanceRe Holdings Ltd., (Bermuda)	20,809
553	Travelers Cos., Inc. (The)	27,224

		65,501

	Real Estate Investment Trusts (REITs) — 0.0% (g)
1	Vornado Realty Trust	51

	Total Financials	452,606

	Health Care — 9.6%
	Health Care Equipment & Supplies — 2.4%
400	Baxter International, Inc.	22,804
680	Covidien plc, (Ireland)	29,417

		52,221

	Health Care Providers & Services — 1.2%
310	Aetna, Inc.	8,627
670	UnitedHealth Group, Inc.	16,777

		25,404

	Life Sciences Tools & Services — 1.0%
510	Thermo Fisher Scientific, Inc. (a)	22,272

	Pharmaceuticals — 5.0%
690	Abbott Laboratories	34,134
1,121	Merck & Co., Inc.	35,457
2,410	Pfizer, Inc.	39,886

		109,477

	Total Health Care	209,374

	Industrials — 8.7%
	Aerospace & Defense — 2.8%
570	Honeywell International, Inc.	21,175
110	Precision Castparts Corp.	11,206
470	United Technologies Corp.	28,637

		61,018

	Electrical Equipment — 0.7%
430	Cooper Industries Ltd., Class A	16,155

	Industrial Conglomerates — 0.8%
940	Textron, Inc.	17,841

	Machinery — 1.5%
400	PACCAR, Inc.	15,084
330	Parker Hannifin Corp.	17,107

		32,191

	Road & Rail — 1.9%
960	CSX Corp.	40,186

	Trading Companies & Distributors — 1.0%
790	GATX Corp.	22,081

	Total Industrials	189,472

	Information Technology — 13.1%
	Communications Equipment — 3.8%
1,460	Cisco Systems, Inc. (a)	34,368
1,147	Corning, Inc.	17,561
680	QUALCOMM, Inc.	30,586

		82,515

	Computers & Peripherals — 3.3%
1,255	Hewlett-Packard Co.	59,249
600	Lexmark International, Inc., Class A (a)	12,924

		72,173

	Electronic Equipment, Instruments & Components — 1.1%
1,090	Tyco Electronics Ltd., (Switzerland)	24,285

	Internet Software & Services — 1.4%
60	Google, Inc., Class A (a)	29,751

	Software — 3.5%
2,202	Microsoft Corp.	57,010
920	Oracle Corp.	19,173

		76,183

	Total Information Technology	284,907

	Materials — 4.2%
	Chemicals — 2.7%
280	Air Products & Chemicals, Inc.	21,722
600	Celanese Corp., Class A	15,000
810	Dow Chemical Co. (The)	21,117

		57,839

	Metals & Mining — 1.5%
300	Freeport-McMoRan Copper & Gold, Inc.	20,583
530	Vale SA, (Brazil), ADR	12,259

		32,842

	Total Materials	90,681

	Telecommunication Services — 2.7%
	Diversified Telecommunication Services — 2.7%
1,930	Verizon Communications, Inc.	58,421

	Utilities — 4.1%
	Electric Utilities — 1.4%
2,580	NV Energy, Inc.	29,902

	Multi-Utilities — 1.0%
1,570	CMS Energy Corp.	21,038

	Water Utilities — 1.7%
1,920	American Water Works Co., Inc.	38,285

	Total Utilities	89,225

	Total Common Stocks (Cost $1,946,743)	2,129,734

PRINCIPAL AMOUNT ($)

	Convertible Bonds — 0.9%
	Consumer Discretionary — 0.6%
	Media — 0.6%
13,000	Liberty Media LLC, 3.125%, 03/30/23	12,870

	Industrials — 0.3%
	Industrial Conglomerates — 0.3%
5,000	Textron, Inc., 4.500%, 05/01/13	8,156

	Total Convertible Bonds (Cost $18,229)	21,026

	Options Purchased — 1.3%
	Options — 1.3%
	Call Options Purchased — 1.3%
4	American Express Co., Expiring 1/22/2011 @ 20.00 American Style (a)	6,080
13	Dow Chemical, Expiring 1/22/2011 @ 12.50 American Style (a)	18,421
3	Monsanto Co., Expiring 1/22/2011 @ 80.00 American Style (a)	3,480

	Total Options Purchased (Cost $9,600)	27,981

SHARES

	Short-Term Investment — 2.8%
	Investment Company — 2.8%
60,978	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.220% (b) (l) (m) (Cost $60,978)	60,978

	Total Investments — 102.8% (Cost $2,035,550)	2,239,719
	Liabilities in Excess of Other Assets — (2.8)%	(61,601)

	NET ASSETS — 100.0%	$2,178,118

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR —	American Depositary Receipt

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	Amount rounds to less than 0.1%.

(l)	The rate shown is the current yield as of September 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of September 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$313,483
Aggregate gross unrealized depreciation	(109,314)

Net unrealized appreciation/depreciation	$204,169

Federal income tax cost of investments	$2,035,550

Value Discovery Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$2,218,693	$21,026	$—	$2,239,719
Liabilities in Securities Sold Short †
Options Written
Call Options Written	$(440)	$—	$—	$(440)
Put Options Written	(15,110)	—	—	(15,110)
Total Liabilities in Securities Sold Short	$(15,650)	$—	$—	$(15,650)

#

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of convertible bonds. Please refer to the SOI for industry specifics of the portfolio holdings.

†	Liabilities in securities sold short may include written options.

OPTIONS WRITTEN

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Johnson Controls Inc., American Style	$ 30.000	11/21/09	4	$ (140)
Precision Castparts Corp., American Style	115.000	01/16/10	1	(300)
(Premiums received of $555.)				$ (440)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Aetna Inc., American Style	$ 27.000	10/17/09	4	$ (340)
Aetna Inc., American Style	26.000	11/21/09	4	(540)
Aetna Inc., American Style	30.000	01/22/11	4	(2,400)
Agco Corp., American Style	25.000	11/21/09	4	(360)
American Express Co., American Style	26.000	01/16/10	9	(765)
American Express Co., American Style	15.000	01/22/11	6	(510)
Deere & Co., American Style	38.000	12/19/09	3	(405)
Deere & Co., American Style	41.000	12/19/09	3	(780)
Johnson Controls Inc., American Style	25.000	10/17/09	4	(260)
Monsanto Co., American Style	70.000	01/16/10	3	(855)
Monsanto Co., American Style	75.000	01/22/11	3	(3,570)
Norfolk Southern Corp., American Style	30.000	01/21/11	3	(795)
State Street Corp., American Style	41.000	11/21/09	3	(195)
State Street Corp., American Style	42.000	11/21/09	3	(225)
UnitedHealth Group Inc., American Style	24.000	10/17/09	4	(640)
UnitedHealth Group Inc., American Style	24.000	11/21/09	4	(260)
UnitedHealth Group Inc., American Style	22.500	01/22/11	5	(1,850)
Walt Disney Co.( The), American Style	25.000	01/16/10	4	(460)
(Premiums received of $18,775.)				$ (15,210)

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

November 24, 2009

By:

/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

November 24, 2009